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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING 130/30 Fundamental Research Fund
ING Balanced Fund
ING Corporate Leaders 100 Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 113.5%
		Aerospace/Defense: 2.4%
1,300		Goodrich Corp.	$66,625
1,400		Lockheed Martin Corp.	163,016
			229,641
		Agriculture: 2.5%
3,700		Altria Group, Inc.	77,811
3,100		Philip Morris International, Inc.	166,470
			244,281
		Apparel: 1.5%
2,400		Nike, Inc.	145,464
			145,464
		Banks: 9.3%
5,800		Associated Banc-Corp.	101,500
4,900		Bank of New York Mellon Corp.	169,589
8,300		Comerica, Inc.	233,147
2,200		PNC Financial Services Group, Inc.	158,290
1,300		State Street Corp.	87,971
4,700		Wells Fargo & Co.	142,269
			892,766
		Beverages: 2.9%
2,100		Coca-Cola Co.	109,347
2,500		PepsiCo, Inc.	171,200
			280,547
		Biotechnology: 0.8%
800	@	Genentech, Inc.	79,000
			79,000
		Chemicals: 2.1%
3,300		Eastman Chemical Co.	199,056
			199,056
		Computers: 8.4%
1,000	@	Apple, Inc.	169,530
7,500	@, S	Cognizant Technology Solutions Corp.	219,900
7,400	@	EMC Corp.	113,072
1,900		International Business Machines Corp.	231,287
4,800		Seagate Technology, Inc.	71,568
			805,357
		Cosmetics/Personal Care: 3.8%
3,200		Avon Products, Inc.	137,056
3,216		Procter & Gamble Co.	224,380
			361,436
		Diversified Financial Services: 5.1%
6,800		Citigroup, Inc.	129,132
599	@@	Deutsche Boerse AG	56,145
3,589		Invesco Ltd.	91,986
2,600		JPMorgan Chase & Co.	100,074
2,700		Morgan Stanley	110,241
			487,578
		Electric: 5.9%
5,800		Centerpoint Energy, Inc.	92,104
900		Exelon Corp.	68,364
5,700		NSTAR	192,888
5,100		PG&E Corp.	210,783
			564,139
		Electronics: 1.0%
2,000		Amphenol Corp.	95,040
			95,040
		Engineering & Construction: 0.7%
1,400	@, @@	Foster Wheeler Ltd.	69,566
			69,566
		Entertainment: 0.7%
3,000		International Game Technology	64,290
			64,290
		Food: 1.0%
2,000	@@	Cadbury PLC ADR	92,240
			92,240
		Healthcare - Products: 5.8%
2,796	@@	Covidien Ltd.	151,180
1,800		Johnson & Johnson	126,774
2,900	@	St. Jude Medical, Inc.	132,907
2,000	@	Zimmer Holdings, Inc.	144,780
			555,641
		Healthcare - Services: 1.7%
3,100	@	WellPoint, Inc.	163,649
			163,649

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 4.1%
1,800		Metlife, Inc.	$97,560
2,900		Protective Life Corp.	105,241
1,700		Reinsurance Group of America	81,872
2,400		Travelers Cos., Inc.	105,984
			390,657
		Internet: 2.8%
3,900	@	eBay, Inc.	97,227
372	@	Google, Inc. - Class A	172,344
			269,571
		Iron/Steel: 0.8%
800		Cleveland-Cliffs, Inc.	80,976
			80,976
		Machinery - Diversified: 1.0%
1,700		Roper Industries, Inc.	100,436
			100,436
		Media: 2.1%
7,279	@	Liberty Media Corp. - Entertainment	202,283
			202,283
		Mining: 1.0%
1,100		Freeport-McMoRan Copper & Gold, Inc.	98,252
			98,252
		Miscellaneous Manufacturing: 4.4%
7,200		General Electric Co.	202,320
2,600		Honeywell International, Inc.	130,442
800		SPX Corp.	95,400
			428,162
		Oil & Gas: 9.3%
1,600		Anadarko Petroleum Corp.	98,768
600		Apache Corp.	68,628
5,600		ExxonMobil Corp.	448,056
2,200		Marathon Oil Corp.	99,154
1,600	@@	Royal Dutch Shell PLC ADR - Class A	111,232
1,300		XTO Energy, Inc.	65,533
			891,371
		Oil & Gas Services: 3.9%
1,000		Baker Hughes, Inc.	80,010
2,500		BJ Services Co.	67,125
1,700		Halliburton Co.	74,698
1,000		Schlumberger Ltd.	94,220
1,500	@, @@	Willbros Group, Inc	62,115
			378,168
		Packaging & Containers: 0.9%
3,100	@	Pactiv Corp.	83,297
			83,297
		Pharmaceuticals: 5.5%
4,100		Abbott Laboratories	235,463
1,900		AmerisourceBergen Corp.	77,919
2,500	@@	Teva Pharmaceutical Industries Ltd. ADR	118,350
2,300		Wyeth	99,544
			531,276
		Retail: 7.0%
4,700		Darden Restaurants, Inc.	137,663
2,000		Home Depot, Inc.	54,240
1,600	@	Kohl’s Corp.	78,672
2,700		McDonald’s Corp.	167,400
3,200		Ross Stores, Inc.	128,672
1,800		Wal-Mart Stores, Inc.	106,326
			672,973
		Semiconductors: 3.6%
3,300		Altera Corp.	74,712
11,900		Intel Corp.	272,153
			346,865
		Software: 2.6%
2,100	@	Ansys, Inc.	93,135
7,100	@	Oracle Corp.	155,703
			248,838
		Telecommunications: 5.5%
4,900		AT&T, Inc.	156,751
1,100	@	Ciena Corp.	19,118
2,100	@	Juniper Networks, Inc.	53,970
4,000		Qualcomm, Inc.	210,600
10,000		Sprint Nextel Corp.	87,200
			527,639
		Toys/Games/Hobbies: 1.0%
200	@@	Nintendo Co., Ltd.	93,892
			93,892
		Transportation: 2.4%
1,400		Tidewater, Inc.	84,938
1,700		Union Pacific Corp.	142,630
			227,568
		Total Common Stock
		(Cost $10,746,633)	10,901,915

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 4.3%
		Affiliated Mutual Fund: 3.1%
300,000	S	ING Institutional Prime Money Market Fund	$300,000
		Total Mutual Fund
		(Cost $300,000)	300,000

Principal Amount			Value
$113,000	Repurchase Agreement: 1.2%
	Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $113,026 to be received upon repurchase (Collateralized by $118,000 Federal Home Loan Bank, Discount Note, Market Value $115,817, due 04/20/09)		$113,000
	Total Repurchase Agreement
	(Cost $113,000)		113,000
	Total Short-Term Investments
	(Cost $413,000)		413,000
	Total Investments in Securities
	(Cost $11,159,633)*	117.8%	$11,314,915
	Other Assets and Liabilities — Net	(17.8)	(1,713,656)
	Net Assets	100.0%	$9,601,259

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $11,275,177.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$629,667
	Gross Unrealized Depreciation	(589,929)
	Net Unrealized Appreciation	$39,738

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

ING 130/30 Fundamental Research Fund Open Futures Contracts on August 31, 2008

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	4	09/19/08	$1,687
			$1,687

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

The following short positions were held by the ING 130/30 Fundamental Research Fund at August 31, 2008:

Shares	Descriptions	Market Value
(4,200)	Alcatel Lucent - Sponsored ADR	$(25,956)
(700)	Baxter International, Inc.	(47,432)
(3,500)	Brinker International, Inc.	(66,220)
(3,341)	Calamos Asset Management, Inc.	(71,598)
(1,700)	Capital One Financial Corp.	(75,038)
(1,200)	Caterpillar, Inc.	(84,876)
(500)	Covance, Inc.	(47,170)
(3,400)	DirecTV Group, Inc.	(95,914)
(3,900)	Dow Chemical Corp.	(133,107)
(2,100)	Eli Lilly & Co.	(97,965)
(1,600)	FactSet Research Systems	(100,336)
(1,100)	FirstEnergy Corp.	(79,904)
(1,798)	Infosys Technologies ADR	(74,221)
(3,195)	Kraft Foods, Inc.	(100,675)
(3,500)	Nortel Networks Corp.	(21,105)
(1,500)	Northern Trust Corp.	(120,585)
(10,700)	Regions Financial Corp.	(99,189)
(2,000)	Target Corp.	(106,040)
(5,400)	Tellabs, Inc.	(28,134)
(2,200)	Western Digital Corp.	(59,972)
(2,400)	Walt Disney Co.	(77,640)
(1,700)	Wisconsin Energy Corp.	(79,509)
(2,800)	Xilinx, Inc.	(72,744)
	Total Short Positions
	(Proceeds $1,759,629)	$(1,765,330)

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$9,456,738	$(1,763,643)
Level 2- Other Significant Observable Inputs	1,858,177	—
Level 3- Significant Unobservable Inputs	—	—
Total	$11,314,915	$(1,763,643)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, short positions, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps, short positions, and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 58.7%
		Advertising: 0.2%
900		Harte-Hanks, Inc.	$11,115
32,250	@, L	Interpublic Group of Cos., Inc.	303,150
180	@, L	inVentiv Health, Inc.	3,973
3,350		Omnicom Group	142,007
			460,245
		Aerospace/Defense: 1.6%
1,350	@, L	Alliant Techsystems, Inc.	142,061
1,750	@, L	BE Aerospace, Inc.	41,913
14,000		Boeing Co.	917,840
790		Cubic Corp.	21,875
390	L	Curtiss-Wright Corp.	21,009
350		DRS Technologies, Inc.	27,867
1,160	@	Esterline Technologies Corp.	65,528
9,000		Goodrich Corp.	461,250
7,150		Lockheed Martin Corp.	832,546
180	@, L	Moog, Inc.	8,532
5,600		Northrop Grumman Corp.	385,560
1,180	@, L	Orbital Sciences Corp.	31,199
1,440	@, L	Teledyne Technologies, Inc.	89,755
			3,046,935
		Agriculture: 1.0%
2,510	@, L	Alliance One International, Inc.	10,090
17,250		Altria Group, Inc.	362,768
620	L	Andersons, Inc.	27,875
3,900		Archer-Daniels-Midland Co.	99,294
1,209	I	North Atlantic Trading Co.	1
16,050		Philip Morris International, Inc.	861,885
9,800		Reynolds American, Inc.	519,204
			1,881,117
		Airlines: 0.0%
3,357	L	Skywest, Inc.	57,371
			57,371
		Apparel: 0.3%
1,320	@, L	CROCS, Inc.	5,478
520	@, L	Deckers Outdoor Corp.	59,119
2,980	@, L	Iconix Brand Group, Inc.	38,531
400	@, L	Maidenform Brands, Inc.	6,040
380	L	Oxford Industries, Inc.	8,683
800	@, L	Perry Ellis International, Inc.	13,648
570	@, L	Quiksilver, Inc.	4,395
1,990	@, L	Skechers USA, Inc.	38,049
500	@, L	True Religion Apparel, Inc.	13,575
2,850		VF Corp.	225,863
780	@, L	Volcom, Inc.	13,915
1,200	@, L	Warnaco Group, Inc.	61,884
2,130	L	Wolverine World Wide, Inc.	56,083
			545,263
		Auto Parts & Equipment: 0.4%
500	L	ArvinMeritor, Inc.	7,505
4,000		BorgWarner, Inc.	165,400
19,900		Johnson Controls, Inc.	615,308
2,300	@, L	Lear Corp.	28,888
1,100	L	Superior Industries International	19,327
			836,428
		Banks: 3.5%
4,660		Bank Mutual Corp.	56,153
34,029		Bank of America Corp.	1,059,663
2,350		Bank of Hawaii Corp.	124,268
15,850		Bank of New York Mellon Corp.	548,569
37,450	L	BB&T Corp.	1,123,500
1,550	L	Capital One Financial Corp.	68,417
3,480	L	Cascade Bancorp.	27,770
900	L	Cathay General Bancorp.	17,424
2,560	L	Central Pacific Financial Corp.	30,464
2,900		Commerce Bancshares, Inc.	130,500
2,280	L	Community Bank System, Inc.	51,528
1,000	L	Corus Bankshares, Inc.	3,970
2,151	L	East-West Bancorp., Inc.	26,823
700	L	First Financial Bankshares, Inc.	34,349
2,900	L	First Midwest Bancorp., Inc.	64,902
1,950		FirstMerit Corp.	39,468
594	L	Frontier Financial Corp.	6,623
2,380	L	Glacier Bancorp., Inc.	50,742
1,400		Hancock Holding Co.	68,670
2,900	L	Hanmi Financial Corp.	14,819
4,300		M&T Bank Corp.	306,762
580	L	Nara Bancorp., Inc.	6,351

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
3,160	L	National Penn Bancshares, Inc.	$45,125
6,250		Northern Trust Corp.	502,438
7,750		PNC Financial Services Group, Inc.	557,613
1,320	L	Prosperity Bancshares, Inc.	42,200
1,100	L	Provident Bankshares Corp.	8,514
16,300	L	Regions Financial Corp.	151,101
560	@, L	Signature Bank	16,559
10,000		State Street Corp.	676,700
980		Sterling Bancorp.	15,278
2,500		Sterling Bancshares, Inc.	24,600
5,400		SunTrust Bank	226,206
400	L	Susquehanna Bancshares, Inc.	6,392
1,000	@, L	SVB Financial Group	56,050
2,900	L	Trustco Bank Corp.	28,362
4,340		UCBH Holdings, Inc.	25,389
1,000		UMB Financial Corp.	52,030
580	L	United Community Banks, Inc.	6,821
1,800	L	Westamerica Bancorp.	92,160
2,550	L	Whitney Holding Corp.	55,208
2,250	L	Wilmington Trust Corp.	52,808
2,160	L	Wintrust Financial Corp.	50,220
7,850	L	Zions Bancorp.	210,694
			6,764,203
		Beverages: 1.3%
5,700		Anheuser-Busch Cos., Inc.	386,802
200	@, L	Boston Beer Co., Inc.	8,994
27,050		Coca-Cola Co.	1,408,494
6,650	@, L	Constellation Brands, Inc.	140,382
400	@, L	Green Mountain Coffee Roasters, Inc.	14,596
1,150	@, L	Hansen Natural Corp.	31,602
2,150		Molson Coors Brewing Co.	102,448
200	@, L	Peet’s Coffee & Tea, Inc.	5,248
10,500		Pepsi Bottling Group, Inc.	310,590
4,750		PepsiAmericas, Inc.	111,293
			2,520,449
		Biotechnology: 0.8%
14,000	@	Amgen, Inc.	879,900
6,450	@	Biogen Idec, Inc.	328,499
200	@, L	Charles River Laboratories International, Inc.	13,122
1,540	@, L	Enzo Biochem, Inc.	19,943
3,150	@, L	Invitrogen Corp.	133,749
940	@, L	Martek Biosciences Corp.	31,405
1,100	@, L	PDL BioPharma, Inc.	13,277
1,740	@, L	Regeneron Pharmaceuticals, Inc.	37,793
1,900	@, L	Vertex Pharmaceuticals, Inc.	51,034
			1,508,722
		Building Materials: 0.1%
1,190	L	Apogee Enterprises, Inc.	23,800
1,360	@, L	Drew Industries, Inc.	21,801
2,467		Gibraltar Industries, Inc.	53,065
1,520	L	Lennox International, Inc.	56,240
1,420	@, L	NCI Building Systems, Inc.	54,358
1,153	L	Quanex Building Products Corp.	18,978
300	L	Texas Industries, Inc.	15,801
600	L	Universal Forest Products, Inc.	19,710
			263,753
		Chemicals: 1.0%
2,100		Airgas, Inc.	124,404
200		Albemarle Corp.	7,948
450	S	CF Industries Holdings, Inc.	68,580
3,800		Chemtura Corp.	25,042
1,450		Cytec Industries, Inc.	73,660
1,350		EI Du Pont de Nemours & Co.	59,994
100		FMC Corp.	7,354
2,120	L	HB Fuller Co.	55,268
2,400		Lubrizol Corp.	127,176
1,450		Minerals Technologies, Inc.	95,236
2,850		Monsanto Co.	325,613
600		NewMarket Corp.	40,764
1,100	L	Olin Corp.	29,601
800	@, L	OM Group, Inc.	29,680
1,740	@, L	PolyOne Corp.	14,285
9,700	L	PPG Industries, Inc.	609,742
1,355	L	Quaker Chemical Corp.	40,108
946		Rohm & Haas Co.	70,997
1,450		RPM International, Inc.	31,320
1,900		Schulman A, Inc.	46,018
1,400		Terra Industries, Inc.	70,350
580		Zep, Inc.	11,362
			1,964,502
		Coal: 0.1%
2,100		Arch Coal, Inc.	113,904
1,080	@, L	Patriot Coal Corp.	64,757
			178,661

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services: 1.5%
1,700		Aaron Rents, Inc.	$48,552
780		Administaff, Inc.	21,372
1,700	@, L	Alliance Data Systems Corp.	109,208
980	@, L	AMN Healthcare Services, Inc.	18,620
4,900	@	Apollo Group, Inc. - Class A	312,032
1,160	L	Arbitron, Inc.	55,634
1,300	@	Avis Budget Group, Inc.	9,906
380	@, L	Bankrate, Inc.	12,259
2,760	L	Bowne & Co., Inc.	33,396
2,000	@, L	Career Education Corp.	37,500
480	L	CDI Corp.	12,048
560	L	Chemed Corp.	24,494
1,300	@, W	ChoicePoint, Inc.	63,258
400	@, L	Consolidated Graphics, Inc.	15,548
400		Corporate Executive Board Co.	14,560
2,360	@, L	Cross Country Healthcare, Inc.	36,981
950	L	DeVry, Inc.	49,001
1,000	@, L	Gartner, Inc.	26,410
800		Global Payments, Inc.	38,568
19,100		H&R Block, Inc.	487,814
820		Heidrick & Struggles International, Inc.	24,895
1,740	L	Hillenbrand, Inc.	41,377
1,000	@, L	ITT Educational Services, Inc.	88,910
200	@, L	Kendle International, Inc.	9,890
1,950	@, L	Korn/Ferry International	34,671
1,400	@	Lender Processing Services, Inc.	46,620
960	@, L	Live Nation, Inc.	15,408
2,400		Manpower, Inc.	115,344
740	L	MAXIMUS, Inc.	27,380
4,250	@, L	MPS Group, Inc.	48,960
1,950	@, L	Navigant Consulting, Inc.	33,755
2,580	@, L	On Assignment, Inc.	24,381
360	@, L	Parexel International Corp.	11,437
1,150		Pharmaceutical Product Development, Inc.	46,920
400	@, L	Pharmanet Development Group	10,440
380	@, L	Pre-Paid Legal Services, Inc.	16,963
1,350	@, L	Quanta Services, Inc.	43,119
1,900	@, L	Rent-A-Center, Inc.	43,054
2,850		Robert Half International, Inc.	72,960
11,150		RR Donnelley & Sons Co.	310,862
3,000	@	SAIC, Inc.	60,150
4,200		Service Corp. International	42,882
300		Sotheby’s	8,082
200		Strayer Education, Inc.	41,968
1,000	@	Ticketmaster	21,430
1,360	@, L	TrueBlue, Inc.	22,562
1,481	@, L	United Rentals, Inc.	23,977
3,100	@, L	Valassis Communications, Inc.	29,171
985	@, L	Volt Information Sciences, Inc.	13,810
1,670		Watson Wyatt Worldwide, Inc.	97,845
			2,856,384
		Computers: 3.5%
6,850	@	Affiliated Computer Services, Inc.	364,694
3,050	@	Apple, Inc.	517,067
1,345	@, L	CACI International, Inc.	68,124
4,750	@, L	Cadence Design Systems, Inc.	37,953
1,900	@	Ciber, Inc.	14,877
40,350	@	Dell, Inc.	876,806
1,200		Diebold, Inc.	47,580
1,150	@, L	DST Systems, Inc.	71,013
9,100	@	EMC Corp.	139,048
40,600		Hewlett-Packard Co.	1,904,889
700	@, L	Hutchinson Technology, Inc.	10,143
2,300		Imation Corp.	48,852
2,910	@	Insight Enterprises, Inc.	48,422
15,100		International Business Machines Corp.	1,838,123
7,150	@, L	Lexmark International, Inc.	257,186
600	@, L	Manhattan Associates, Inc.	14,706
1,550	@, L	Mentor Graphics Corp.	18,910
3,262	@, L	Micros Systems, Inc.	100,535
740		MTS Systems Corp.	30,695
4,200	@	NCR Corp.	111,132
1,340	@, L	Radiant Systems, Inc.	12,221
1,780	@, L	Radisys Corp.	19,705
400	@, L	SI International, Inc.	12,492
1,100	@, L	SRA International, Inc.	25,828
300	@	SYKES Enterprises, Inc.	6,042
560	@, L	Synaptics, Inc.	29,310
2,400	@	Synopsys, Inc.	51,672
2,150	@	Teradata Corp.	52,826
3,900	@, L	Western Digital Corp.	106,314
			6,837,165

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 0.9%
780	@, L	Chattem, Inc.	$54,694
24,677		Procter & Gamble Co.	1,721,714
			1,776,408
		Distribution/Wholesale: 0.3%
2,500	@, L	Brightpoint, Inc.	21,525
1,150	L	Fastenal Co.	59,720
2,120	@, L	Fossil, Inc.	63,430
6,700	@	Ingram Micro, Inc.	126,697
4,340	@, L	LKQ Corp.	81,288
1,920		Owens & Minor, Inc.	88,550
400	@, L	Scansource, Inc.	12,036
1,160	@, L	School Specialty, Inc.	35,380
2,500	@	Tech Data Corp.	85,350
1,340	@, L	United Stationers, Inc.	66,437
700	L	Watsco, Inc.	35,833
			676,246
		Diversified Financial Services: 1.8%
490	@, L	Affiliated Managers Group, Inc.	46,658
700	@, L	AmeriCredit Corp.	7,406
9,000		Charles Schwab Corp.	215,910
500		CME Group, Inc.	167,690
10,000	L	Discover Financial Services	164,500
1,350	L	Eaton Vance Corp.	48,209
9,100	L	Federal National Mortgage Association	62,244
1,780	L	Financial Federal Corp.	44,447
7,450		Goldman Sachs Group, Inc.	1,221,577
500	L	Greenhill & Co., Inc.	33,050
900	@	IntercontinentalExchange, Inc.	79,227
2,950		Invesco Ltd.	75,609
1,420	@, L	Investment Technology Group, Inc.	45,440
17,550		JPMorgan Chase & Co.	675,500
1,540	@, L	LaBranche & Co., Inc.	9,902
1,400		National Financial Partners Corp.	28,238
3,900		NYSE Euronext	158,301
1,160	L	OptionsXpress Holdings, Inc.	26,761
1,000	@, L	Portfolio Recovery Associates, Inc.	42,540
4,350	L	Raymond James Financial, Inc.	134,111
10,800	@	SLM Corp.	178,308
1,620		SWS Group, Inc.	32,692
1,000	@	TradeStation Group, Inc.	10,040
580	@, L	World Acceptance, Corp.	22,632
			3,530,992
		Electric: 1.9%
32,250	@	AES Corp.	492,135
1,570		Avista Corp.	35,011
13,600		Centerpoint Energy, Inc.	215,968
200	L	Cleco Corp.	5,042
11,000		Dominion Resources, Inc.	478,830
5,300		DPL, Inc.	131,546
11,750		DTE Energy Co.	495,380
22,250		Edison International	1,021,720
2,800	@	El Paso Electric Co.	59,612
2,600		Energy East Corp.	70,720
607		Great Plains Energy, Inc.	14,234
4,700	L	Hawaiian Electric Industries	124,315
5,200		MDU Resources Group, Inc.	171,808
700		Northeast Utilities	18,823
1,300		OGE Energy Corp.	43,810
4,400		Public Service Enterprise Group, Inc.	179,388
2,100		Puget Energy, Inc.	58,590
1,900		SCANA Corp.	74,480
200		Wisconsin Energy Corp.	9,354
			3,700,766
		Electrical Components & Equipment: 0.2%
1,800	W	Ametek, Inc.	87,372
800	L	Belden CDT, Inc.	29,392
1,000	@, L	Energizer Holdings, Inc.	84,940
2,600		Hubbell, Inc.	113,126
370	@	Littelfuse, Inc.	13,128
			327,958
		Electronics: 1.3%
8,250	@	Agilent Technologies, Inc.	286,770
1,750		Amphenol Corp.	83,160
80	L	Analogic Corp.	5,416
1,350		Applied Biosystems, Inc.	49,262
3,500	@	Arrow Electronics, Inc.	116,165
3,250	@	Avnet, Inc.	95,388
3,820	@, L	Benchmark Electronics, Inc.	62,992
2,340	L	Brady Corp.	85,901
1,160	@, L	Checkpoint Systems, Inc.	24,696
3,687		CTS Corp.	48,816
1,360	@, L	Cymer, Inc.	40,718
600	L	Daktronics, Inc.	10,518
980	@, L	Dionex Corp.	63,886

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
790	@, L	Faro Technologies, Inc.	$18,660
1,720	@, L	Flir Systems, Inc.	61,404
420	@, L	II-VI, Inc.	18,442
680	@, L	Itron, Inc.	70,434
12,650		Jabil Circuit, Inc.	213,279
1,760	@	LoJack Corp.	12,760
1,920	L	Methode Electronics, Inc.	21,101
2,500		National Instruments Corp.	80,700
760	@, L	Plexus Corp.	21,303
1,380	@, L	Rogers Corp.	55,214
1,740		Technitrol, Inc.	27,509
2,850	@	Thermo Electron Corp.	172,596
1,150	@, L	Thomas & Betts Corp.	52,992
700	@, L	Trimble Navigation Ltd.	23,695
2,496	@, L	TTM Technologies, Inc.	29,902
10,700	@@	Tyco Electronics Ltd.	352,137
950	@	Varian, Inc.	47,225
4,000	@	Vishay Intertechnology, Inc.	35,560
4,438	@	Waters Corp.	302,894
800	L	Watts Water Technologies, Inc.	22,744
660	L	Woodward Governor Co.	30,578
			2,644,817
		Engineering & Construction: 0.3%
500	@	Dycom Industries, Inc.	8,015
2,860	@, L	EMCOR Group, Inc.	97,440
2,750		Fluor Corp.	220,358
250	L	Granite Construction, Inc.	9,170
3,550		KBR, Inc.	87,153
1,580	@, L	Shaw Group, Inc.	78,273
710	@	URS Corp.	34,052
			534,461
		Entertainment: 0.1%
850	@	DreamWorks Animation SKG, Inc.	27,098
1,650	L	International Speedway Corp.	65,456
1,100	@, L	Macrovision Solutions Corp.	17,072
500	@, L	Scientific Games Corp.	15,055
1,540	@, L	Shuffle Master, Inc.	7,731
			132,412
		Environmental Control: 0.1%
2,650	@	Allied Waste Industries, Inc.	35,616
3,500	@, L	Darling International, Inc.	48,055
2,250		Republic Services, Inc.	73,958
400	@	Stericycle, Inc.	23,720
200	@	Tetra Tech, Inc.	5,716
1,590	@, L	Waste Connections, Inc.	57,733
			244,798
		Food: 0.7%
1,300		Corn Products International, Inc.	58,227
1,570		Flowers Foods, Inc.	41,511
1,740	@, L	Hain Celestial Group, Inc.	45,223
675	L	Hormel Foods Corp.	24,071
400	L	Nash Finch Co.	16,288
1,740	@, L	Ralcorp Holdings, Inc.	106,836
2,320		Ruddick Corp.	73,869
50,350		Sara Lee Corp.	679,725
1,000	@, L	Smithfield Foods, Inc.	20,110
6,450		Supervalu, Inc.	149,576
1,340	@, L	TreeHouse Foods, Inc.	37,198
400	@, L	United Natural Foods, Inc.	7,688
1,750		WM Wrigley Jr. Co.	139,090
			1,399,412
		Forest Products & Paper: 0.0%
2,260	@	Buckeye Technologies, Inc.	20,815
			20,815
		Gas: 0.3%
3,650		Atmos Energy Corp.	100,521
2,140		Energen Corp.	119,498
125		New Jersey Resources Corp.	4,523
1,940	L	Piedmont Natural Gas Co.	55,969
1,880	L	South Jersey Industries, Inc.	67,060
2,690	L	Southern Union Co.	70,101
200	L	Southwest Gas Corp.	6,070
3,790		UGI Corp.	104,225
			527,967
		Hand/Machine Tools: 0.4%
1,540		Baldor Electric Co.	54,886
3,450		Black & Decker Corp.	218,213
1,450		Lincoln Electric Holdings, Inc.	117,117
1,720	L	Regal-Beloit Corp.	80,754
4,050		Snap-On, Inc.	230,931
			701,901
		Healthcare - Products: 1.5%
1,300	@, L	Affymetrix, Inc.	11,154
1,900	@, L	American Medical Systems Holdings, Inc.	33,820

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
1,180	@, L	Arthrocare Corp.	$30,255
580	L	Cooper Cos., Inc.	21,361
860	@, L	Cyberonics	18,447
3,704		Densply International, Inc.	145,160
1,150	@, L	Edwards Lifesciences Corp.	68,092
1,450	@	Gen-Probe, Inc.	86,638
100	@	Haemonetics Corp.	6,272
1,400	@, L	Henry Schein, Inc.	81,872
1,200	L	Hill-Rom Holdings, Inc.	35,928
3,006	@, L	Hologic, Inc.	63,787
760	@, L	ICU Medical, Inc.	23,081
1,740	@, L	Immucor, Inc.	56,045
1,560	L	Invacare Corp.	39,671
7,750		Johnson & Johnson	545,833
1,000	@, L	Kensey Nash Corp.	36,010
1,330	@, L	Kinetic Concepts, Inc.	46,763
14,200		Medtronic, Inc.	775,320
740	L	Mentor Corp.	18,263
980	L	Meridian Bioscience, Inc.	27,852
1,780	@, L	Merit Medical Systems, Inc.	34,461
1,980	@, L	PSS World Medical, Inc.	36,175
12,050	@	St. Jude Medical, Inc.	552,252
200	@, L	SurModics, Inc.	7,794
800	@	Techne Corp.	61,736
200		Vital Signs, Inc.	14,770
360	L	West Pharmaceutical Services, Inc.	17,572
			2,896,384
		Healthcare - Services: 1.0%
5,000		Aetna, Inc.	215,700
580	@, L	Amedisys, Inc.	30,868
2,000	@, L	AMERIGROUP Corp.	51,760
1,340	@, L	Amsurg Corp.	36,327
1,300	@, L	Apria Healthcare Group, Inc.	25,714
1,540	@, L	Centene Corp.	34,773
14,100		Cigna Corp.	590,508
100	@	Covance, Inc.	9,434
5,900	@, L	Health Management Associates, Inc.	34,279
1,950	@	Health Net, Inc.	53,918
1,800	@, L	Healthspring, Inc.	35,748
1,730	@, L	Healthways, Inc.	32,957
400	@	Kindred Healthcare, Inc.	12,372
1,350	@, L	LifePoint Hospitals, Inc.	45,549
2,500	@, L	Lincare Holdings, Inc.	82,500
200	@	Magellan Health Services, Inc.	8,712
780	@, L	Molina Healthcare, Inc.	24,547
1,830	@	Pediatrix Medical Group, Inc.	104,219
5,600		Quest Diagnostics	302,680
400	@, L	Res-Care, Inc.	7,696
700	@, L	WellCare Health Plans, Inc.	29,232
4,100	@	WellPoint, Inc.	216,439
			1,985,932
		Home Builders: 0.2%
1,470	@, L	Champion Enterprises, Inc.	7,188
1,800	@, L	Hovnanian Enterprises, Inc.	12,852
9,600	L	Lennar Corp.	126,240
760	L	M/I Homes, Inc.	13,612
550		MDC Holdings, Inc.	22,798
900	@, L	Meritage Homes Corp.	21,078
200	@, L	NVR, Inc.	119,546
1,100	L	Ryland Group, Inc.	25,498
3,650	@, L	Toll Brothers, Inc.	90,812
			439,624
		Home Furnishings: 0.0%
1,790	L	Ethan Allen Interiors, Inc.	48,581
3,750	L	Furniture Brands International, Inc.	33,563
400	@, L	Universal Electronics, Inc.	10,488
			92,632
		Household Products/Wares: 0.3%
1,900		American Greetings Corp.	30,552
1,380	@, L	Central Garden & Pet Co.	7,314
7,850		Clorox Co.	463,935
2,400		Tupperware Corp.	85,728
			587,529
		Housewares: 0.0%
1,740	L	Toro Co.	71,114
			71,114
		Insurance: 2.8%
18,150		Aflac, Inc.	1,029,105
4,292	L	American Financial Group, Inc.	122,451
2,850		AON Corp.	135,347
2,150	L	Arthur J. Gallagher & Co.	56,932
2,150		Assurant, Inc.	125,625
1,350	L	Brown & Brown, Inc.	27,432
11,850		Chubb Corp.	568,919

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,140		Delphi Financial Group	$57,416
1,937	@@	Everest Re Group Ltd.	159,086
900		First American Corp.	22,743
1,409		Hanover Insurance Group, Inc.	66,547
944		Hartford Financial Services Group, Inc.	59,548
3,150		HCC Insurance Holdings, Inc.	79,317
900		Hilb Rogal & Hobbs Co.	40,995
700	L	Horace Mann Educators Corp.	10,430
20,950		Metlife, Inc.	1,135,490
830	@	Navigators Group, Inc.	43,492
1,000	@	Philadelphia Consolidated Holding Co.	59,730
800	@, L	ProAssurance Corp.	43,120
5,200		Progressive Corp.	96,044
1,500	L	Protective Life Corp.	54,435
2,450		Prudential Financial, Inc.	180,590
1,140	L	RLI Corp.	63,737
1,150		Safety Insurance Group, Inc.	49,450
2,900	L	Selective Insurance Group	70,006
1,700		Stancorp Financial Group, Inc.	83,317
2,350		Torchmark Corp.	140,389
800		Tower Group, Inc.	16,760
11,000		Travelers Cos., Inc.	485,760
460		United Fire & Casualty Co.	13,680
450		Unitrin, Inc.	11,489
7,150		UnumProvident Corp.	181,682
3,715		WR Berkley Corp.	87,525
420	L	Zenith National Insurance Corp.	16,040
			5,394,629
		Internet: 0.7%
2,200	@, L	Avocent Corp.	51,634
1,140	@, L	Blue Coat Systems, Inc.	21,204
260	@, L	Blue Nile, Inc.	10,824
1,154	@, L	Cybersource Corp.	19,826
1,000	@, L	DealerTrack Holdings, Inc.	18,430
700	@, L	Digital River, Inc.	30,625
4,600	@	eBay, Inc.	114,678
7,450	@, L	Expedia, Inc.	131,567
400	@, L	F5 Networks, Inc.	13,644
300	@	Google, Inc. - Class A	138,987
2,340	@, L	j2 Global Communications, Inc.	57,728
580	@, L	Knot, Inc.	5,284
2,160	@	McAfee, Inc.	85,450
800	@, L	NetFlix, Inc.	24,672
960		Nutri/System, Inc.	19,075
1,920	@, L	Perficient, Inc.	15,245
900	@	Priceline.com, Inc.	83,682
1,340	@, L	Secure Computing Corp.	5,735
1,960	@, L	Stamps.com, Inc.	26,911
15,950	@	Symantec Corp.	355,845
1,750	L	United Online, Inc.	18,428
2,050	@, L	Valueclick, Inc.	26,425
2,340	@, L	Websense, Inc.	52,978
			1,328,877
		Investment Companies: 0.0%
2,750	L	Apollo Investment Corp.	48,675
			48,675
		Iron/Steel: 0.6%
3,350		AK Steel Holding Corp.	176,244
1,100		Carpenter Technology Corp.	42,691
1,260		Cleveland-Cliffs, Inc.	127,537
9,000		Nucor Corp.	472,500
500		Olympic Steel, Inc.	23,805
1,700		Reliance Steel & Aluminum Co.	96,917
2,350		Steel Dynamics, Inc.	58,351
1,200		United States Steel Corp.	159,684
			1,157,729
		Leisure Time: 0.1%
3,450	L	Callaway Golf Co.	46,851
1,740	L	Polaris Industries, Inc.	78,457
1,360	@, L	WMS Industries, Inc.	45,696
			171,004
		Machinery - Construction & Mining: 0.6%
10,900		Caterpillar, Inc.	770,957
1,845		Joy Global, Inc.	131,069
5,400	@	Terex Corp.	271,566
			1,173,592
		Machinery - Diversified: 0.7%
2,100	@, L	AGCO Corp.	129,423
1,440		Applied Industrial Technologies, Inc.	41,918
1,440		Cognex Corp.	29,131
4,500		Deere & Co.	317,565
1,350		Flowserve Corp.	178,362
1,790	@	Gardner Denver, Inc.	80,801
3,150	L	Graco, Inc.	120,173

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
1,500	L	IDEX Corp.	$55,605
90	L	Lindsay Manufacturing Co.	7,372
900		Nordson Corp.	48,267
960		Robbins & Myers, Inc.	43,056
1,700		Roper Industries, Inc.	100,436
1,350		Wabtec Corp.	79,745
1,900	@, L	Zebra Technologies Corp.	59,318
			1,291,172
		Media: 0.6%
13,350	@	DIRECTV Group, Inc.	376,604
1,866		EW Scripps Co.	13,566
480		Factset Research Systems, Inc.	30,101
1,500		Media General, Inc.	18,450
9,231		News Corp. - Class A	130,711
1,500	L	Scholastic Corp.	39,150
15,050		Walt Disney Co.	486,868
			1,095,450
		Metal Fabricate/Hardware: 0.1%
570	L	AM Castle & Co.	11,446
950		Commercial Metals Co.	24,729
100		Kaydon Corp.	5,573
200	L	Lawson Products	6,024
1,940		Mueller Industries, Inc.	54,417
500		Timken Co.	16,160
200	L	Valmont Industries, Inc.	21,348
3,100		Worthington Industries	54,560
			194,257
		Mining: 0.2%
400		Amcol International Corp.	14,584
180	@, L	Brush Engineered Materials, Inc.	5,274
400	@, L	Century Aluminum Co.	19,504
3,800		Freeport-McMoRan Copper & Gold, Inc.	339,416
200	@, L	RTI International Metals, Inc.	6,762
			385,540
		Miscellaneous Manufacturing: 2.9%
1,960	L	Acuity Brands, Inc.	85,280
1,140	L	AO Smith Corp.	46,934
3,089		Aptargroup, Inc.	124,765
1,160		Barnes Group, Inc.	27,979
1,500		Brink’s Co.	104,670
1,160	@, L	Ceradyne, Inc.	52,270
440	L	Clarcor, Inc.	17,569
10,100		Cooper Industries Ltd.	481,164
2,800		Crane Co.	102,816
950		Donaldson Co., Inc.	41,715
13,500		Dover Corp.	666,630
4,200		Eaton Corp.	307,356
1,540	@, L	EnPro Industries, Inc.	64,911
53,565		General Electric Co.	1,505,177
2,440	@, L	Griffon Corp.	29,890
1,100		Harsco Corp.	57,904
7,750		Honeywell International, Inc.	388,818
700	@, S	John Bean Technologies Corp.	9,100
12,150		Leggett & Platt, Inc.	271,067
560	@, L	Lydall, Inc.	6,546
1,600		Matthews International Corp. - Class A	80,416
1,590		Movado Group, Inc.	36,872
660		Myers Industries, Inc.	8,686
7,250		Parker Hannifin Corp.	464,508
2,400	L	Pentair, Inc.	88,200
1,250		SPX Corp.	149,063
237		Teleflex, Inc.	15,303
9,400		Textron, Inc.	386,340
980		Tredegar Corp.	19,404
			5,641,353
		Office Furnishings: 0.1%
2,309		Herman Miller, Inc.	64,975
2,300	L	HNI, Corp.	53,222
			118,197
		Office/Business Equipment: 0.3%
14,200		Pitney Bowes, Inc.	484,930
11,650		Xerox Corp.	162,285
			647,215
		Oil & Gas: 7.0%
7,850		Anadarko Petroleum Corp.	484,581
6,000		Apache Corp.	686,280
2,320	@	Atwood Oceanics, Inc.	94,331
1,100	@, L	Bill Barrett Corp.	43,318
27,311		Chevron Corp.	2,357,486
2,650		Cimarex Energy Co.	147,181
21,150		ConocoPhillips	1,745,087
4,100	@	Denbury Resources, Inc.	102,049
5,700		Devon Energy Corp.	581,685
2,000	@	Encore Acquisition Co.	103,120

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
900		Equitable Resources, Inc.	$44,919
54,760		ExxonMobil Corp.	4,381,348
1,500	@	Forest Oil Corp.	85,380
950		Frontier Oil Corp.	18,402
1,440		Helmerich & Payne, Inc.	82,253
3,650		Hess Corp.	382,192
3,150		Murphy Oil Corp.	247,370
1,200	@	Newfield Exploration Co.	54,264
14,300		Occidental Petroleum Corp.	1,134,848
1,650		Patterson-UTI Energy, Inc.	46,893
500	L	Penn Virginia Corp.	33,090
100	@, L	Petroleum Development Corp.	6,079
1,790	@, L	Petroquest Energy, Inc.	33,097
1,550	@	Pioneer Drilling Co.	25,978
1,550	L	Pioneer Natural Resources Co.	97,914
2,530	@	Plains Exploration & Production Co.	136,367
1,600	@	Pride International, Inc.	61,456
1,200	@	Quicksilver Resources, Inc.	29,028
2,370	L	St. Mary Land & Exploration Co.	100,061
1,340	@, L	Stone Energy Corp.	63,878
1,360	@, L	Swift Energy Co.	63,526
1,640	@	Unit Corp.	111,077
			13,584,538
		Oil & Gas Services: 0.6%
6,550		Baker Hughes, Inc.	524,066
580	@, L	Basic Energy Services, Inc.	16,953
1,200	@	FMC Technologies, Inc.	64,272
400	L	Gulf Island Fabrication, Inc.	17,228
2,850	@	Helix Energy Solutions Group, Inc.	87,695
580	@, L	Hornbeck Offshore Services, Inc.	25,555
2,340	@, L	ION Geophysical Corp.	37,721
680		Lufkin Industries, Inc.	63,097
200	@, L	NATCO Group, Inc.	10,138
2,350	@	National Oilwell Varco, Inc.	173,266
1,620	@, L	Oceaneering International, Inc.	101,104
540	@, L	SEACOR Holdings, Inc.	47,601
374		Smith International, Inc.	26,096
500	@, L	Superior Energy Services	23,520
			1,218,312
		Packaging & Containers: 0.2%
7,050		Ball Corp.	323,736
1,200		Packaging Corp. of America	30,900
1,860	L	Rock-Tenn Co.	68,225
2,129		Sonoco Products Co.	73,578
			496,439
		Pharmaceuticals: 2.7%
800	@, L	Alpharma, Inc.	28,560
3,050		AmerisourceBergen Corp.	125,081
1,350	@, L	Cephalon, Inc.	103,437
1,580	@, L	Cubist Pharmaceuticals, Inc.	34,807
9,300		Eli Lilly & Co.	433,845
2,650	@, L	Endo Pharmaceuticals Holdings, Inc.	60,208
6,750	@	Express Scripts, Inc.	495,518
11,550	@, S	Forest Laboratories, Inc.	412,220
940	@, L	HealthExtras, Inc.	30,644
5,100	@	King Pharmaceuticals, Inc.	58,344
1,750	L	Medicis Pharmaceutical Corp.	36,243
30,500		Merck & Co., Inc.	1,087,935
450	@	NBTY, Inc.	14,958
800	@, L	Noven Pharmaceuticals, Inc.	9,880
2,200		Omnicare, Inc.	70,950
800	@, L	Par Pharmaceutical Cos., Inc.	11,392
650		Perrigo Co.	22,744
11,750		Pfizer, Inc.	224,543
800	@, L	PharMerica Corp.	18,936
3,690	@, L	Salix Pharmaceuticals Ltd.	25,092
380	@, L	Savient Pharmaceuticals, Inc.	8,637
24,700	S	Schering-Plough Corp.	479,180
1,340	@, L	Sciele Pharma, Inc.	25,822
2,100	@, L	Sepracor, Inc.	38,640
2,130	@	Theragenics Corp.	7,136
1,600	@, L	Valeant Pharmaceuticals International	29,296
1,500	@, L	VCA Antech, Inc.	46,110
2,700	@, L	Viropharma, Inc.	39,555
31,850		Wyeth	1,378,468
			5,358,181
		Pipelines: 0.2%
2,800	L	National Fuel Gas Co.	132,468
1,950		Oneok, Inc.	85,235
8,900		Spectra Energy Corp.	235,494
			453,197
		Real Estate: 0.0%
980	@, L	Forestar Real Estate Group, Inc.	19,757
630	L	Jones Lang LaSalle, Inc.	31,374
			51,131

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Retail: 4.0%
1,100		Abercrombie & Fitch Co.	$57,695
1,950		Advance Auto Parts, Inc.	83,928
1,400	@, L	Aeropostale, Inc.	48,804
3,120	L	American Eagle Outfitters	46,956
1,100	@	AnnTaylor Stores Corp.	26,708
2,950	@	Autozone, Inc.	404,829
1,150		Barnes & Noble, Inc.	28,440
10,600	L	Best Buy Co., Inc.	474,562
6,450	@, L	Big Lots, Inc.	190,727
2,100	@	BJ’s Wholesale Club, Inc.	79,863
430		Brown Shoe Co., Inc.	6,536
800	L	Buckle, Inc.	41,544
600	@, L	Buffalo Wild Wings, Inc.	21,648
580		Casey’s General Stores, Inc.	16,820
1,180	L	Cash America International, Inc.	48,840
2,320	L	Cato Corp.	40,855
1,360	@, L	CEC Entertainment, Inc.	46,594
2,000	@, L	Charlotte Russe Holding, Inc.	23,620
200	@, L	Childrens Place Retail Stores, Inc.	8,390
400	@, L	Chipotle Mexican Grill, Inc.	27,728
4,000	L	Christopher & Banks Corp.	38,480
4,300	@, L	Collective Brands, Inc.	62,436
1,150	@, L	Copart, Inc.	50,612
1,750		CVS Caremark Corp.	64,050
2,650	@	Dollar Tree, Inc.	101,654
2,260	@, L	Dress Barn, Inc.	36,748
10,200		Family Dollar Stores, Inc.	254,184
1,400		Finish Line	16,926
1,320	@, L	First Cash Financial Services, Inc.	24,460
2,600		Foot Locker, Inc.	42,354
9,900	@, L	GameStop Corp.	434,313
16,850	L	Gap, Inc.	327,733
810	@, L	Genesco, Inc.	29,654
800		Guess ?, Inc.	29,816
1,320	@	Gymboree Corp.	51,810
2,550	@, L	Hanesbrands, Inc.	60,792
560	L	Haverty Furniture Cos., Inc.	6,182
700	@, L	Hibbett Sporting Goods, Inc.	16,730
980	@, L	Jack in the Box, Inc.	23,255
1,000	@, L	Jo-Ann Stores, Inc.	24,970
1,540	@, L	JoS. A Bank Clothiers, Inc.	40,025
411	L	Landry’s Restaurants, Inc.	7,916
15,400		Limited Brands, Inc.	320,320
580	L	Longs Drug Stores Corp.	41,557
18,800		McDonald’s Corp.	1,165,600
2,050	L	MSC Industrial Direct Co.	104,407
1,500	@, L	Panera Bread Co.	80,610
1,540	@, L	PetMed Express, Inc.	21,930
1,500	@, L	PF Chang’s China Bistro, Inc.	38,970
1,300	L	Phillips-Van Heusen	49,478
8,700		RadioShack Corp.	165,387
780	@, L	Red Robin Gourmet Burgers, Inc.	20,826
550		Regis Corp.	15,103
3,300		Ross Stores, Inc.	132,693
1,442	@, L	Sonic Corp.	20,895
960	@, L	Texas Roadhouse, Inc.	8,621
16,050		TJX Cos., Inc.	581,652
1,180	@, L	Tractor Supply Co.	50,292
1,195	@, L	Tween Brands, Inc.	12,978
3,050	@, L	Urban Outfitters, Inc.	108,641
22,150		Wal-Mart Stores, Inc.	1,308,401
860		World Fuel Services Corp.	24,777
820	@, L	Zumiez, Inc.	11,816
			7,755,141
		Savings & Loans: 0.5%
2,326	L	Anchor Bancorp. Wisconsin, Inc.	17,864
3,100		Astoria Financial Corp.	67,735
1,970	L	Brookline Bancorp., Inc.	20,252
2,700	L	Dime Community Bancshares	44,334
7,250		First Niagara Financial Group, Inc.	108,460
1,160	@, L	Guaranty Financial Group, Inc.	5,556
35,450	L	Hudson City Bancorp., Inc.	653,698
4,850	L	New York Community Bancorp., Inc.	79,977
			997,876
		Semiconductors: 1.6%
480	@, L	ATMI, Inc.	11,707
2,680	@	Axcelis Technologies, Inc.	12,676
1,000	@, L	Brooks Automation, Inc.	9,610
1,430	@, L	Cabot Microelectronics Corp.	55,227
777		Cohu, Inc.	12,976
400	@, L	Cree, Inc.	9,324
1,100	@, L	Cypress Semiconductor Corp.	35,662

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
560	@, L	Diodes, Inc.	$13,322
3,900	@, L	DSP Group, Inc.	30,225
700	@	Integrated Device Technology, Inc.	7,413
31,950		Intel Corp.	730,697
1,550	@	International Rectifier Corp.	32,395
900	L	Intersil Corp.	21,087
2,100	@, L	Kulicke & Soffa Industries, Inc.	10,794
3,460	@, L	Lam Research Corp.	127,190
17,150	@	LSI Logic Corp.	114,048
580	@, L	Microsemi Corp.	15,950
1,160	@, L	MKS Instruments, Inc.	26,146
14,800	L	National Semiconductor Corp.	317,164
400	@, L	Pericom Semiconductor Corp.	5,456
7,850	@, L	QLogic Corp.	146,638
700	@, L	Silicon Laboratories, Inc.	23,597
4,100	@, L	Skyworks Solutions, Inc.	39,770
1,360	@, L	Standard Microsystems Corp.	39,739
180	@, L	Supertex, Inc.	5,346
40,650	L	Texas Instruments, Inc.	996,332
3,800	@	Triquint Semiconductor, Inc.	23,902
900	@, L	Ultratech, Inc.	13,365
1,775	@, L	Varian Semiconductor Equipment Associates, Inc.	57,333
400	@, L	Veeco Instruments, Inc.	6,724
3,250		Xilinx, Inc.	84,435
			3,036,250
		Software: 2.4%
1,200	@, L	ACI Worldwide, Inc.	21,744
2,000		Acxiom Corp.	28,900
1,150	@	Ansys, Inc.	51,003
4,100	@, L	Autodesk, Inc.	145,673
900	@, L	Avid Technology, Inc.	20,916
600		Blackbaud, Inc.	12,114
3,550		Broadridge Financial Solutions ADR	70,894
10,200		CA, Inc.	243,882
400	@, L	Cerner Corp.	18,420
340	@, L	Concur Technologies, Inc.	14,943
370	@, L	CSG Systems International	6,993
2,680	@, L	Digi International, Inc.	31,651
1,246		Dun & Bradstreet Corp.	114,595
1,400	@, L	Eclipsys Corp.	31,234
5,020	@, L	Epicor Software Corp.	42,821
1,000	L	Fair Isaac Corp.	23,100
12,250		Fidelity National Information Services, Inc.	267,663
11,150	@, L	Fiserv, Inc.	578,239
12,450		IMS Health, Inc.	276,639
3,100	@	Informatica Corp.	52,297
1,000	@, L	JDA Software Group, Inc.	18,230
500	@, L	Mantech International Corp.	29,445
1,900	@	Metavante Technologies, inc.	44,916
57,640		Microsoft Corp.	1,572,996
610	@, L	Omnicell, Inc.	9,364
23,800	@	Oracle Corp.	521,934
2,750	@	Parametric Technology Corp.	55,220
630	@, L	Phase Forward, Inc.	12,172
1,000	@	Phoenix Technologies Ltd.	11,040
2,240	@, L	Progress Software Corp.	65,430
1,100		SEI Investments Co.	25,982
990	@, L	Smith Micro Software, Inc.	7,494
780	@, L	SPSS, Inc.	24,632
2,545	@, L	Sybase, Inc.	87,573
1,350	@, L	SYNNEX Corp.	31,037
400	@, L	Take-Two Interactive Software, Inc.	10,028
800	@, L	Tyler Technologies, Inc.	12,968
			4,594,182
		Telecommunications: 2.5%
6,650	@	3Com Corp.	14,098
1,200	@	ADC Telecommunications, Inc.	12,300
980	@, L	Anixter International, Inc.	72,334
2,178	@, L	Arris Group, Inc.	20,604
38,265		AT&T, Inc.	1,224,097
600		Black Box Corp.	21,504
5,000		CenturyTel, Inc.	193,150
2,050	@, L	Cincinnati Bell, Inc.	7,995
49,775	@	Cisco Systems, Inc.	1,197,089
1,559	@, L	CommScope, Inc.	76,344
480	@, L	Comtech Telecommunications	21,946
3,050		Corning, Inc.	62,647
5,200		Embarq Corp.	245,232
2,120	L	Fairpoint Communications, Inc.	18,762
2,410	@, L	Foundry Networks, Inc.	44,320
2,900	@, L	Harmonic, Inc.	25,520
1,943		Harris Corp.	101,735
8,900	@, L	JDS Uniphase Corp.	90,424
1,900	@, L	Netgear, Inc.	32,015

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
3,480	@, L	Network Equipment Technologies, Inc.	$11,345
2,450	@, L	NeuStar, Inc.	58,825
1,920	@, L	Novatel Wireless, Inc.	11,962
1,300		Plantronics, Inc.	33,540
3,040	@, L	Symmetricom, Inc.	14,957
2,260		Telephone & Data Systems, Inc.	86,784
1,160	@	Tollgrade Communications, Inc.	7,795
20,750		Verizon Communications, Inc.	728,740
32,950		Windstream Corp.	409,239
			4,845,303
		Textiles: 0.1%
1,520		G&K Services, Inc.	52,425
550	@, L	Mohawk Industries, Inc.	37,978
780		Unifirst Corp.	33,563
			123,966
		Toys/Games/Hobbies: 0.2%
9,300		Hasbro, Inc.	347,820
980	@, L	Jakks Pacific, Inc.	24,451
900	@	RC2 Corp.	22,653
			394,924
		Transportation: 0.4%
400	L	Alexander & Baldwin, Inc.	17,892
1,190	L	Arkansas Best Corp.	41,198
600	L	Forward Air Corp.	21,174
610	@	HUB Group, Inc.	24,363
300	@, L	Kansas City Southern	15,429
1,840	@, L	Kirby Corp.	84,254
680		Landstar System, Inc.	33,334
310	@, L	Old Dominion Freight Line	10,314
600	L	Overseas Shipholding Group	43,044
4,200	L	Ryder System, Inc.	270,984
1,580		Tidewater, Inc.	95,859
2,400	L	Werner Enterprises, Inc.	54,744
			712,589
		Trucking & Leasing: 0.0%
700		GATX Corp.	30,681
			30,681
		Total Common Stock
		(Cost $105,897,870)	114,313,766
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Apartments: 0.0%
330	L	Essex Property Trust, Inc.	38,726
480	L	Home Properties, Inc.	25,320
			64,046
		Diversified: 0.1%
1,340	L	Colonial Properties Trust	25,339
2,800	L	Cousins Properties, Inc.	69,972
1,060	L	Entertainment Properties Trust	57,526
3,500	L	Lexington Corporate Properties Trust	52,185
700	L	Liberty Property Trust	26,432
100		PS Business Parks, Inc.	5,383
			236,837
		Health Care: 0.1%
1,100	L	Health Care Real Estate Investment Trust, Inc.	57,057
1,540	L	Medical Properties Trust, Inc.	17,002
980	L	Senior Housing Properties Trust	21,246
			95,305
		Hotels: 0.3%
3,750		DiamondRock Hospitality Co.	34,538
3,550		Hospitality Properties Trust	80,514
33,200	L	Host Hotels & Resorts, Inc.	474,760
1,100		LaSalle Hotel Properties	28,677
			618,489
		Office Property: 0.1%
1,390		BioMed Realty Trust, Inc.	37,224
1,000		Highwoods Properties, Inc.	36,270
200	L	Kilroy Realty Corp.	10,010
1,700		Mack-Cali Realty Corp.	68,714
1,080		Parkway Properties, Inc.	38,848
			191,066
		Regional Malls: 0.1%
1,700		Macerich Co.	105,281
2,030		Pennsylvania Real Estate Investment Trust	40,296
			145,577
		Shopping Centers: 0.1%
1,200	L	Cedar Shopping Centers, Inc.	15,720
500		Federal Realty Investment Trust	37,940
1,000	L	Kite Realty Group Trust	12,190
950		Regency Centers Corp.	58,872
2,700		Weingarten Realty Investors	89,235
			213,957
		Single Tenant: 0.0%
1,740	L	National Retail Properties, Inc.	39,481
			39,481

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Storage: 0.2%
1,740	L	Extra Space Storage, Inc.	$27,405
3,150		Public Storage, Inc.	278,208
			305,613
		Warehouse/Industrial: 0.0%
1,950		AMB Property Corp.	88,511
			88,511
		Total Real Estate Investment Trusts
		(Cost $1,989,739)	1,998,882
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
1,400	L	iShares S&P SmallCap 600 Index Fund	89,544
1,600	L	Midcap SPDR Trust Series 1	237,120
		Total Exchange-Traded Funds
		(Cost $314,750)	326,664
PREFERRED STOCK: 0.6%
		Banks: 0.1%
9,325	@@, P	Santander Finance	131,856
			131,856
		Diversified Financial Services: 0.2%
4,000	P	JPMorgan Chase Capital XXVI	103,800
12,625	P	Merrill Lynch & Co., Inc.	151,121
204	#, P	Zurich RegCaPS Funding Trust	172,508
			427,429
		Insurance: 0.3%
12,600	@@, P	Aegon NV	226,422
4,707	@@, P	Aegon NV - Series 1	68,299
11,619	P	Metlife, Inc.	252,016
			546,737
		Total Preferred Stock
		(Cost $1,572,789)	1,106,022
WARRANTS: 0.0%
		Building Materials: 0.0%
400	#, I	Dayton Superior Corp.	4
		Total Warrants
		(Cost $7,446)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.0%
		Agriculture: 0.1%
$49,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	$48,295
98,000		Philip Morris International, Inc., 6.375%, due 05/16/38	96,703
			144,998
		Airlines: 0.2%
302,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	284,635
118,000		United Air Lines, Inc., 6.932%, due 09/01/11	136,880
			421,515
		Auto Manufacturers: 0.1%
240,957		Ford Motor Co., 5.579%, due 11/29/13	187,645
			187,645
		Banks: 2.7%
270,000	@@, C, S	Australia & New Zealand Banking Group Ltd., 3.181%, due 12/31/49	174,150
414,000	C, L	BAC Capital Trust XIV, 5.630%, due 12/31/49	286,891
96,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	94,483
210,000	C	Bank of America Corp., 8.000%, due 12/01/49	187,444
254,000	C	Bank of America Corp., 8.125%, due 12/29/49	229,624
100,000	@@, C	Bank of Ireland, 3.063%, due 12/29/49	68,000
30,000	@@, C	Bank of Scotland, 3.063%, due 12/31/49	18,375
12,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	11,713
130,000	@@, C	Barclays Bank PLC, 3.250%, due 12/31/49	85,150
109,000	@@, #, C	Barclays Bank PLC, 5.926%, due 09/29/49	86,413
218,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	206,050
30,000	@@, C	Barclays O/S Inv, 3.189%, due 04/11/49	18,744
180,000	@@, C	BNP Paribas, 2.708%, due 09/29/49	136,195
111,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	97,238
100,000	@@, C	Den Norske Bank ASA, 3.063%, due 11/29/49	63,590
211,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	175,126
98,000		Fifth Third Bancorp., 8.250%, due 03/01/38	73,909
62,000	S	First Tennessee Bank NA, 2.867%, due 05/18/09	59,589
109,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	83,029
420,000	@@, C, S	Hongkong & Shanghai Banking Corp., Ltd., 2.938%, due 07/29/49	281,400
200,000	@@, C	HSBC Bank PLC, 3.288%, due 06/29/49	132,000
200,000	@@	HSBC Bank PLC, 5.000%, due 06/29/49	127,000
190,000	@@, C, S	Lloyds TSB Bank PLC, 3.000%, due 11/29/49	120,650
160,000	@@, C	Lloyds TSB Bank PLC, 3.218%, due 08/29/49	106,400
270,000	@@, C, L	Lloyds TSB Bank PLC, 3.500%, due 11/29/49	176,850

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
	$35,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	$35,059
	544,000	C, S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	344,715
	20,000	@@, C	National Westminster Bank PLC, 3.000%, due 11/29/49	12,700
	230,000	@@, C	National Westminster Bank PLC, 3.313%, due 08/29/49	150,650
	116,000	#, C, S	Rabobank Capital Funding II, 5.260%, due 12/29/49	106,931
	155,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	133,752
	140,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	113,060
	240,000	@@, C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	152,400
	90,000	@@, C	Societe Generale, 3.003%, due 11/29/49	66,803
	310,000	@@, C, S	Standard Chartered PLC, 3.063%, due 11/29/49	182,900
	220,000	@@, C, S	Standard Chartered PLC, 3.250%, due 07/29/49	130,900
	40,000	@@, C	Standard Chartered PLC, 3.275%, due 01/29/49	24,400
	350,000	@@, C	Standard Chartered PLC, 3.463%, due 12/29/49	208,250
	11,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	11,239
	77,000	C, S	SunTrust Preferred Capital I, 5.853%, due 12/31/49	49,313
	64,000	C	USB Capital IX, 6.189%, due 03/29/49	41,943
	136,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	106,844
	137,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	74,017
	110,000	@@, C	Westpac Banking Corp., 2.806%, due 09/30/49	86,005
	97,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	76,928
				5,208,822
			Beverages: 0.1%
BRL	270,000	@@, #, S	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	137,899
				137,899
			Chemicals: 0.1%
	$40,000	Z	Stauffer Chemical, 5.440%, due 04/15/10	36,707
	90,000	Z	Stauffer Chemical, 8.840%, due 04/15/17	50,761
	70,000	Z	Stauffer Chemical, 9.170%, due 04/15/18	36,942
	112,000		Union Carbide Corp., 7.750%, due 10/01/96	97,860
				222,270
			Computers: 0.1%
	106,000	C, S	Lexmark International, Inc., 5.900%, due 06/01/13	104,080
	92,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	89,517
				193,597
			Diversified Financial Services: 3.1%
	514,000	@@, #, C, S	Aiful Corp., 4.450%, due 02/16/10	432,957
	36,000	@@, #, C, I, S	Alpine III, 3.357%, due 08/16/14	36,096
	36,000	@@, #, I, S	Alpine III, 3.757%, due 08/16/14	36,115
	55,000	@@, #, I, S	Alpine III, 5.557%, due 08/16/14	55,380
	95,000	@@, #, I, S	Alpine III, 8.807%, due 08/16/14	97,015
	109,000	S	American Express Co., 7.000%, due 03/19/18	107,228
	77,000	S	American Express Co., 8.150%, due 03/19/38	78,814
	100,000	S	American General Finance Corp., 6.900%, due 12/15/17	80,234
	515,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	478,950
	109,000	@@, C	BNP Paribas, 2.938%, due 12/31/49	76,217
	227,000	L	CIT Group, Inc., 2.906%, due 03/12/10	196,071
	145,000		CIT Group, Inc., 3.054%, due 02/13/12	106,769
	163,000	L	Citigroup, Inc., 6.125%, due 05/15/18	152,669
	140,000	C	Citigroup, Inc., 8.300%, due 12/21/57	126,697
	405,000	C	Citigroup, Inc., 8.400%, due 04/29/49	344,359
	137,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	117,280
	133,000		Countrywide Financial Corp., 5.800%, due 06/07/12	120,483
	206,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	214,585
	105,000	@@, C	Financiere CSFB NV, 2.938%, due 03/29/49	68,775
	127,000		Ford Motor Credit Co., 5.538%, due 01/13/12	93,833
	177,000		Ford Motor Credit Co., 7.241%, due 04/15/12	169,287
	202,000	S	Ford Motor Credit Co., 8.000%, due 12/15/16	145,745
	193,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	181,192
	168,000		General Electric Capital Corp., 5.875%, due 01/14/38	151,771
	155,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	96,139
	95,000	#, C, S	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	92,955
	150,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	134,915
	201,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	183,135
	214,000	C, S	Lehman Brothers Holdings Capital Trust VIII, 3.640%, due 05/29/49	115,037
	146,000	C	Lehman Brothers Holdings, Inc., 6.000%, due 05/03/32	112,760
	219,000	C	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	194,474
	640,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	326,511
	200,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	196,693
	374,394	#, C, S	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	329,467
	276,516	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	243,334
	299,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	268,353
	1,235,314	#, S, Z	Toll Road Investors Partnership II LP, 23.190%, due 02/15/45	128,977
	200,000	#, C	Twin Reefs Pass-through Trust, 3.488%, due 12/10/49	20,250
				6,111,522
			Electric: 0.6%
	308,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	306,460
	90,000	C	DTE Energy Co., 7.050%, due 06/01/11	93,618
	72,000	C, S	FPL Group Capital, Inc., 6.350%, due 10/01/66	61,064
	22,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	18,857
	61,947	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	65,042
	78,000	C	Nevada Power Co., 6.750%, due 07/01/37	77,231
	317,000	C	NorthWestern Corp., 5.875%, due 11/01/14	314,329
	112,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	115,743
	121,000	#, S	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	116,817
				1,169,161

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Energy - Alternate Sources: 0.3%
$200,000	I, S	Greater Ohio Ethanol, LLC, 8.330%, due 12/31/13	$186,000
200,000	I	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	180,000
143,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	137,565
131,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	125,003
			628,568
		Food: 0.1%
145,000		Kraft Foods, Inc., 6.125%, due 02/01/18	142,655
24,000		Kraft Foods, Inc., 6.875%, due 02/01/38	23,553
			166,208
		Forest Products & Paper: 0.1%
75,000	@@	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	26,813
213,000	@@, C, S	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	78,810
154,000	@@, C, S	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	57,750
			163,373
		Gas: 0.3%
633,000	C	Southern Union Co., 7.200%, due 11/01/66	514,304
			514,304
		Healthcare - Services: 0.1%
164,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	151,072
			151,072
		Home Builders: 0.1%
168,000	C, S	Beazer Homes USA, Inc., 8.125%, due 06/15/16	118,440
			118,440
		Insurance: 0.6%
340,000	@@, C	Aegon NV, 4.634%, due 12/31/49	190,400
158,000	#, S	American International Group, 8.250%, due 08/15/18	156,020
180,000		American International Group, Inc., 5.850%, due 01/16/18	151,819
180,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	157,635
248,000	C	Progressive Corp., 6.700%, due 06/15/37	203,506
89,000		Prudential Financial, Inc., 6.000%, due 12/01/17	85,514
97,000		Prudential Financial, Inc., 6.625%, due 12/01/37	91,397
463,000	@@, C, S	Security Capital Assurance Ltd., 6.880%, due 06/30/49	32,418
181,000	@@, #, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	139,834
59,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	35,450
			1,243,993
		Media: 0.0%
91,000	C, S	News America, Inc., 6.650%, due 11/15/37	88,003
			88,003
		Miscellaneous Manufacturing: 0.1%
190,000		General Electric Co., 5.250%, due 12/06/17	183,954
			183,954
		Oil & Gas: 0.1%
72,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	68,666
53,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	55,575
			124,241
		Pipelines: 0.2%
54,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	57,006
135,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	126,999
113,000	C, S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	114,080
			298,085
		Real Estate: 0.4%
95,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	69,402
29,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	21,477
56,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	39,540
99,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	79,272
36,000	C	Liberty Property LP, 6.375%, due 08/15/12	35,549
107,000	C	Liberty Property LP, 7.750%, due 04/15/09	107,464
34,000	C	Rouse Co., 7.200%, due 09/15/12	29,731
353,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	295,140
87,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	83,661
			761,236
		Retail: 0.2%
110,619	#, C, S	CVS Lease Pass-through, 6.036%, due 12/10/28	102,408
102,000	C, S	Darden Restaurants, Inc., 5.625%, due 10/15/12	99,369
225,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	208,924
			410,701
		Savings & Loans: 0.0%
100,000	#, C, L	Washington Mutual IV, 9.750%, due 10/29/49	45,048
100,000	#, C	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	25,850
			70,898
		Telecommunications: 0.2%
305,000	S	Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	288,767
17,000	C	Embarq Corp., 7.995%, due 06/01/36	15,040
203,000	C, S	Sprint Capital Corp., 6.875%, due 11/15/28	172,983
			476,790
		Transportation: 0.1%
113,000	C, S	CSX Corp., 6.250%, due 04/01/15	110,867
131,000	C	CSX Corp., 7.450%, due 04/01/38	126,525
			237,392
		Total Corporate Bonds/Notes
		(Cost $22,938,042)	19,434,687

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%
		Federal Home Loan Mortgage Corporation: 2.4%
$174,578	C	4.500%, due 12/15/16	$175,037
376,000	C	4.500%, due 02/15/20	353,216
320,830	C	5.000%, due 08/15/16	321,410
376,000	C	5.000%, due 12/15/17	378,317
100,000	C	5.000%, due 05/15/20	98,120
251,776	C	5.000%, due 08/15/21	254,148
394,000	C	5.000%, due 04/15/23	376,244
213,000	C, S	5.000%, due 09/15/31	202,671
81,000	C, S	5.000%, due 02/15/32	77,692
226,000	C	5.000%, due 04/15/32	221,001
57,732	S	5.015%, due 04/01/35	57,031
149,000	C	5.500%, due 12/15/20	147,596
96,000	C	5.500%, due 09/15/32	95,324
90,000	C, S	5.500%, due 10/15/32	89,155
79,000	C	5.500%, due 11/15/32	77,726
444,000	C	5.500%, due 04/15/33	440,543
247,000	C	5.500%, due 07/15/33	246,821
30,408	S	6.000%, due 04/01/14	31,240
921,698	C	6.000%, due 01/15/29	936,477
3,900	S	6.500%, due 11/01/28	4,047
78,768		6.500%, due 12/01/31	81,622
			4,665,438
		Federal National Mortgage Association: 7.9%
9,725	S	2.822%, due 08/25/33	9,501
161,729		5.000%, due 02/25/29	162,749
4,335,000	W	5.000%, due 09/13/36	4,167,695
86,134		5.027%, due 07/01/35	85,126
58,555	S	5.229%, due 08/01/35	58,108
196,000		5.500%, due 05/25/30	192,245
322,740		5.500%, due 01/25/36	311,196
7,766,000	W	5.500%, due 09/13/36	7,670,137
467,165		5.500%, due 12/25/36	448,667
73,642		6.000%, due 08/01/16	75,820
22,631	S	6.000%, due 10/01/18	23,237
497,098		6.000%, due 07/25/29	506,816
257,949		6.000%, due 04/25/31	264,344
203,330		6.000%, due 01/01/38	205,498
1,185,000		6.250%, due 02/01/11	1,130,617
89,624		7.000%, due 06/01/31	94,564
10,353	S	7.500%, due 09/01/30	11,149
2,711	S	7.500%, due 10/01/30	2,919
79,632	C	7.500%, due 01/25/48	80,742
			15,501,130
		Government National Mortgage Association: 4.9%
4,946	S	5.375%, due 04/20/28	4,989
4,074,000	W	5.500%, due 09/25/38	4,066,997
2,576,000		6.000%, due 09/01/33	2,614,238
56,793	S	6.500%, due 06/15/29	58,885
56,340	S	6.500%, due 01/15/32	58,380
2,558,000	W	6.500%, due 06/15/37	2,635,139
77,648		7.500%, due 12/15/23	83,483
			9,522,111
		Total U.S. Government Agency Obligations
		(Cost $29,551,222)	29,688,679
U.S. TREASURY OBLIGATIONS: 4.5%
		U.S. Treasury Bonds: 1.4%
1,895,000	L	4.000%, due 08/15/18	1,924,462
738,000	L	4.375%, due 02/15/38	732,985
			2,657,447
		U.S. Treasury Notes: 3.1%
1,315,000	L	2.750%, due 07/31/10	1,326,096
4,764,000	L	3.375%, due 07/31/13	4,830,625
			6,156,721
		Total U.S. Treasury Obligations
		(Cost $8,703,507)	8,814,168
ASSET-BACKED SECURITIES: 1.9%
		Credit Card Asset-Backed Securities: 0.1%
140,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	131,622
			131,622
		Home Equity Asset-Backed Securities: 0.5%
619,083	C, S	GSAA Trust, 5.242%, due 06/25/34	605,000
112,000	#, C	Irwin Home Equity, 5.960%, due 08/25/37	73,097
23,319	C	Merrill Lynch Mortgage Investors, Inc., 2.832%, due 07/25/34	20,269
303,000	C	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	199,694
6,106	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	6,071
111,000	C	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	88,364
49,201	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	48,088
			1,040,583

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities: 1.3%
$17,183	C, S	Amortizing Residential Collateral Trust, 2.722%, due 05/25/32	$10,423
14,457	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.772%, due 07/25/33	12,746
2,807	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	2,697
230,391	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	225,716
79,158	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	73,126
119,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	97,822
97,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	62,065
111,472	C	Equity One, Inc., 5.050%, due 09/25/33	101,411
19,420	C, S	Fannie Mae, 2.612%, due 04/25/35	16,452
1,445,458	C, S	First Horizon Asset Back Trust, 2.602%, due 10/25/26	988,486
500,000	@@, #, C, S	Franklin CLO Ltd., 3.353%, due 09/20/15	478,750
264,000	#, C	Grand Horn Ltd., 3.388%, due 01/12/22	240,900
250,000	#, C, I, S	Hudson Mezzanine Funding, 3.211%, due 06/12/42	25
231,192	@@, #, C	Liberty Square CDO Ltd., 3.181%, due 04/15/13	220,210
33,471	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	31,557
10,400	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	10,255
3,444	C, S	Residential Asset Mortgage Products, Inc., 3.092%, due 06/25/33	2,769
107,983	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	80,950
			2,656,360
		Total Asset-Backed Securities
		(Cost $4,840,752)	3,828,565
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.4%
184,847	C, S	American Home Mortgage Assets, 3.999%, due 11/25/46	99,101
328,012	C, S	American Home Mortgage Investment Trust, 2.852%, due 11/25/45	142,448
231,134	#, S	Astoria Depositor Corp., 7.902%, due 05/01/21	221,888
288,336	C	Banc of America Alternative Loan Trust, 6.280%, due 11/25/21	266,965
280,023	C	Banc of America Alternative Loan Trust, 6.479%, due 04/25/37	218,395
5,159,720	C, ^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	83,885
25,813	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	25,604
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,668
19,152	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	19,020
135,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	90,505
20,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,429
431,456	C	Banc of America Funding Corp., 5.255%, due 09/20/35	292,609
837,614	C, S	Banc of America Funding Corp., 5.650%, due 06/20/37	713,073
310,891	C	Banc of America Funding Corp., 5.750%, due 09/20/34	287,356
247,838	C	Banc of America Mortgage Securities, Inc., 5.173%, due 09/25/35	219,507
102,289	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	100,183
113,760	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	103,754
30,021	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	29,607
99,421	C	Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	80,667
36,037	C	Bear Stearns Alternative-A Trust, 2.792%, due 07/25/34	29,855
206,000	#, C	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	141,252
254,130	C	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	260,790
256,708	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	260,872
327,411	C	Chase Mortgage Finance Corp., 5.407%, due 12/25/35	283,635
183,334	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	179,747
305,003	C	Chaseflex Trust, 6.500%, due 02/25/37	230,759
339,533	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	316,583
120,230	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	115,957
114,000	C	Commercial Mortgage Pass-Through Certificates, 4.221%, due 03/10/39	111,838
101,303	C, S	Countrywide Alternative Loan Trust, 2.712%, due 11/25/46	40,504
5,045	C, S	Countrywide Alternative Loan Trust, 2.772%, due 02/25/35	4,641
212,806	C, S	Countrywide Alternative Loan Trust, 3.959%, due 11/25/46	78,738
206,142	C, S	Countrywide Alternative Loan Trust, 5.407%, due 10/25/35	151,786
160,592	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	142,878
1,710,590	C, S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	1,414,993
1,656,021	C, S	Countrywide Alternative Loan Trust, 6.000%, due 10/25/35	1,178,148
143,990	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	123,574
366,786	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	347,914
74,463	C	Countrywide Home Loans, 2.792%, due 04/25/35	33,526
46,176	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	44,413
61,209	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	59,170
40,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.897%, due 04/15/62	41,671
126,152	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	92,828
479,337	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	485,406
163,226	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	128,814
44,428	C, S	First Horizon Asset Securities, Inc., 5.396%, due 10/25/35	40,930
108,203	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	106,171
99,399	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	101,841
4,904,312	C, S, ^	GE Capital Commercial Mortgage Corp., 0.674%, due 06/10/48	61,789
38,361	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	38,218
30,543	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	30,724
193,862	C	GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	178,986
382,021	C	GMAC Mortgage Corp. Loan Trust, 5.249%, due 03/18/35	304,679
386,095	C	GMAC Mortgage Corp. Loan Trust, 5.462%, due 11/19/35	333,107
4,061,742	#, C, ^	Greenwich Capital Commercial Funding Corp., 0.511%, due 03/10/39	68,258
135,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	134,351
123,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	77,189
62,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	37,863
50,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	24,942
179,000	C	GS Mortgage Securities Corp. II, 5.815%, due 04/10/38	117,301

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$85,169	#, C	GSMPS Mortgage Loan Trust, 2.822%, due 01/25/35	$77,091
100,467	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	94,463
177,127	C	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	147,148
24,489	C	Harborview Mortgage Loan Trust, 2.816%, due 01/19/35	20,917
41,244	C, S	Homebanc Mortgage Trust, 3.332%, due 08/25/29	38,167
20,376	C, S	JPMorgan Alternative Loan Trust, 5.504%, due 01/25/36	17,155
14,513,832	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.066%, due 01/12/43	14,375
17,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,815
58,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	56,370
188,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	182,432
40,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	29,868
80,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	55,577
13,234	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	13,273
142,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	141,241
1,058,721	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	26,145
23,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,766
190,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	188,376
280,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	270,899
407,427	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	406,685
107,574	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	107,079
22,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	16,503
20,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	19,912
60,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	59,685
56,000	C, S	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	50,981
273,000	C	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	253,593
161,000	C	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	110,684
86,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	52,260
64,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	39,191
128,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	74,267
631,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	644,655
83,136	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	85,758
136,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	104,316
2,291	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	1,785
39,573	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	39,828
4,331,374	S, ^	Merrill Lynch Mortgage Trust, 0.212%, due 10/12/41	66,894
3,401,860	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.344%, due 11/12/35	13,259
804,291	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.731%, due 08/12/48	23,201
61,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	36,993
68,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	39,055
15,130	C, S	MLCC Mortgage Investors, Inc., 2.792%, due 01/25/29	13,935
34,412	C, S	MLCC Mortgage Investors, Inc., 2.802%, due 11/25/29	32,889
262,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	256,206
176,000	C	New York Mortgage Trust, Inc., 5.647%, due 05/25/36	143,201
29,015	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	28,351
252,560	C	RAAC Series, 5.250%, due 09/25/34	237,591
96,419	C	Residential Accredit Loans, Inc., 2.712%, due 04/25/46	39,242
14,351	C, S	Sequoia Mortgage Trust, 2.741%, due 01/20/35	13,426
23,011	C, S	Structured Asset Mortgage Investments, Inc., 2.706%, due 04/19/35	16,796
216,362	C	Thornburg Mortgage Securities Trust, 2.822%, due 12/25/33	209,090
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,973
49,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	30,900
417,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	291,786
46,162	C, S	WaMu Mortgage Pass-Through Certificates, 5.637%, due 12/25/36	31,980
47,963	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.782%, due 01/25/45	32,352
27,995	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.920%, due 06/25/44	26,095
197,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.796%, due 06/25/34	192,378
713,716	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.889%, due 12/25/46	328,629
232,603	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.889%, due 07/25/47	108,810
152,804	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.999%, due 09/25/46	63,066
802,408	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.198%, due 12/25/46	497,493
1,590,841	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.579%, due 11/25/46	636,336
484,192	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	467,264
306,600	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.493%, due 01/25/37	256,943
29,798	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.493%, due 01/25/37	20,199
501,571	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.664%, due 06/25/37	329,633
239,276	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 06/25/37	199,632
48,974	C	Washington Mutual Mortgage Pass-through Certificates, 5.817%, due 06/25/37	41,223
61,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.818%, due 10/25/36	49,116
441,408	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.868%, due 07/25/37	323,900
288,880	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.874%, due 07/25/37	192,486
189,232	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.908%, due 07/25/37	143,117
200,726	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	182,972
274,053	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	230,204
139,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.511%, due 06/25/35	136,401
328,757	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	310,432
323,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.786%, due 07/25/34	293,902
98,640	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.885%, due 08/25/34	88,876
239,822	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	203,735
367,120	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	322,472
201,067	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.634%, due 12/25/36	173,286
214,505	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.935%, due 11/25/36	181,733
195,008	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.938%, due 10/25/36	165,829
		Total Collateralized Mortgage Obligations
		(Cost $27,755,361)	22,194,847

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.5%
		California: 0.1%
$119,000	C	City of San Diego, 7.125%, due 06/01/32		$108,877
				108,877
		Florida: 0.0%
80,000	C	Florida State Board of Education, 4.750%, due 06/01/35		75,486
				75,486
		Lousiana: 0.1%
192,000	C	State of Louisiana, 5.000%, due 10/15/17		204,996
				204,996
		Michigan: 0.2%
390,000	S	Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		351,823
				351,823
		Washington: 0.1%
214,000	C	State of Washington, 5.000%, due 01/01/33		217,013
				217,013
		Total Municipal Bonds
		(Cost $1,002,638)		958,195
		Total Long-Term Investments
		(Cost $204,574,116)		202,664,479
SHORT-TERM INVESTMENTS: 20.4%
		Commercial Paper: 1.8%
1,100,000	S	Black & Decker Corp., Discount Note, due 09/15/08		1,098,694
1,000,000	S	Tulip Funding Corp., Discount Note, due 11/12/08		993,710
1,500,000		Volkswagon, Discount Note, due 09/15/08		1,498,575
		Total Commercial Paper
		(Cost $3,590,979)		3,590,979

Shares				Value
		Affiliated Mutual Fund: 2.1%
4,100,000	S	ING Institutional Prime Money Market Fund		$4,100,000
		Total Affiliated Mutual Fund
		(Cost $4,100,000)		4,100,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$501,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $501,117 to be received upon repurchase (Collateralized by $521,000 Federal Home Loan Bank, Discount Note, Market Value $511,362, due 04/20/09)		$501,000
		Total Repurchase Agreement
		(Cost $501,000)		501,000
		Securities Lending Collateral(cc): 16.2%
31,573,000		Bank of New York Mellon Corp. Institutional Cash Reserves		31,573,000
		Total Securities Lending Collateral
		(Cost $31,573,000)		31,573,000
		Total Short-Term Investments
		(Cost $39,764,979)		39,764,979
		Total Investments in Securities
		(Cost $244,339,095)*	124.4%	$242,429,458
		Other Assets and Liabilities — Net	(24.4)	(47,604,499)
		Net Assets	100.0%	$194,824,959

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	I	Illiquid security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

	pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
*	Cost for federal income tax purposes is $247,707,253.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$10,024,440
	Gross Unrealized Depreciation	(15,302,235)
	Net Unrealized Depreciation	$(5,277,795)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on August 31, 2008

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	46	09/15/08	$21,777
Euro-Bund	9	09/08/08	31,220
Euro-Schatz	39	09/08/08	13,961
Long Gilt	13	12/29/08	(2,736)
S&P 500	5	09/18/08	(7,459)
			$56,763
Short Contracts
Australia 10-Year Bond		09/15/08	$(2,066)
U.S. Treasury 2-Year Note	48	12/31/08	(9,870)
U.S. Treasury 5-Year Note	5	12/31/08	(1,028)
U.S. Treasury 10-Year Note	14	12/19/08	(4,957)
U.S. Treasury Long Bond	34	12/19/08	(1,659)
			$(19,580)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

ING Balanced Fund Interest Rate Swap Agreements Outstanding on August 31, 2008:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	5,420,000	$79,649
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	4,091,000	32,733
Receive a fixed rate equal to 7.06000% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	01/28/11	NZD	6,067,000	(27,006)
Receive a fixed rate equal to 7.01500% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	02/04/11	NZD	3,030,000	(15,359)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	95,000	854
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.05500% Counterparty: UBS AG, London	01/28/16	NZD	2,063,000	(1,850)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.00000% Counterparty: UBS AG, London	02/04/16	NZD	1,020,000	1,269
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	1,295,000	(39,398)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	3,073,000	41,020
				$71,912

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

ING Balanced Fund Credit Default Swap Agreements Outstanding on August 31, 2008:

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE (%)	TERMINATION DATE	NOTIONAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	57,000	$(4,771)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	57,000	(4,719)
Citibank N.A., New York	ABX-HE-PENAAA 07-1 Index	Sell	0.090	08/25/37	USD	169,000	2,960
Citibank N.A., New York	ABX-HE-PENAAA 07-1 Index	Sell	0.090	08/25/37	USD	202,000	2,560
Goldman Sachs International	Ace INA Holdings 8.875%, 08/15/29	Buy	(0.650)	09/20/13	USD	533,000	(1,447)
Lehman Brothers Special Financing Inc.	Agrium Inc. 8.250%, 02/15/11	Buy	(0.670)	03/20/13	USD	293,000	345
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	186,000	8,503
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.510)	09/20/17	USD	167,000	13,394
Barclays Bank PLC, London	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	274,000	(4,135)
Citibank N.A., New York	Bank of America Corp. 6.250%, 04/15/12	Buy	(1.260)	09/20/13	USD	530,000	1,238
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	242,000	39,361
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	113,000	18,453
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	240,000	44,378
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	186,000	33,297
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.250)	09/20/13	USD	359,000	572
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.320)	09/20/13	USD	106,000	(162)
Lehman Brothers Special Financing Inc.	Belo Corp. 7.750%, 06/01/27	Buy	(3.450)	03/20/13	USD	99,000	2,998
Merrill Lynch International	Belo Corp. 7.750%, 06/01/27	Buy	(2.050)	12/20/17	USD	813,000	101,245
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	124,000	13,631
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	125,000	16,295
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.505)	09/20/13	USD	279,000	1,709
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.490)	09/20/13	USD	331,000	2,255
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	50,000	2,571
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	113,000	5,811
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	240,000	17,005
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	1,684,000	2,931
Lehman Brothers Special Financing Inc.	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	327,000	(1,043)
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	454,000	16,439
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	360,000	7,133
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	655,000	8,116
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	268,000	13,337
Lehman Brothers Special Financing Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	403,000	13,970
Lehman Brothers Special Financing Inc.	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	2,000,000	(84,576)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	360,000	6,916
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	724,000	11,949
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	807,000	(7,461)
UBS AG	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	517,000	6,423
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	489,060	27,628
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	476,190	(18,088)
Lehman Brothers Special Financing Inc.	CDX.NA.HY.8 Index (15-25% Tranche)	Buy	(4.750)	06/20/12	USD	608,000	72,062
Lehman Brothers Special Financing Inc.	CDX.NA.HY.9 Index (15-25% Tranche)	Sell	7.050	12/20/12	USD	304,000	(45,181)
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	424,000	6,603
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	337,000	8,316
Lehman Brothers Special Financing Inc.	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	7,000,000	(116,661)
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	621,000	8,695
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	976,000	(22,151)
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.740	12/20/12	USD	297,000	3,172
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.780	12/20/12	USD	382,000	4,691
Lehman Brothers Special Financing Inc.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.455	12/20/12	USD	1,509,000	(1,091)
JPMorgan Chase Bank, N.A. New York	Centex Corp. 5.250%, 06/15/15	Buy	(4.650)	09/20/13	USD	242,000	540
The Royal Bank of Scotland PLC	Centex Corp. 5.250%, 06/15/15	Buy	(4.600)	09/20/13	USD	278,000	1,140
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(7.450)	06/20/13	USD	51,000	846
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(5.650)	06/20/13	USD	147,000	10,881
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	50,000	(954)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	270,000	(4,975)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 4.000%, 03/22/11	Sell	8.700	12/20/12	USD	20,000	3,681
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/12	USD	20,000	3,893
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.580	09/20/13	USD	530,000	(17,948)
Lehman Brothers Special Financing Inc.	Countrywide Home Loan 6.000%, 01/24/18	Buy	(2.850)	06/20/13	USD	27,000	617

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE (%)	TERMINATION DATE	NOTIONAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)
JPMorgan Chase Bank, N.A. New York	D.R. Horton Inc. 5.375%, 06/15/12	Sell	5.000	09/20/13	USD	242,000	$452
The Royal Bank of Scotland PLC	D.R. Horton Inc. 5.375%, 06/15/12	Sell	4.950	09/20/13	USD	278,000	1
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)	03/20/18	USD	176,000	4,752
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	51,000	2,490
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	49,000	2,395
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.757)	09/20/13	USD	245,000	1,204
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.700)	09/20/13	USD	253,000	1,897
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	84,500	32
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	84,000	(149)
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)	06/20/11	USD	95,000	228
Lehman Brothers Special Financing Inc.	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	Buy	(0.960)	03/20/13	USD	85,000	(2,084)
Lehman Brothers Special Financing Inc.	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.930)	03/20/13	USD	85,000	(1,961)
Barclays Bank PLC, London	GAP Inc. 8.800%, 12/15/08	Buy	(1.200)	06/20/13	USD	81,000	(785)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(1.190)	06/20/13	USD	36,000	(333)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(0.850)	06/20/13	USD	33,000	179
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	700,000	(13,150)
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.130)	06/20/13	USD	146,000	2,185
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	103,000	1,672
Citibank N.A., New York	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(0.960)	12/20/12	USD	294,000	5,733
Lehman Brothers Special Financing Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	198,000	3,329
Morgan Stanley Capital Services Inc.	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.030)	12/20/12	USD	187,000	3,144
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	186,000	10,614
Citibank N.A., New York	IAC/InterActiveCorp. 7.000%, 01/15/13	Buy	(4.780)	09/20/13	USD	14,000	479
Goldman Sachs International	IAC/InterActiveCorp. 7.000%, 01/15/13	Buy	(4.920)	09/20/13	USD	155,000	4,478
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	268,000	26,972
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	949,360	29,125
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	159,892	3,851
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)	12/20/12	USD	496,000	7,936
Lehman Brothers Special Financing Inc.	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.060)	12/20/12	USD	215,000	(8,536)
Barclays Bank PLC, London	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)	12/20/17	USD	94,000	7,958
Barclays Bank PLC, London	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	47,000	3,456
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	215,000	27,691
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	120,000	15,850
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	187,000	23,287
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(5.350)	09/20/13	USD	144,000	3,264
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	126,000	16,642
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Buy	(1.200)	12/20/12	USD	717,000	76,235
Lehman Brothers Special Financing Inc.	Macquarie Bank Ltd. FRN, 09/18/15	Sell	1.300	12/20/17	USD	427,000	(78,402)
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)	03/20/13	USD	151,000	6,092
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	215,000	11,218
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	32,000	(4,309)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	67,000	(8,101)
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	130,000	(16,925)
JPMorgan Chase Bank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Sell	0.000	09/20/08	USD	423,000	5,525
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	529,000	15,101
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	32,000	5,137
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	67,000	13,070
Credit Suisse International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	140,000	(4,377)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	130,000	20,242
JPMorgan Chase Bank, N.A. New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	181,000	(5,659)
The Royal Bank of Scotland PLC	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	208,000	(6,503)
Barclays Bank PLC, London	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	454,000	38,504
Barclays Bank PLC, London	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	40,000	(143)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	49,500	(6,083)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(5.250)	03/20/13	USD	93,000	3,189
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(6.500)	06/20/13	USD	115,000	(1,017)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	286,000	46,664
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	375,000	69,171
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	49,500	7,110
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	114,000	18,899
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	29,000	(131)
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	98,000	(444)
Lehman Brothers Special Financing Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.670)	03/20/18	USD	293,000	(1,039)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE (%)	TERMINATION DATE	NOTIONAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)
Morgan Stanley Capital Services Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)	03/20/13	USD	167,000	$(826)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	490,200	(217,287)
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	490,200	251,034
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.490	09/20/18	USD	56,000	(53)
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.495	09/20/18	USD	262,000	(143)
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	240,000	28,878
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	186,000	20,964
Citibank N.A., New York	Royal Bank of Scotland PLC Floating Rate Note, 12/06/20	Buy	(1.095)	09/20/13	USD	475,000	1,859
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.800)	09/20/13	USD	140,000	821
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.730)	09/20/13	USD	324,000	2,926
Goldman Sachs International	Simon Property Group L.P. 5.250%, 12/01/16	Buy	(1.470)	09/20/13	USD	433,000	3,442
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	50,000	3,637
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	113,000	8,219
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	186,000	15,243
Barclays Bank PLC, London	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)	12/20/17	USD	94,000	4,976
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	50,000	2,873
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	186,000	13,994
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	109,000	13,043
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	311,000	37,483
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	231,000	29,145
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	203,000	25,525
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	210,000	26,151
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	217,000	27,285
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.775)	09/20/18	USD	262,000	244
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.590)	09/20/18	USD	56,000	864
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	32,000	(64)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	62,000	(125)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.770)	09/20/13	USD	70,000	(46)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	65,000	165
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	139,000	(596)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	292,000	(29,467)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	170,000	789
Citibank N.A., New York	Washington Mutual Inc. 5.250%, 09/15/17	Buy	(3.700)	06/20/13	USD	109,000	31,346
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	186,000	16,507
UBS AG	Westpac Banking Corp. 5.875%, 4/29/18	Buy	(0.510)	09/20/17	USD	167,000	12,933
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	253,000	16,780
Barclays Bank PLC, London	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	226,000	(9,087)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	70,000	282
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	45,000	181
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.330)	09/20/13	USD	118,000	841
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)	09/20/13	USD	19,000	203
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	197,000	2,450
Morgan Stanley Capital Services Inc.	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.680)	09/20/13	USD	77,000	(644)
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	268,494	65
Lehman Brothers Special Financing Inc.	XL Capital Assurance Inc. (no specified obligation)	Buy	(5.000)	03/20/13	USD	34,000	4,381
UBS AG	XL Capital Assurance Inc. (no specified obligation)	Buy	(6.400)	12/20/12	USD	62,000	16,761
							$984,471

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

At August 31, 2008 the following forward currency contracts were outstanding for the ING Balanced Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound Sterling
GBP 399,000	BUY	9/19/08	747,283	726,314	$(20,969)
					$(20,969)
British Pound Sterling
GBP 399,000	SELL	9/19/08	774,967	727,319	$47,648
British Pound Sterling
GBP 399,000	SELL	9/19/08	774,967	726,314	48,653
					$96,300

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$152,312,312	$37,183
Level 2- Other Significant Observable Inputs	84,968,224	1,226,883
Level 3- Significant Unobservable Inputs	5,148,922	25,352
Total	$242,429,458	$1,289,418

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended August 31, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 05/31/08	$4,963,147	$154,833
Net purchases/sales	718,188	(84,525)
Total realized and unrealized gain (loss)	(600,175)	6,108
Amortization of premium/discount	4,696	(2,517)
Transfers in and/or out of Level 3	63,066	(48,547)
Balance at 08/31/08	$5,148,922	$25,352

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

			PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund			as of August 31, 2008 (Unaudited)
Shares			Value
COMMON STOCK: 97.8%
		Aerospace/Defense: 4.4%
900		Boeing Co.	$59,004
800		General Dynamics Corp.	73,840
1,100		Raytheon Co.	65,989
1,000		United Technologies Corp.	65,590
			264,423
		Agriculture: 1.7%
1,900		Altria Group, Inc.	39,957
1,200		Philip Morris International, Inc.	64,440
			104,397
		Auto Manufacturers: 0.9%
11,750	@	Ford Motor Co.	52,405
			52,405
		Banks: 5.6%
2,450		Bank of America Corp.	76,293
1,550		Bank of New York Mellon Corp.	53,646
1,550		Capital One Financial Corp.	68,417
2,000		US Bancorp.	63,720
2,450		Wells Fargo & Co.	74,162
			336,238
		Beverages: 3.3%
1,000		Anheuser-Busch Cos., Inc.	67,860
1,100		Coca-Cola Co.	57,277
1,000		PepsiCo, Inc.	68,480
			193,617
		Biotechnology: 1.4%
1,300	@	Amgen, Inc.	81,705
			81,705
		Chemicals: 2.0%
1,650		Dow Chemical Co.	56,315
1,350		EI Du Pont de Nemours & Co.	59,994
			116,309
		Commercial Services: 0.7%
170		Mastercard, Inc.	41,234
			41,234
		Computers: 4.8%
300	@	Apple, Inc.	50,859
2,650	@	Dell, Inc.	57,585
4,050	@	EMC Corp.	61,884
1,350		Hewlett-Packard Co.	63,342
450		International Business Machines Corp.	54,779
			288,449
		Cosmetics/Personal Care: 3.5%
1,650		Avon Products, Inc.	70,670
900		Colgate-Palmolive Co.	68,427
1,000		Procter & Gamble Co.	69,770
			208,867
		Diversified Financial Services: 6.7%
1,550		American Express Co.	61,504
3,350		Citigroup, Inc.	63,617
300		Goldman Sachs Group, Inc.	49,191
1,650		JPMorgan Chase & Co.	63,509
1,800		Merrill Lynch & Co., Inc.	51,030
1,550		Morgan Stanley	63,287
1,100		NYSE Euronext	44,649
			396,787
		Electric: 4.6%
3,100	@	AES Corp.	47,306
1,450		American Electric Power Co., Inc.	56,608
450		Entergy Corp.	46,526
800		Exelon Corp.	60,768
1,650		Southern Co.	61,892
			273,100
		Food: 4.3%
1,800		Campbell Soup Co.	66,258
1,200		HJ Heinz Co.	60,384
2,000		Kraft Foods, Inc.	63,020
4,750		Sara Lee Corp.	64,125
			253,787
		Forest Products & Paper: 2.3%
2,550		International Paper Co.	68,978
1,200		Weyerhaeuser Co.	66,588
			135,566

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 4.5%
1,000		Baxter International, Inc.	$67,760
1,200	@@	Covidien Ltd.	64,884
1,000		Johnson & Johnson	70,430
1,200		Medtronic, Inc.	65,520
			268,594
		Healthcare - Services: 2.4%
1,650		Cigna Corp.	69,102
2,350		UnitedHealth Group, Inc.	71,558
			140,660
		Insurance: 2.8%
1,250		Allstate Corp.	56,413
2,450		American International Group, Inc.	52,651
900		Hartford Financial Services Group, Inc.	56,772
			165,836
		Internet: 0.8%
100	@	Google, Inc. - Class A	46,329
			46,329
		Machinery - Construction & Mining: 1.1%
900		Caterpillar, Inc.	63,657
			63,657
		Media: 4.4%
3,250		CBS Corp. - Class B	52,585
3,450		Comcast Corp. - Class A	73,071
4,550		Time Warner, Inc.	74,472
2,000		Walt Disney Co.	64,700
			264,828
		Mining: 0.9%
1,650		Alcoa, Inc.	53,015
			53,015
		Miscellaneous Manufacturing: 4.2%
900		3M Co.	64,440
2,350		General Electric Co.	66,035
1,200		Honeywell International, Inc.	60,204
1,450	@@	Tyco International Ltd.	62,176
			252,855
		Office/Business Equipment: 1.0%
4,350		Xerox Corp.	60,596
			60,596
		Oil & Gas: 2.8%
600		Chevron Corp.	51,792
600		ConocoPhillips	49,506
800		ExxonMobil Corp.	64,008
			165,306
		Oil & Gas Services: 3.8%
800		Baker Hughes, Inc.	64,008
1,100		Halliburton Co.	48,334
800	@	National Oilwell Varco, Inc.	58,984
600		Schlumberger Ltd.	56,532
			227,858
		Pharmaceuticals: 4.1%
1,100		Abbott Laboratories	63,173
2,900		Bristol-Myers Squibb Co.	61,886
1,550		Merck & Co., Inc.	55,289
3,350		Pfizer, Inc.	64,019
			244,367
		Pipelines: 0.8%
2,750		El Paso Corp.	46,090
			46,090
		Retail: 5.3%
1,450		CVS Caremark Corp.	53,070
2,450		Home Depot, Inc.	66,444
1,100		McDonald’s Corp.	68,200
1,200		Target Corp.	63,624
1,100		Wal-Mart Stores, Inc.	64,977
			316,315
		Semiconductors: 1.9%
2,750		Intel Corp.	62,893
2,000		Texas Instruments, Inc.	49,020
			111,913
		Software: 2.0%
2,150		Microsoft Corp.	58,674
2,750	@	Oracle Corp.	60,308
			118,982
		Telecommunications: 4.3%
2,000		AT&T, Inc.	63,980
2,550	@	Cisco Systems, Inc.	61,328
7,300		Sprint Nextel Corp.	63,656
1,900		Verizon Communications, Inc.	66,728
			255,692

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
		Transportation: 4.5%
600		Burlington Northern Santa Fe Corp.		$64,440
800		FedEx Corp.		66,256
1,000		Norfolk Southern Corp.		73,530
1,000		United Parcel Service, Inc. - Class B		64,120
				268,346
		Total Common Stock
		(Cost $5,701,929)		5,818,123
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 2.3%
135,000		ING Institutional Prime Money Market Fund		135,000
		Total Short-Term Investments
		(Cost $135,000)		135,000
		Total Investments in Securities
		(Cost $5,836,929)*	100.1%	$5,953,123
		Other Assets and Liabilities — Net	(0.1)	(8,028)
		Net Assets	100.0%	$5,945,095

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$288,912
		Gross Unrealized Depreciation		(172,718)
		Net Unrealized Appreciation		$116,194

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,368,523	$—
Level 2- Other Significant Observable Inputs	584,600	—
Level 3- Significant Unobservable Inputs	—	—
Total	$5,953,123	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Aerospace/Defense: 2.0%
47,300		Goodrich Corp.	$2,424,125
37,900		Lockheed Martin Corp.	4,413,076
			6,837,201
		Agriculture: 2.5%
152,700		Altria Group, Inc.	3,211,281
100,161		Philip Morris International, Inc.	5,378,646
			8,589,927
		Apparel: 1.5%
84,300		Nike, Inc.	5,109,423
			5,109,423
		Banks: 6.5%
175,000	L	Associated Banc-Corp.	3,062,500
92,800		Bank of New York Mellon Corp.	3,211,808
109,600	L	Comerica, Inc.	3,078,664
62,800		PNC Financial Services Group, Inc.	4,518,460
48,100		State Street Corp.	3,254,927
162,200		Wells Fargo & Co.	4,909,794
			22,036,153
		Beverages: 2.4%
64,500		Coca-Cola Co.	3,358,515
72,200		PepsiCo, Inc.	4,944,256
			8,302,771
		Biotechnology: 1.0%
34,200	@	Genentech, Inc.	3,377,250
			3,377,250
		Chemicals: 0.9%
52,400		Eastman Chemical Co.	3,160,768
			3,160,768
		Computers: 6.2%
23,300	@	Apple, Inc.	3,950,049
145,600	@, L	Cognizant Technology Solutions Corp.	4,268,992
291,900	@	EMC Corp.	4,460,232
69,800		International Business Machines Corp.	8,496,754
			21,176,027
		Cosmetics/Personal Care: 3.5%
100,600		Avon Products, Inc.	4,308,698
107,224		Procter & Gamble Co.	7,481,018
			11,789,716
		Diversified Financial Services: 6.2%
244,200		Citigroup, Inc.	4,637,358
21,718	@@	Deutsche Boerse AG	2,035,653
180,862		Invesco Ltd.	4,635,493
120,200		JPMorgan Chase & Co.	4,626,498
128,700		Morgan Stanley	5,254,821
			21,189,823
		Electric: 3.8%
206,900		Centerpoint Energy, Inc.	3,285,572
16,100		Exelon Corp.	1,222,956
132,000	L	NSTAR	4,466,880
96,100		PG&E Corp.	3,971,813
			12,947,221
		Electronics: 1.2%
85,700		Amphenol Corp.	4,072,464
			4,072,464
		Engineering & Construction: 0.8%
55,631	@, @@, L	Foster Wheeler Ltd.	2,764,304
			2,764,304
		Entertainment: 0.7%
109,000		International Game Technology	2,335,870
			2,335,870
		Healthcare - Products: 5.9%
89,819	@@	Covidien Ltd.	4,856,513
92,100		Johnson & Johnson	6,486,603
91,900	@	St. Jude Medical, Inc.	4,211,777
60,600	@	Zimmer Holdings, Inc.	4,386,834
			19,941,727
		Healthcare - Services: 1.4%
92,300	@	WellPoint, Inc.	4,872,517
			4,872,517
		Insurance: 3.1%
39,100		Metlife, Inc.	2,119,220
80,100	L	Protective Life Corp.	2,906,829
26,900	L	Reinsurance Group of America	1,295,504
94,100		Travelers Cos., Inc.	4,155,456
			10,477,009

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 2.5%
106,800	@	eBay, Inc.	$2,662,524
12,604	@	Google, Inc. - Class A	5,839,307
			8,501,831
		Iron/Steel: 0.8%
26,100		Cleveland-Cliffs, Inc.	2,641,842
			2,641,842
		Machinery - Diversified: 1.1%
65,400	L	Roper Industries, Inc.	3,863,832
			3,863,832
		Media: 1.0%
118,049	@	Liberty Media Corp. - Entertainment	3,280,582
			3,280,582
		Mining: 1.4%
36,000		Alcoa, Inc.	1,156,680
41,600		Freeport-McMoRan Copper & Gold, Inc.	3,715,712
			4,872,392
		Miscellaneous Manufacturing: 4.7%
266,885		General Electric Co.	7,499,470
99,200		Honeywell International, Inc.	4,976,864
28,200		SPX Corp.	3,362,850
			15,839,184
		Oil & Gas: 8.8%
39,900		Anadarko Petroleum Corp.	2,463,027
23,900		Apache Corp.	2,733,682
185,600		ExxonMobil Corp.	14,849,856
91,300		Marathon Oil Corp.	4,114,891
50,700	@@	Royal Dutch Shell PLC ADR - Class A	3,524,664
40,000		XTO Energy, Inc.	2,016,400
			29,702,520
		Oil & Gas Services: 4.0%
38,500		Baker Hughes, Inc.	3,080,385
98,200		BJ Services Co.	2,636,670
97,500		Halliburton Co.	4,284,150
13,700		Schlumberger Ltd.	1,290,814
58,500	@, @@, L	Willbros Group, Inc	2,422,485
			13,714,504
		Packaging & Containers: 0.7%
83,000	@	Pactiv Corp.	2,230,210
			2,230,210
		Pharmaceuticals: 5.0%
123,050		Abbott Laboratories	7,066,762
42,000		AmerisourceBergen Corp.	1,722,420
90,600	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,289,004
91,100		Wyeth	3,942,808
			17,020,994
		Retail: 5.8%
74,500	L	Darden Restaurants, Inc.	2,182,105
67,500		Home Depot, Inc.	1,830,600
73,200		McDonald’s Corp.	4,538,400
120,800		Ross Stores, Inc.	4,857,368
107,059		Wal-Mart Stores, Inc.	6,323,975
			19,732,448
		Semiconductors: 2.0%
291,500		Intel Corp.	6,666,605
			6,666,605
		Software: 3.4%
71,300	@	Ansys, Inc.	3,162,155
110,118		Microsoft Corp.	3,005,120
239,900	@	Oracle Corp.	5,261,007
			11,428,282
		Telecommunications: 4.4%
202,000		AT&T, Inc.	6,461,980
103,400		Qualcomm, Inc.	5,444,010
339,200	L	Sprint Nextel Corp.	2,957,824
			14,863,814
		Toys/Games/Hobbies: 1.1%
7,600	@@	Nintendo Co., Ltd.	3,567,895
			3,567,895
		Transportation: 2.3%
44,900		Tidewater, Inc.	2,724,083
60,700		Union Pacific Corp.	5,092,730
			7,816,813
		Total Common Stock
		(Cost $322,189,039)	334,723,919
SHORT-TERM INVESTMENTS: 8.6%
		Affiliated Mutual Fund: 1.1%
3,875,000		ING Institutional Prime Money Market Fund	3,875,000
		Total Mutual Fund
		(Cost $3,875,000)	3,875,000

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.3%
$1,030,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $1,030,240 to be received upon repurchase (Collateralized by $1,062,000 Federal Home Loan Mortgage Corporation, 3.500%-3.800%, Market Value plus accrued interest $1,051,476, due 09/2		$1,030,000
		Total Repurchase Agreement
		(Cost $1,030,000)		1,030,000
		Securities Lending Collateral(cc): 7.2%
24,302,000		Bank of New York Mellon Corp. Institutional Cash Reserves		24,302,000
		Total Securities Lending Collateral
		(Cost $24,302,000)		24,302,000
		Total Short-Term Investments
		(Cost $29,207,000)		29,207,000
		Total Investments in Securities
		(Cost $351,396,039)*	107.2%	$363,930,919
		Other Assets and Liabilities — Net	(7.2)	(24,287,220)
		Net Assets	100.0%	$339,643,699

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
	*	Cost for federal income tax purposes is $353,103,124.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$30,554,465
		Gross Unrealized Depreciation		(19,726,670)
		Net Unrealized Appreciation		$10,827,795

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$308,757,152	$—
Level 2- Other Significant Observable Inputs	55,173,767	—
Level 3- Significant Unobservable Inputs	—	—
Total	$363,930,919	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%

		Advertising: 0.5%
98,050	@, L	Interpublic Group of Cos., Inc.	$921,670
10,200		Omnicom Group	432,378
			1,354,048
		Aerospace/Defense: 2.9%
42,600		Boeing Co.	2,792,856
27,500		Goodrich Corp.	1,409,375
21,600		Lockheed Martin Corp.	2,515,104
16,600		Northrop Grumman Corp.	1,142,910
			7,860,245
		Agriculture: 2.1%
51,950		Altria Group, Inc.	1,092,509
11,800	L	Archer-Daniels-Midland Co.	300,428
48,750		Philip Morris International, Inc.	2,617,875
29,450		Reynolds American, Inc.	1,560,261
			5,571,073
		Apparel: 0.3%
8,850		VF Corp.	701,363
			701,363
		Auto Parts & Equipment: 0.6%
56,350		Johnson Controls, Inc.	1,742,342
			1,742,342
		Banks: 6.2%
103,395		Bank of America Corp.	3,219,720
48,100		Bank of New York Mellon Corp.	1,664,741
113,650	L	BB&T Corp.	3,409,500
4,900	L	Capital One Financial Corp.	216,286
13,250		M&T Bank Corp.	945,255
19,150		Northern Trust Corp.	1,539,469
23,650		PNC Financial Services Group, Inc.	1,701,618
49,750	L	Regions Financial Corp.	461,183
30,450		State Street Corp.	2,060,552
16,200		SunTrust Bank	678,618
24,150	L	Zions Bancorp.	648,186
			16,545,128
		Beverages: 2.6%
17,000		Anheuser-Busch Cos., Inc.	1,153,620
82,150		Coca-Cola Co.	4,277,551
20,100	@, L	Constellation Brands, Inc.	424,311
6,650		Molson Coors Brewing Co.	316,873
30,050		Pepsi Bottling Group, Inc.	888,879
			7,061,234
		Biotechnology: 1.4%
42,600	@	Amgen, Inc.	2,677,410
19,750	@	Biogen Idec, Inc.	1,005,868
			3,683,278
		Chemicals: 1.3%
1,350		CF Industries Holdings, Inc.	205,740
4,100		EI Du Pont de Nemours & Co.	182,204
8,650		Monsanto Co.	988,263
29,450	L	PPG Industries, Inc.	1,851,227
2,939		Rohm & Haas Co.	220,572
			3,448,006
		Commercial Services: 1.3%
14,800	@	Apollo Group, Inc. - Class A	942,464
57,600		H&R Block, Inc.	1,471,104
5,800		Robert Half International, Inc.	148,480
34,650		RR Donnelley & Sons Co.	966,042
			3,528,090
		Computers: 6.8%
21,000	@	Affiliated Computer Services, Inc.	1,118,040
9,050	@	Apple, Inc.	1,534,247
121,300	@, L	Dell, Inc.	2,635,849
27,600	@	EMC Corp.	421,728
125,189		Hewlett-Packard Co.	5,873,843
46,550		International Business Machines Corp.	5,666,532
22,200	@, L	Lexmark International, Inc.	798,534
7,150	@	Teradata Corp.	175,676
			18,224,449
		Cosmetics/Personal Care: 2.0%
76,620		Procter & Gamble Co.	5,345,777
			5,345,777
		Diversified Financial Services: 3.4%
27,300		Charles Schwab Corp.	654,927
1,550		CME Group, Inc.	519,839

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
30,050	L	Discover Financial Services	$494,323
23,050	L	Federal National Mortgage Association	157,662
22,650		Goldman Sachs Group, Inc.	3,713,921
2,650	@, L	IntercontinentalExchange, Inc.	233,280
8,850		Invesco Ltd.	226,826
53,390		JPMorgan Chase & Co.	2,054,981
11,950		NYSE Euronext	485,051
32,900	@	SLM Corp.	543,179
			9,083,989
		Electric: 3.3%
98,050	@	AES Corp.	1,496,243
41,300		Centerpoint Energy, Inc.	655,844
33,450		Dominion Resources, Inc.	1,456,079
35,850		DTE Energy Co.	1,511,436
69,900		Edison International	3,209,808
13,350		Public Service Enterprise Group, Inc.	544,280
			8,873,690
		Electronics: 1.6%
24,950	@	Agilent Technologies, Inc.	867,262
4,100		Applied Biosystems, Inc.	149,609
43,500		Jabil Circuit, Inc.	733,410
8,650	@	Thermo Electron Corp.	523,844
32,452	@@	Tyco Electronics Ltd.	1,067,995
13,575	@	Waters Corp.	926,494
			4,268,614
		Engineering & Construction: 0.2%
8,450		Fluor Corp.	677,099
			677,099
		Environmental Control: 0.0%
8,050	@	Allied Waste Industries, Inc.	108,192
			108,192
		Food: 1.1%
151,350		Sara Lee Corp.	2,043,225
19,350		Supervalu, Inc.	448,727
5,400		WM Wrigley Jr. Co.	429,192
			2,921,144
		Hand/Machine Tools: 0.5%
10,600		Black & Decker Corp.	670,450
12,350	S	Snap-On, Inc.	704,197
			1,374,647
		Healthcare - Products: 2.2%
24,700		Johnson & Johnson	1,739,621
43,300		Medtronic, Inc.	2,364,180
36,600	@	St. Jude Medical, Inc.	1,677,378
			5,781,179
		Healthcare - Services: 1.5%
15,310		Aetna, Inc.	660,473
43,000		Cigna Corp.	1,800,840
17,100		Quest Diagnostics	924,255
12,550	@	WellPoint, Inc.	662,515
			4,048,083
		Home Builders: 0.1%
29,050	L	Lennar Corp.	382,008
			382,008
		Household Products/Wares: 0.5%
23,850		Clorox Co.	1,409,535
			1,409,535
		Insurance: 4.7%
54,950		Aflac, Inc.	3,115,665
8,650		AON Corp.	410,789
6,750		Assurant, Inc.	394,403
36,040		Chubb Corp.	1,730,280
2,758		Hartford Financial Services Group, Inc.	173,975
63,700	L	Metlife, Inc.	3,452,540
15,600		Progressive Corp.	288,132
7,750		Prudential Financial, Inc.	571,253
7,050		Torchmark Corp.	421,167
32,900		Travelers Cos., Inc.	1,452,864
21,700		UnumProvident Corp.	551,397
			12,562,465
		Internet: 0.9%
17,750	@	eBay, Inc.	442,508
27,800	@, L	Expedia, Inc.	490,948
900	@	Google, Inc. - Class A	416,961
44,850	@	Symantec Corp.	1,000,604
			2,351,021
		Iron/Steel: 0.9%
9,900		AK Steel Holding Corp.	520,839
27,000		Nucor Corp.	1,417,500
3,650		United States Steel Corp.	485,706
			2,424,045

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 1.2%
34,050	L	Caterpillar, Inc.	$2,408,357
16,100	@	Terex Corp.	809,669
			3,218,026
		Machinery - Diversified: 0.4%
13,650		Deere & Co.	963,281
			963,281
		Media: 1.1%
40,350	@	DIRECTV Group, Inc.	1,138,274
28,056		News Corp. - Class A	397,273
45,310		Walt Disney Co.	1,465,779
			3,001,326
		Mining: 0.4%
11,500		Freeport-McMoRan Copper & Gold, Inc.	1,027,180
			1,027,180
		Miscellaneous Manufacturing: 5.1%
30,550		Cooper Industries Ltd.	1,455,402
40,650		Dover Corp.	2,007,297
12,450		Eaton Corp.	911,091
164,199		General Electric Co.	4,613,992
23,650		Honeywell International, Inc.	1,186,521
38,400		Leggett & Platt, Inc.	856,704
21,850		Parker Hannifin Corp.	1,399,930
28,850		Textron, Inc.	1,185,735
			13,616,672
		Office/Business Equipment: 0.7%
43,200		Pitney Bowes, Inc.	1,475,280
35,450		Xerox Corp.	493,819
			1,969,099
		Oil & Gas: 13.6%
23,850		Anadarko Petroleum Corp.	1,472,261
18,050		Apache Corp.	2,064,559
84,214		Chevron Corp.	7,269,352
65,018		ConocoPhillips	5,364,635
17,100		Devon Energy Corp.	1,745,055
164,740		ExxonMobil Corp.	13,180,847
10,900		Hess Corp.	1,141,339
9,600		Murphy Oil Corp.	753,888
43,000	S	Occidental Petroleum Corp.	3,412,480
			36,404,416
		Oil & Gas Services: 0.8%
19,900		Baker Hughes, Inc.	1,592,199
7,250	@	National Oilwell Varco, Inc.	534,543
			2,126,742
		Packaging & Containers: 0.4%
21,400		Ball Corp.	982,688
			982,688
		Pharmaceuticals: 5.3%
9,300		AmerisourceBergen Corp.	381,393
28,450		Eli Lilly & Co.	1,327,193
20,300	@	Express Scripts, Inc.	1,490,223
34,650	@	Forest Laboratories, Inc.	1,236,659
15,900	@	King Pharmaceuticals, Inc.	181,896
91,700		Merck & Co., Inc.	3,270,939
35,850		Pfizer, Inc.	685,094
75,100		Schering-Plough Corp.	1,456,940
96,800	S	Wyeth	4,189,504
			14,219,841
		Pipelines: 0.3%
27,200		Spectra Energy Corp.	719,712
			719,712
		Retail: 6.5%
3,350		Abercrombie & Fitch Co.	175,708
8,950	@, L	Autozone, Inc.	1,228,209
31,900	L	Best Buy Co., Inc.	1,428,163
17,000	@, L	Big Lots, Inc.	502,690
5,200		CVS Caremark Corp.	190,320
31,700		Family Dollar Stores, Inc.	789,964
29,750	@, L	GameStop Corp.	1,305,133
51,650	L	Gap, Inc.	1,004,593
46,900		Limited Brands, Inc.	975,520
56,600		McDonald’s Corp.	3,509,200
26,200		RadioShack Corp.	498,062
50,550		TJX Cos., Inc.	1,831,932
65,850		Wal-Mart Stores, Inc.	3,889,760
			17,329,254
		Savings & Loans: 0.7%
107,850	L	Hudson City Bancorp., Inc.	1,988,754
			1,988,754
		Semiconductors: 2.7%
97,150		Intel Corp.	2,221,821
52,100	@, L	LSI Logic Corp.	346,465
44,850		National Semiconductor Corp.	961,136

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
24,150	@, L	QLogic Corp.	$451,122
122,400	L	Texas Instruments, Inc.	3,000,024
10,000		Xilinx, Inc.	259,800
			7,240,368
		Software: 4.1%
12,450	@, L	Autodesk, Inc.	442,349
31,500		CA, Inc.	753,165
36,800		Fidelity National Information Services, Inc.	804,080
36,100	@, L	Fiserv, Inc.	1,872,146
38,750		IMS Health, Inc.	861,025
175,140		Microsoft Corp.	4,779,571
72,250	@	Oracle Corp.	1,584,443
			11,096,779
		Telecommunications: 4.7%
116,345		AT&T, Inc.	3,721,877
15,200		CenturyTel, Inc.	587,176
151,510	@	Cisco Systems, Inc.	3,643,816
9,050		Corning, Inc.	185,887
15,700		Embarq Corp.	740,412
27,100	@, L	JDS Uniphase Corp.	275,336
62,600		Verizon Communications, Inc.	2,198,512
99,600		Windstream Corp.	1,237,032
			12,590,048
		Toys/Games/Hobbies: 0.4%
28,350		Hasbro, Inc.	1,060,290
			1,060,290
		Transportation: 0.3%
13,050	L	Ryder System, Inc.	841,986
			841,986
		Total Common Stock
		(Cost $233,626,502)	261,727,206
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Hotels: 0.5%
100,800	L	Host Hotels & Resorts, Inc.	1,441,440
			1,441,440
		Storage: 0.3%
9,600		Public Storage, Inc.	847,872
			847,872
		Total Real Estate Investment Trusts
		(Cost $2,215,366)	2,289,312
		Total Long-Term Investments
		(Cost $235,841,868)	264,016,518
SHORT-TERM INVESTMENTS: 12.3%
		Affiliated Mutual Fund: 1.2%
3,275,000		ING Institutional Prime Money Market Fund	3,275,000
		Total Mutual Fund
		(Cost $3,275,000)	3,275,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$747,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $747,174 to be received upon repurchase (Collateralized by $775,000 Federal Home Loan Bank, 5.300%, Market Value plus accrued interest $766,208, due 06/26/23)		$747,000
		Total Repurchase Agreement
		(Cost $747,000)		747,000
		Securities Lending Collateral(cc): 10.8%
29,038,000		Bank of New York Mellon Corp. Institutional Cash Reserves		29,038,000
		Total Securities Lending Collateral
		(Cost $29,038,000)		29,038,000
		Total Short-Term Investments
		(Cost $33,060,000)		33,060,000

		Total Investments in Securities
		(Cost $268,901,868)*	110.7%	$297,076,518
		Other Assets and Liabilities — Net	(10.7)	(28,818,356)
		Net Assets	100.0%	$268,258,162

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at August 31, 2008.
*	Cost for federal income tax purposes is $276,996,493.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$29,568,034
	Gross Unrealized Depreciation	(9,488,009)
	Net Unrealized Appreciation	$20,080,025

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on August 31, 2008

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500	12	09/18/08	$52,026
S&P 500	2	12/18/08	8,105
			$60,131

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$261,484,631	$60,131
Level 2- Other Significant Observable Inputs	35,591,887	—
Level 3- Significant Unobservable Inputs	—	—
Total	$297,076,518	$60,131

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.1%
		Advertising: 0.1%
13,400		Harte-Hanks, Inc.	$165,490
			165,490
		Aerospace/Defense: 1.2%
19,500	@, L	Alliant Techsystems, Inc.	2,051,985
24,250	@	BE Aerospace, Inc.	580,788
5,505		DRS Technologies, Inc.	438,308
			3,071,081
		Apparel: 0.3%
16,830	@, L	Warnaco Group, Inc.	867,923
			867,923
		Auto Parts & Equipment: 1.1%
8,300	L	ArvinMeritor, Inc.	124,583
55,090		BorgWarner, Inc.	2,277,972
33,640	@, L	Lear Corp.	422,518
			2,825,073
		Banks: 2.9%
34,600		Bank of Hawaii Corp.	1,829,648
12,675	L	Cathay General Bancorp.	245,388
41,000		Commerce Bancshares, Inc.	1,845,000
27,000		FirstMerit Corp.	546,480
14,000	@, L	SVB Financial Group	784,700
25,600	L	Westamerica Bancorp.	1,310,720
32,170	L	Wilmington Trust Corp.	755,030
			7,316,966
		Beverages: 0.8%
14,290	@, L	Hansen Natural Corp.	392,689
68,119		PepsiAmericas, Inc.	1,596,028
			1,988,717
		Biotechnology: 1.2%
2,600	@, L	Charles River Laboratories International, Inc.	170,586
45,174	@, L	Invitrogen Corp.	1,918,088
14,600	@, L	PDL BioPharma, Inc.	176,222
27,750	@, L	Vertex Pharmaceuticals, Inc.	745,365
			3,010,261
		Chemicals: 3.5%
28,980		Airgas, Inc.	1,716,775
3,562		Albemarle Corp.	141,554
53,700		Chemtura Corp.	353,883
23,390		Cytec Industries, Inc.	1,188,212
2,000		FMC Corp.	147,080
35,012	L	Lubrizol Corp.	1,855,286
22,120		Minerals Technologies, Inc.	1,452,842
14,968	L	Olin Corp.	402,789
20,700		RPM International, Inc.	447,120
21,300		Terra Industries, Inc.	1,070,325
			8,775,866
		Coal: 1.0%
31,480		Arch Coal, Inc.	1,707,475
15,200	@, L	Patriot Coal Corp.	911,392
			2,618,867
		Commercial Services: 5.9%
26,329	@, L	Alliance Data Systems Corp.	1,691,375
18,900	@, L	Avis Budget Group, Inc.	144,018
21,660	@, L	Career Education Corp.	406,125
17,520	@, W	ChoicePoint, Inc.	852,523
5,400		Corporate Executive Board Co.	196,560
14,050	L	DeVry, Inc.	724,699
15,810	@, L	Gartner, Inc.	417,542
11,380		Global Payments, Inc.	548,630
13,933	@, L	ITT Educational Services, Inc.	1,238,783
28,300	@, L	Korn/Ferry International	503,174
19,700	@	Lender Processing Services, Inc.	656,010
33,957		Manpower, Inc.	1,631,973
55,103	@, L	MPS Group, Inc.	634,787
30,600	@, L	Navigant Consulting, Inc.	529,686
14,510		Pharmaceutical Product Development, Inc.	592,008
18,900	@, L	Quanta Services, Inc.	603,666
27,410	@, L	Rent-A-Center, Inc.	621,111
42,600	@	SAIC, Inc.	854,130
59,690	L	Service Corp. International	609,435
4,600		Sotheby’s	123,924
2,870	S	Strayer Education, Inc.	602,241
20,483	@, L	United Rentals, Inc.	331,620
43,980	@, L	Valassis Communications, Inc.	413,852
			14,927,872

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Computers: 3.0%
75,100	@, L	Cadence Design Systems, Inc.	$600,049
16,900		Diebold, Inc.	670,085
16,820	@, L	DST Systems, Inc.	1,038,635
33,200		Imation Corp.	705,168
21,300	@, L	Mentor Graphics Corp.	259,860
60,030	@	NCR Corp.	1,588,394
12,638	@, L	SRA International, Inc.	296,740
34,350	@	Synopsys, Inc.	739,556
57,996	@, L	Western Digital Corp.	1,580,971
			7,479,458
		Distribution/Wholesale: 1.5%
16,370	L	Fastenal Co.	850,094
94,163	@	Ingram Micro, Inc.	1,780,622
34,760	@	Tech Data Corp.	1,186,706
			3,817,422
		Diversified Financial Services: 1.3%
7,200	@, L	Affiliated Managers Group, Inc.	685,584
9,600	@, L	AmeriCredit Corp.	101,568
19,830	L	Eaton Vance Corp.	708,129
61,198	L	Raymond James Financial, Inc.	1,886,734
			3,382,015
		Electric: 4.1%
75,330		DPL, Inc.	1,869,691
38,570		Energy East Corp.	1,049,104
9,222		Great Plains Energy, Inc.	216,256
70,340	L	Hawaiian Electric Industries	1,860,493
74,394		MDU Resources Group, Inc.	2,457,966
8,273		Northeast Utilities	222,461
15,529		OGE Energy Corp.	523,327
29,906		Puget Energy, Inc.	834,377
26,840		SCANA Corp.	1,052,128
3,060		Wisconsin Energy Corp.	143,116
			10,228,919
		Electrical Components & Equipment: 1.6%
25,967	W	Ametek, Inc.	1,260,438
14,250	@, L	Energizer Holdings, Inc.	1,210,395
36,220		Hubbell, Inc.	1,575,932
			4,046,765
		Electronics: 3.3%
24,676		Amphenol Corp.	1,172,604
49,540	@	Arrow Electronics, Inc.	1,644,233
46,210	@	Avnet, Inc.	1,356,264
23,900	@, L	Flir Systems, Inc.	853,230
34,830		National Instruments Corp.	1,124,312
16,157	@, L	Thomas & Betts Corp.	744,515
10,300	@	Trimble Navigation Ltd.	348,655
13,199	@, L	Varian, Inc.	656,122
54,830	@	Vishay Intertechnology, Inc.	487,439
			8,387,374
		Engineering & Construction: 1.2%
7,000	@	Dycom Industries, Inc.	112,210
3,510	L	Granite Construction, Inc.	128,747
51,441		KBR, Inc.	1,262,877
22,100	@	Shaw Group, Inc.	1,094,834
11,080	@	URS Corp.	531,397
			3,130,065
		Entertainment: 0.8%
11,800	@	DreamWorks Animation SKG, Inc.	376,184
24,930		International Speedway Corp.	988,973
15,010	@, S, L	Macrovision Solutions Corp.	232,955
10,040	@, L	Scientific Games Corp.	302,304
			1,900,416
		Environmental Control: 0.6%
32,600		Republic Services, Inc.	1,071,562
5,500	@	Stericycle, Inc.	326,150
			1,397,712
		Food: 1.6%
17,680		Corn Products International, Inc.	791,887
5,521	L	Hormel Foods Corp.	196,879
24,800	@, L	Ralcorp Holdings, Inc.	1,522,720
37,913		Ruddick Corp.	1,207,150
14,900	@, L	Smithfield Foods, Inc.	299,639
			4,018,275
		Gas: 0.7%
31,250		Energen Corp.	1,745,000
			1,745,000
		Hand/Machine Tools: 0.7%
20,610		Lincoln Electric Holdings, Inc.	1,664,670
			1,664,670
		Healthcare - Products: 3.5%
19,460	@, L	Affymetrix, Inc.	166,967
56,824		Densply International, Inc.	2,226,933
15,232	@, L	Edwards Lifesciences Corp.	901,887

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
21,234	@	Gen-Probe, Inc.	$1,268,732
21,582	@, L	Henry Schein, Inc.	1,262,115
16,330	L	Hill-Rom Holdings, Inc.	488,920
49,358	@, L	Hologic, Inc.	1,047,377
17,510	@, L	Kinetic Concepts, Inc.	615,652
11,380	@	Techne Corp.	878,195
			8,856,778
		Healthcare - Services: 1.7%
18,300	@, L	Apria Healthcare Group, Inc.	361,974
1,800	@	Covance, Inc.	169,812
80,900	@, L	Health Management Associates, Inc.	470,029
30,220	@	Health Net, Inc.	835,583
5,800	@, L	Kindred Healthcare, Inc.	179,394
17,400	@, L	LifePoint Hospitals, Inc.	587,076
34,143	@, L	Lincare Holdings, Inc.	1,126,719
10,130	@, L	WellCare Health Plans, Inc.	423,029
			4,153,616
		Home Builders: 1.4%
24,520	@, L	Hovnanian Enterprises, Inc.	175,073
8,490		MDC Holdings, Inc.	351,911
2,240	@, L	NVR, Inc.	1,338,915
13,600	L	Ryland Group, Inc.	315,248
54,510	@, L	Toll Brothers, Inc.	1,356,209
			3,537,356
		Home Furnishings: 0.2%
58,650	L	Furniture Brands International, Inc.	524,918
			524,918
		Household Products/Wares: 0.6%
27,065	L	American Greetings Corp.	435,205
33,433		Tupperware Corp.	1,194,227
			1,629,432
		Insurance: 4.8%
58,889		American Financial Group, Inc.	1,680,103
34,685	L	Arthur J. Gallagher & Co.	918,459
19,622		Brown & Brown, Inc.	398,719
28,459	@@	Everest Re Group Ltd.	2,337,338
11,100		First American Corp.	280,497
20,439		Hanover Insurance Group, Inc.	965,334
45,363		HCC Insurance Holdings, Inc.	1,142,240
9,900		Horace Mann Educators Corp.	147,510
13,700	@	Philadelphia Consolidated Holding Co.	818,301
23,558		Protective Life Corp.	854,920
23,725	L	Stancorp Financial Group, Inc.	1,162,762
6,483		Unitrin, Inc.	165,511
54,967		WR Berkley Corp.	1,295,023
			12,166,717
		Internet: 1.8%
28,920	@, L	Avocent Corp.	678,752
10,130	@, L	Digital River, Inc.	443,188
4,800	@, L	F5 Networks, Inc.	163,728
32,041	@	McAfee, Inc.	1,267,542
11,710	@, L	NetFlix, Inc.	361,136
12,900	@, L	Priceline.com, Inc.	1,199,442
27,970	@, L	Valueclick, Inc.	360,533
			4,474,321
		Investment Companies: 0.3%
41,540	L	Apollo Investment Corp.	735,258
			735,258
		Iron/Steel: 1.9%
15,230		Carpenter Technology Corp.	591,076
18,580		Cleveland-Cliffs, Inc.	1,880,668
24,700		Reliance Steel & Aluminum Co.	1,408,147
33,878		Steel Dynamics, Inc.	841,191
			4,721,082
		Leisure Time: 0.3%
48,330	L	Callaway Golf Co.	656,321
			656,321
		Machinery - Construction & Mining: 0.8%
26,725		Joy Global, Inc.	1,898,544
			1,898,544
		Machinery - Diversified: 4.5%
29,820	@	AGCO Corp.	1,837,807
19,900	S	Flowserve Corp.	2,629,188
46,700	L	Graco, Inc.	1,781,605
21,180	L	IDEX Corp.	785,143
13,800		Nordson Corp.	740,094
23,230		Roper Industries, Inc.	1,372,428
20,730		Wabtec Corp.	1,224,521
26,290	@, L	Zebra Technologies Corp.	820,774
			11,191,560
		Media: 0.3%
21,000	L	Media General, Inc.	258,300
21,410	L	Scholastic Corp.	558,801
			817,101

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.6%
12,810		Commercial Metals Co.	$333,444
8,300		Timken Co.	268,256
47,450	L	Worthington Industries	835,120
			1,436,820
		Miscellaneous Manufacturing: 4.3%
46,080		Aptargroup, Inc.	1,861,171
20,500		Brink’s Co.	1,430,490
39,198		Crane Co.	1,439,351
13,310		Donaldson Co., Inc.	584,442
16,170		Harsco Corp.	851,189
23,410		Matthews International Corp. - Class A	1,176,587
35,278	L	Pentair, Inc.	1,296,467
17,690		SPX Corp.	2,109,533
2,750		Teleflex, Inc.	177,568
			10,926,798
		Office Furnishings: 0.7%
34,649		Herman Miller, Inc.	975,023
36,001	L	HNI, Corp.	833,063
			1,808,086
		Oil & Gas: 6.0%
15,080	@, L	Bill Barrett Corp.	593,850
38,390		Cimarex Energy Co.	2,132,181
58,050	@, L	Denbury Resources, Inc.	1,444,865
29,110	@	Encore Acquisition Co.	1,500,912
12,300		Equitable Resources, Inc.	613,893
21,120	@, L	Forest Oil Corp.	1,202,150
14,560		Frontier Oil Corp.	282,027
21,464		Helmerich & Payne, Inc.	1,226,024
17,390	@	Newfield Exploration Co.	786,376
23,760		Patterson-UTI Energy, Inc.	675,259
23,500	L	Pioneer Natural Resources Co.	1,484,495
35,838	@	Plains Exploration & Production Co.	1,931,668
22,600	@	Pride International, Inc.	868,066
18,000	@, L	Quicksilver Resources, Inc.	435,420
			15,177,186
		Oil & Gas Services: 1.0%
17,290	@	FMC Technologies, Inc.	926,052
40,700	@	Helix Energy Solutions Group, Inc.	1,252,339
6,300	@, L	Superior Energy Services	296,352
			2,474,743
		Packaging & Containers: 0.6%
16,570		Packaging Corp. of America	426,678
30,637		Sonoco Products Co.	1,058,815
			1,485,493
		Pharmaceuticals: 2.4%
19,414	@, L	Cephalon, Inc.	1,487,501
37,940	@, L	Endo Pharmaceuticals Holdings, Inc.	861,997
25,230	L	Medicis Pharmaceutical Corp.	522,513
4,860	@	NBTY, Inc.	161,546
31,560		Omnicare, Inc.	1,017,810
9,710		Perrigo Co.	339,753
29,580	@, L	Sepracor, Inc.	544,272
23,000	@, L	Valeant Pharmaceuticals International	421,130
23,167	@, L	VCA Antech, Inc.	712,154
			6,068,676
		Pipelines: 1.3%
41,230	L	National Fuel Gas Co.	1,950,591
30,000		Oneok, Inc.	1,311,300
			3,261,891
		Real Estate: 0.2%
7,620	L	Jones Lang LaSalle, Inc.	379,476
			379,476
		Retail: 6.3%
28,300		Advance Auto Parts, Inc.	1,218,032
20,370	@, L	Aeropostale, Inc.	710,098
48,435	L	American Eagle Outfitters	728,947
13,830	@	AnnTaylor Stores Corp.	335,792
17,130		Barnes & Noble, Inc.	423,625
30,630	@	BJ’s Wholesale Club, Inc.	1,164,859
5,580	@, L	Chipotle Mexican Grill, Inc.	386,806
62,300	@, L	Collective Brands, Inc.	904,596
14,910	@	Copart, Inc.	656,189
38,093	@	Dollar Tree, Inc.	1,461,247
36,200		Foot Locker, Inc.	589,698
10,850	L	Guess ?, Inc.	404,380
38,810	@, L	Hanesbrands, Inc.	925,230
29,000	L	MSC Industrial Direct Co.	1,476,970
19,210		Phillips-Van Heusen	731,133
7,250		Regis Corp.	199,085
47,945		Ross Stores, Inc.	1,927,868
43,290	@, L	Urban Outfitters, Inc.	1,541,990
			15,786,545

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 1.5%
44,090		Astoria Financial Corp.	$963,367
105,328		First Niagara Financial Group, Inc.	1,575,707
74,450	L	New York Community Bancorp., Inc.	1,227,681
			3,766,755
		Semiconductors: 1.4%
10,500	@, L	Cree, Inc.	244,755
15,430	@, L	Cypress Semiconductor Corp.	500,241
10,700	@	Integrated Device Technology, Inc.	113,313
18,650	@	International Rectifier Corp.	389,785
10,760	L	Intersil Corp.	252,107
45,823	@, L	Lam Research Corp.	1,684,453
13,400	@	Silicon Laboratories, Inc.	451,714
			3,636,368
		Software: 3.1%
17,600	@, L	ACI Worldwide, Inc.	318,912
26,530		Acxiom Corp.	383,359
16,700	@	Ansys, Inc.	740,645
50,680		Broadridge Financial Solutions ADR	1,012,080
5,000	@, L	Cerner Corp.	230,250
17,621		Dun & Bradstreet Corp.	1,620,603
14,200	L	Fair Isaac Corp.	328,020
27,710	@	Metavante Technologies, inc.	655,064
38,100	@	Parametric Technology Corp.	765,048
16,100		SEI Investments Co.	380,282
36,487	@, L	Sybase, Inc.	1,255,518
			7,689,781
		Telecommunications: 2.5%
99,141	@	3Com Corp.	210,179
24,760	@, L	ADC Telecommunications, Inc.	253,790
27,395	@, L	Cincinnati Bell, Inc.	106,841
23,013	@, L	CommScope, Inc.	1,126,947
38,550	@, L	Foundry Networks, Inc.	708,935
27,365		Harris Corp.	1,432,831
34,140	@, L	NeuStar, Inc.	819,701
17,900	L	Plantronics, Inc.	461,820
32,127		Telephone & Data Systems, Inc.	1,233,677
			6,354,721
		Textiles: 0.2%
6,983	@, L	Mohawk Industries, Inc.	482,176
			482,176
		Transportation: 1.3%
5,800	L	Alexander & Baldwin, Inc.	259,434
3,500	@	Kansas City Southern	180,005
8,800	L	Overseas Shipholding Group	631,312
24,010		Tidewater, Inc.	1,456,687
33,700	L	Werner Enterprises, Inc.	768,697
			3,296,135
		Trucking & Leasing: 0.2%
10,100		GATX Corp.	442,683
			442,683
		Total Common Stock
		(Cost $213,629,235)	236,603,544
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Diversified: 0.5%
39,100	L	Cousins Properties, Inc.	977,109
8,300	L	Liberty Property Trust	313,408
			1,290,517
		Health Care: 0.3%
16,000	L	Health Care Real Estate Investment Trust, Inc.	829,920
			829,920
		Hotels: 0.5%
53,130	L	Hospitality Properties Trust	1,204,988
			1,204,988
		Office Property: 0.8%
24,700		Highwoods Properties, Inc.	895,869
23,830		Mack-Cali Realty Corp.	963,209
			1,859,078
		Regional Malls: 0.6%
24,370		Macerich Co.	1,509,234
			1,509,234
		Shopping Centers: 1.1%
6,500	L	Federal Realty Investment Trust	493,220
14,130		Regency Centers Corp.	875,636
39,570		Weingarten Realty Investors	1,307,789
			2,676,645
		Warehouse/Industrial: 0.5%
29,330		AMB Property Corp.	1,331,289
			1,331,289
		Total Real Estate Investment Trusts
		(Cost $11,852,278)	10,701,671
		Total Long-Term Investments
		(Cost $225,481,513)	247,305,215

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 28.5%
		Affiliated Mutual Fund: 1.4%
3,425,000	S	ING Institutional Prime Money Market Fund		$3,425,000
		Total Mutual Fund
		(Cost $3,425,000)		3,425,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$777,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $777,181 to be received upon repurchase (Collateralized by $805,000 Federal Home Loan Bank, 5.300%, Market Value plus accrued interest $795,867, due 06/26/23)		$777,000
		Total Repurchase Agreement
		(Cost $777,000)		777,000
		Securities Lending Collateral(cc): 26.8%
67,438,000		Bank of New York Mellon Corp. Institutional Cash Reserves		67,438,000
		Total Securities Lending Collateral
		(Cost $67,438,000)		67,438,000
		Total Short-Term Investments
		(Cost $71,640,000)		71,640,000
		Total Investments in Securities
		(Cost $297,121,513)*	126.9%	$318,945,215
		Other Assets and Liabilities — Net	(26.9)	(67,519,150)
		Net Assets	100.0%	$251,426,065

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.

	*	Cost for federal income tax purposes is $300,363,509.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,277,425
		Gross Unrealized Depreciation		(13,695,719)
		Net Unrealized Appreciation		$18,581,706

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on August 31, 2008

			Unrealized
	Number		Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P MidCap 400	11	09/18/08	$119,143
			$119,143

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$278,834,594	$119,143
Level 2- Other Significant Observable Inputs	40,110,621	—
Level 3- Significant Unobservable Inputs	—	—
Total	$318,945,215	$119,143

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Advertising: 0.0%
1,892	@	inVentiv Health, Inc.	$41,756
			41,756
		Aerospace/Defense: 2.1%
7,262		Cubic Corp.	201,085
4,720	L	Curtiss-Wright Corp.	254,266
10,960	@	Esterline Technologies Corp.	619,130
2,380	@	Moog, Inc.	112,812
11,360	@	Orbital Sciences Corp.	300,358
14,340	@	Teledyne Technologies, Inc.	893,812
			2,381,463
		Agriculture: 0.3%
24,400	@	Alliance One International, Inc.	98,088
4,750	L	Andersons, Inc.	213,560
			311,648
		Airlines: 0.4%
30,591		Skywest, Inc.	522,800
			522,800
		Apparel: 2.1%
12,070	@, L	CROCS, Inc.	50,091
4,910	@, L	Deckers Outdoor Corp.	558,218
28,060	@, L	Iconix Brand Group, Inc.	362,816
4,140	@, L	Maidenform Brands, Inc.	62,514
4,200	L	Oxford Industries, Inc.	95,970
7,600	@	Perry Ellis International, Inc.	129,656
8,710	@, L	Quiksilver, Inc.	67,154
17,990	@	Skechers USA, Inc.	343,969
4,400	@	True Religion Apparel, Inc.	119,460
5,460	@, L	Volcom, Inc.	97,406
20,503		Wolverine World Wide, Inc.	539,844
			2,427,098
		Auto Parts & Equipment: 0.1%
9,300	L	Superior Industries International	163,401
			163,401
		Banks: 6.5%
39,330		Bank Mutual Corp.	473,927
34,050	L	Cascade Bancorp.	271,719
24,260	L	Central Pacific Financial Corp.	288,694
21,100	L	Community Bank System, Inc.	476,860
8,460	L	Corus Bankshares, Inc.	33,586
17,288	L	East-West Bancorp., Inc.	215,581
6,400	L	First Financial Bankshares, Inc.	314,048
27,100	L	First Midwest Bancorp., Inc.	606,498
4,998	L	Frontier Financial Corp.	55,728
24,730	L	Glacier Bancorp., Inc.	527,244
12,800		Hancock Holding Co.	627,840
24,913	L	Hanmi Financial Corp.	127,305
5,060	L	Nara Bancorp., Inc.	55,407
29,000	L	National Penn Bancshares, Inc.	414,120
11,910	L	Prosperity Bancshares, Inc.	380,763
10,400	L	Provident Bankshares Corp.	80,496
5,500	@	Signature Bank	162,635
9,160		Sterling Bancorp.	142,804
22,800		Sterling Bancshares, Inc.	224,352
3,100	L	Susquehanna Bancshares, Inc.	49,538
26,200	L	Trustco Bank Corp.	256,236
42,939	L	UCBH Holdings, Inc.	251,193
9,000		UMB Financial Corp.	468,270
7,740	L	United Community Banks, Inc.	91,022
23,819	L	Whitney Holding Corp.	515,681
18,840		Wintrust Financial Corp.	438,030
			7,549,577
		Beverages: 0.3%
2,400	@, L	Boston Beer Co., Inc.	107,928
4,300	@, L	Green Mountain Coffee Roasters, Inc.	156,907
2,100	@, L	Peet’s Coffee & Tea, Inc.	55,104
			319,939
		Biotechnology: 0.7%
11,910	@, L	Enzo Biochem, Inc.	154,235
8,520	@, L	Martek Biosciences Corp.	284,653
14,623	@, L	Regeneron Pharmaceuticals, Inc.	317,612
			756,500
		Building Materials: 2.0%
10,280		Apogee Enterprises, Inc.	205,600
11,870	@, L	Drew Industries, Inc.	190,276
22,184		Gibraltar Industries, Inc.	477,178
14,022		Lennox International, Inc.	518,814

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
13,270	@, L	NCI Building Systems, Inc.	$507,976
9,141		Quanex Building Products Corp.	150,461
2,850	L	Texas Industries, Inc.	150,110
5,294	L	Universal Forest Products, Inc.	173,908
			2,374,323
		Chemicals: 1.9%
18,926		HB Fuller Co.	493,401
5,590		NewMarket Corp.	379,785
7,750	@	OM Group, Inc.	287,525
14,960	@, L	PolyOne Corp.	122,822
12,570		Quaker Chemical Corp.	372,072
17,100		Schulman A, Inc.	414,162
5,100		Zep, Inc.	99,909
			2,169,676
		Commercial Services: 4.9%
16,200		Aaron Rents, Inc.	462,672
7,769		Administaff, Inc.	212,871
8,320	@, L	AMN Healthcare Services, Inc.	158,080
10,540	L	Arbitron, Inc.	505,498
3,270	@, L	Bankrate, Inc.	105,490
25,189		Bowne & Co., Inc.	304,787
6,500	L	CDI Corp.	163,150
4,821	L	Chemed Corp.	210,871
3,956	@	Consolidated Graphics, Inc.	153,770
22,000	@, L	Cross Country Healthcare, Inc.	344,740
7,926		Heidrick & Struggles International, Inc.	240,633
15,440		Hillenbrand, Inc.	367,163
2,255	@, L	Kendle International, Inc.	111,510
9,292	@, L	Live Nation, Inc.	149,137
5,910		MAXIMUS, Inc.	218,670
26,360	@	On Assignment, Inc.	249,102
2,800	@	Parexel International Corp.	88,956
2,920	@, L	Pharmanet Development Group	76,212
3,982	@, L	Pre-Paid Legal Services, Inc.	177,756
9,700	@	Ticketmaster	207,871
12,736	@, L	TrueBlue, Inc.	211,290
6,925	@, L	Volt Information Sciences, Inc.	97,089
15,254		Watson Wyatt Worldwide, Inc.	893,732
			5,711,050
		Computers: 2.9%
11,011	@	CACI International, Inc.	557,707
17,406	@	Ciber, Inc.	136,289
6,600	@, L	Hutchinson Technology, Inc.	95,634
27,560	@	Insight Enterprises, Inc.	458,598
5,600	@	Manhattan Associates, Inc.	137,256
28,890	@	Micros Systems, Inc.	890,390
6,920		MTS Systems Corp.	287,042
12,170	@, L	Radiant Systems, Inc.	110,990
19,660	@, L	Radisys Corp.	217,636
3,200	@	SI International, Inc.	99,936
2,900	@	SYKES Enterprises, Inc.	58,406
5,270	@, L	Synaptics, Inc.	275,832
			3,325,716
		Cosmetics/Personal Care: 0.5%
7,960	@, L	Chattem, Inc.	558,155
			558,155
		Distribution/Wholesale: 3.2%
28,200	@, L	Brightpoint, Inc.	242,802
19,400	@, L	Fossil, Inc.	580,448
40,210	@, L	LKQ Corp.	753,133
17,500		Owens & Minor, Inc.	807,100
3,500	@, L	Scansource, Inc.	105,315
9,718	@, L	School Specialty, Inc.	296,399
12,340	@, L	United Stationers, Inc.	611,817
6,220	L	Watsco, Inc.	318,402
			3,715,416
		Diversified Financial Services: 2.4%
16,360	L	Financial Federal Corp.	408,509
4,300	L	Greenhill & Co., Inc.	284,230
13,291	@	Investment Technology Group, Inc.	425,312
13,949	@, L	LaBranche & Co., Inc.	89,692
13,400		National Financial Partners Corp.	270,278
11,470		OptionsXpress Holdings, Inc.	264,613
9,730	@, L	Portfolio Recovery Associates, Inc.	413,914
16,946		SWS Group, Inc.	341,970
9,000	@	TradeStation Group, Inc.	90,360
4,688	@, L	World Acceptance, Corp.	182,926
			2,771,804
		Electric: 0.8%
15,000		Avista Corp.	334,500
2,200		Cleco Corp.	55,462
28,000	@	El Paso Electric Co.	596,120
			986,082

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.4%
8,080	S	Belden CDT, Inc.	$296,859
4,165	@	Littelfuse, Inc.	147,774
			444,633
		Electronics: 5.4%
960	L	Analogic Corp.	64,992
35,590	@	Benchmark Electronics, Inc.	586,879
21,650		Brady Corp.	794,772
9,914	@	Checkpoint Systems, Inc.	211,069
33,871		CTS Corp.	448,452
11,962	@, L	Cymer, Inc.	358,142
5,300	L	Daktronics, Inc.	92,909
9,115	@, L	Dionex Corp.	594,207
7,300	@, L	Faro Technologies, Inc.	172,426
4,100	@	II-VI, Inc.	180,031
5,860	@, L	Itron, Inc.	606,979
15,010	@	LoJack Corp.	108,823
21,848		Methode Electronics, Inc.	240,110
8,320	@	Plexus Corp.	233,210
12,400	@	Rogers Corp.	496,124
18,610		Technitrol, Inc.	294,224
23,167	@, L	TTM Technologies, Inc.	277,541
7,700	L	Watts Water Technologies, Inc.	218,911
6,488		Woodward Governor Co.	300,589
			6,280,390
		Engineering & Construction: 0.8%
26,714	@	EMCOR Group, Inc.	910,146
			910,146
		Entertainment: 0.1%
12,640	@	Shuffle Master, Inc.	63,453
			63,453
		Environmental Control: 0.9%
32,600	@	Darling International, Inc.	447,598
2,200	@	Tetra Tech, Inc.	62,876
15,947	@	Waste Connections, Inc.	579,036
			1,089,510
		Food: 1.2%
15,468		Flowers Foods, Inc.	408,974
17,526	@, L	Hain Celestial Group, Inc.	455,501
4,150		Nash Finch Co.	168,988
11,492	@, L	TreeHouse Foods, Inc.	319,018
3,300	@, L	United Natural Foods, Inc.	63,426
			1,415,907
		Forest Products & Paper: 0.2%
21,322	@, L	Buckeye Technologies, Inc.	196,376
			196,376
		Gas: 3.3%
33,717		Atmos Energy Corp.	928,566
1,579	S	New Jersey Resources Corp.	57,128
18,080	L	Piedmont Natural Gas Co.	521,608
17,070	L	South Jersey Industries, Inc.	608,887
25,470		Southern Union Co.	663,748
1,900		Southwest Gas Corp.	57,665
34,738		UGI Corp.	955,291
			3,792,893
		Hand/Machine Tools: 1.0%
13,760		Baldor Electric Co.	490,406
14,680		Regal-Beloit Corp.	689,226
			1,179,632
		Healthcare - Products: 3.4%
17,700	@, L	American Medical Systems Holdings, Inc.	315,060
10,620	@, L	Arthrocare Corp.	272,297
5,660	L	Cooper Cos., Inc.	208,458
8,250	@, L	Cyberonics	176,963
900	@	Haemonetics Corp.	56,448
7,100	@, L	ICU Medical, Inc.	215,627
15,519	@	Immucor, Inc.	499,867
15,100		Invacare Corp.	383,993
10,200	@	Kensey Nash Corp.	367,302
6,780	L	Mentor Corp.	167,330
8,450		Meridian Bioscience, Inc.	240,149
17,100	@	Merit Medical Systems, Inc.	331,056
18,200	@, L	PSS World Medical, Inc.	332,514
1,570	@, L	SurModics, Inc.	61,183
1,900		Vital Signs, Inc.	140,315
3,720		West Pharmaceutical Services, Inc.	181,573
			3,950,135
		Healthcare - Services: 3.0%
5,220	@, L	Amedisys, Inc.	277,808
18,593	@	AMERIGROUP Corp.	481,187
14,151	@, S, L	Amsurg Corp.	383,634
12,781	@	Centene Corp.	288,595
16,900	@	Healthspring, Inc.	335,634

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
15,800	@, L	Healthways, Inc.	$300,990
1,600	@	Magellan Health Services, Inc.	69,696
8,960	@, L	Molina Healthcare, Inc.	281,971
17,090	@	Pediatrix Medical Group, Inc.	973,276
3,300	@	Res-Care, Inc.	63,492
			3,456,283
		Home Builders: 0.3%
13,261	@, L	Champion Enterprises, Inc.	64,846
7,260	L	M/I Homes, Inc.	130,027
8,700	@, L	Meritage Homes Corp.	203,754
			398,627
		Home Furnishings: 0.5%
16,445	L	Ethan Allen Interiors, Inc.	446,317
3,970	@, L	Universal Electronics, Inc.	104,093
			550,410
		Household Products/Wares: 0.1%
13,260	@, L	Central Garden & Pet Co.	70,278
			70,278
		Housewares: 0.6%
16,085	L	Toro Co.	657,394
			657,394
		Insurance: 3.3%
19,477		Delphi Financial Group	522,568
8,500		Hilb Rogal & Hobbs Co.	387,175
8,420	@	Navigators Group, Inc.	441,208
7,569	@	ProAssurance Corp.	407,969
10,154		RLI Corp.	567,710
10,314		Safety Insurance Group, Inc.	443,502
25,666		Selective Insurance Group	619,577
8,260		Tower Group, Inc.	173,047
4,100		United Fire & Casualty Co.	121,934
3,710		Zenith National Insurance Corp.	141,685
			3,826,375
		Internet: 2.1%
11,190	@, L	Blue Coat Systems, Inc.	208,134
2,880	@, L	Blue Nile, Inc.	119,894
9,506	@	Cybersource Corp.	163,313
10,550	@, L	DealerTrack Holdings, Inc.	194,437
19,490	@	j2 Global Communications, Inc.	480,818
4,700	@, L	Knot, Inc.	42,817
8,500	L	Nutri/System, Inc.	168,895
17,730	@, L	Perficient, Inc.	140,776
12,179	@, L	Secure Computing Corp.	52,126
14,241	@, L	Stamps.com, Inc.	195,529
19,114		United Online, Inc.	201,270
21,210	@, L	Websense, Inc.	480,194
			2,448,203
		Iron/Steel: 0.2%
4,700		Olympic Steel, Inc.	223,767
			223,767
		Leisure Time: 0.9%
14,856	L	Polaris Industries, Inc.	669,857
12,290	@	WMS Industries, Inc.	412,944
			1,082,801
		Machinery - Diversified: 1.7%
14,161		Applied Industrial Technologies, Inc.	412,227
14,380		Cognex Corp.	290,907
17,313	@	Gardner Denver, Inc.	781,509
1,030		Lindsay Manufacturing Co.	84,367
8,258		Robbins & Myers, Inc.	370,371
			1,939,381
		Media: 0.3%
17,500		EW Scripps Co.	127,225
4,466		Factset Research Systems, Inc.	280,063
			407,288
		Metal Fabricate/Hardware: 0.8%
5,590	L	AM Castle & Co.	112,247
1,100		Kaydon Corp.	61,303
1,917		Lawson Products	57,740
18,340		Mueller Industries, Inc.	514,437
2,030		Valmont Industries, Inc.	216,682
			962,409
		Mining: 0.5%
4,600		Amcol International Corp.	167,716
2,360	@, L	Brush Engineered Materials, Inc.	69,148
4,100	@, L	Century Aluminum Co.	199,916
2,730	@, L	RTI International Metals, Inc.	92,301
			529,081
		Miscellaneous Manufacturing: 3.2%
16,931	L	Acuity Brands, Inc.	736,668
10,595		AO Smith Corp.	436,196
11,090		Barnes Group, Inc.	267,491
11,065	@, L	Ceradyne, Inc.	498,589

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
4,360	L	Clarcor, Inc.	$174,095
13,260	@, L	EnPro Industries, Inc.	558,909
26,860	@, L	Griffon Corp.	329,035
6,900	@	John Bean Technologies Corp.	89,700
4,470	@	Lydall, Inc.	52,254
15,230		Movado Group, Inc.	353,184
5,780		Myers Industries, Inc.	76,065
8,900		Tredegar Corp.	176,220
			3,748,406
		Oil & Gas: 4.3%
21,820	@	Atwood Oceanics, Inc.	887,201
4,150		Penn Virginia Corp.	274,647
1,100	@, L	Petroleum Development Corp.	66,869
16,420	@	Petroquest Energy, Inc.	303,606
13,900	@	Pioneer Drilling Co.	232,964
23,260		St. Mary Land & Exploration Co.	982,037
12,520	@	Stone Energy Corp.	596,828
12,287	@, L	Swift Energy Co.	573,926
15,632	@	Unit Corp.	1,058,755
			4,976,833
		Oil & Gas Services: 2.8%
6,000	@, L	Basic Energy Services, Inc.	175,380
4,400		Gulf Island Fabrication, Inc.	189,508
5,150	@, L	Hornbeck Offshore Services, Inc.	226,909
22,190	@, L	ION Geophysical Corp.	357,703
6,059		Lufkin Industries, Inc.	562,215
1,500	@	NATCO Group, Inc.	76,035
14,570	@, S	Oceaneering International, Inc.	909,314
5,699	@	SEACOR Holdings, Inc.	502,367
3,240		Smith International, Inc.	225,828
			3,225,259
		Packaging & Containers: 0.5%
16,940		Rock-Tenn Co.	621,359
			621,359
		Pharmaceuticals: 1.9%
6,750	@, L	Alpharma, Inc.	240,975
14,260	@, L	Cubist Pharmaceuticals, Inc.	314,148
8,560	@	HealthExtras, Inc.	279,056
7,860	@, L	Noven Pharmaceuticals, Inc.	97,071
7,900	@	Par Pharmaceutical Cos., Inc.	112,496
7,100	@, L	PharMerica Corp.	168,057
33,470	@, L	Salix Pharmaceuticals Ltd.	227,596
3,100	@, L	Savient Pharmaceuticals, Inc.	70,463
13,180	@, L	Sciele Pharma, Inc.	253,979
18,190	@	Theragenics Corp.	60,937
27,050	@, L	Viropharma, Inc.	396,283
			2,221,061
		Real Estate: 0.1%
6,760	@, L	Forestar Real Estate Group, Inc.	136,282
			136,282
		Retail: 7.2%
3,872		Brown Shoe Co., Inc.	58,854
7,100	L	Buckle, Inc.	368,703
5,720	@, L	Buffalo Wild Wings, Inc.	206,378
4,486		Casey’s General Stores, Inc.	130,094
11,310		Cash America International, Inc.	468,121
21,658		Cato Corp.	381,397
12,639	@, L	CEC Entertainment, Inc.	433,012
18,100	@, L	Charlotte Russe Holding, Inc.	213,761
2,300	@, L	Childrens Place Retail Stores, Inc.	96,485
36,870	L	Christopher & Banks Corp.	354,689
21,060	@, L	Dress Barn, Inc.	342,436
14,100		Finish Line	170,469
15,500	@, L	First Cash Financial Services, Inc.	287,215
7,900	@, L	Genesco, Inc.	289,219
11,198	@	Gymboree Corp.	439,522
5,200		Haverty Furniture Cos., Inc.	57,408
6,700	@, L	Hibbett Sporting Goods, Inc.	160,130
9,420	@, L	Jack in the Box, Inc.	223,537
8,700	@, L	Jo-Ann Stores, Inc.	217,239
14,020	@, L	JoS. A Bank Clothiers, Inc.	364,380
3,112	L	Landry’s Restaurants, Inc.	59,937
5,300		Longs Drug Stores Corp.	379,745
13,445	@	Panera Bread Co.	722,534
15,460	@, L	PetMed Express, Inc.	220,150
13,560	@, L	PF Chang’s China Bistro, Inc.	352,289
7,120	@, L	Red Robin Gourmet Burgers, Inc.	190,104
13,229	@, L	Sonic Corp.	191,688
8,980	@, L	Texas Roadhouse, Inc.	80,640
10,630	@, L	Tractor Supply Co.	453,051
11,055	@, L	Tween Brands, Inc.	120,057
8,390		World Fuel Services Corp.	241,716
8,910	@, L	Zumiez, Inc.	128,393
			8,403,353

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.7%
21,817	L	Anchor Bancorp. Wisconsin, Inc.	$167,555
18,960		Brookline Bancorp., Inc.	194,909
27,550	L	Dime Community Bancshares	452,371
10,760	@, L	Guaranty Financial Group, Inc.	51,540
			866,375
		Semiconductors: 3.2%
4,800	@	ATMI, Inc.	117,072
25,500	@, L	Axcelis Technologies, Inc.	120,615
8,560	@, L	Brooks Automation, Inc.	82,262
13,530	@, L	Cabot Microelectronics Corp.	522,529
7,558		Cohu, Inc.	126,219
5,520	@, L	Diodes, Inc.	131,321
36,910	@, L	DSP Group, Inc.	286,053
19,100	@, L	Kulicke & Soffa Industries, Inc.	98,174
5,920	@	Microsemi Corp.	162,800
9,750	@, L	MKS Instruments, Inc.	219,765
3,981	@, L	Pericom Semiconductor Corp.	54,301
40,985	@	Skyworks Solutions, Inc.	397,555
12,960	@	Standard Microsystems Corp.	378,691
1,700	@, L	Supertex, Inc.	50,490
35,800	@	Triquint Semiconductor, Inc.	225,182
8,000	@	Ultratech, Inc.	118,800
16,309	@	Varian Semiconductor Equipment Associates, Inc.	526,781
3,400	@, L	Veeco Instruments, Inc.	57,154
			3,675,764
		Software: 3.6%
8,600	@, L	Avid Technology, Inc.	199,864
5,500		Blackbaud, Inc.	111,045
3,740	@	Concur Technologies, Inc.	164,373
3,200	@, L	CSG Systems International	60,480
25,200	@, L	Digi International, Inc.	297,612
13,600	@, L	Eclipsys Corp.	303,416
47,900	@, L	Epicor Software Corp.	408,587
29,120	@, L	Informatica Corp.	491,254
8,756	@	JDA Software Group, Inc.	159,622
4,510	@	Mantech International Corp.	265,594
5,200	@, L	Omnicell, Inc.	79,820
5,530	@	Phase Forward, Inc.	106,840
8,960	@	Phoenix Technologies Ltd.	98,918
20,975	@	Progress Software Corp.	612,680
7,600	@, L	Smith Micro Software, Inc.	57,532
6,188	@, L	SPSS, Inc.	195,417
12,300	@, L	SYNNEX Corp.	282,777
7,400	@	Take-Two Interactive Software, Inc.	185,518
7,600	@, L	Tyler Technologies, Inc.	123,196
			4,204,545
		Telecommunications: 2.1%
9,840	@, L	Anixter International, Inc.	726,290
22,933	@, L	Arris Group, Inc.	216,946
5,500		Black Box Corp.	197,120
4,860	@, L	Comtech Telecommunications	222,199
16,904	L	Fairpoint Communications, Inc.	149,600
27,945	@, L	Harmonic, Inc.	245,916
16,270	@, L	Netgear, Inc.	274,150
32,400	@, L	Network Equipment Technologies, Inc.	105,624
19,480	@, L	Novatel Wireless, Inc.	121,360
28,470	@, L	Symmetricom, Inc.	140,072
6,530	@	Tollgrade Communications, Inc.	43,882
			2,443,159
		Textiles: 0.7%
14,785		G&K Services, Inc.	509,935
5,870		Unifirst Corp.	252,586
			762,521
		Toys/Games/Hobbies: 0.3%
7,705	@	Jakks Pacific, Inc.	192,240
7,900	@	RC2 Corp.	198,843
			391,083
		Transportation: 1.8%
9,770	L	Arkansas Best Corp.	338,237
5,900		Forward Air Corp.	208,211
6,012	@	HUB Group, Inc.	240,119
17,480	@	Kirby Corp.	800,409
6,150		Landstar System, Inc.	301,473
4,382	@	Old Dominion Freight Line	145,789
			2,034,238
		Total Common Stock
		(Cost $100,376,512)	109,672,014

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Apartments: 0.6%
3,135		Essex Property Trust, Inc.	$367,892
5,280	L	Home Properties, Inc.	278,520
			646,412
		Diversified: 1.1%
12,230	L	Colonial Properties Trust	231,269
10,270	L	Entertainment Properties Trust	557,353
30,100	L	Lexington Corporate Properties Trust	448,791
1,100		PS Business Parks, Inc.	59,213
			1,296,626
		Health Care: 0.3%
12,080	L	Medical Properties Trust, Inc.	133,363
8,910		Senior Housing Properties Trust	193,169
			326,532
		Hotels: 0.5%
36,620		DiamondRock Hospitality Co.	337,270
10,000		LaSalle Hotel Properties	260,700
			597,970
		Office Property: 0.7%
14,240		BioMed Realty Trust, Inc.	381,347
1,210		Kilroy Realty Corp.	60,561
10,220		Parkway Properties, Inc.	367,613
			809,521
		Regional Malls: 0.3%
18,860		Pennsylvania Real Estate Investment Trust	374,371
			374,371
		Shopping Centers: 0.2%
11,000		Cedar Shopping Centers, Inc.	144,100
9,700		Kite Realty Group Trust	118,243
			262,343
		Single Tenant: 0.4%
18,040	L	National Retail Properties, Inc.	409,328
			409,328
		Storage: 0.2%
14,010		Extra Space Storage, Inc.	220,658
			220,658
		Total Real Estate Investment Trusts
		(Cost $5,067,901)	4,943,761
		Total Long-Term Investments
		(Cost $105,444,413)	114,615,775
SHORT-TERM INVESTMENTS: 26.1%
		Affiliated Mutual Fund: 0.6%
700,000	S	ING Institutional Prime Money Market Fund	700,000
		Total Mutual Fund
		(Cost $700,000)	700,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$369,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $369,086 to be received upon repurchase (Collateralized by $384,000 Federal Home Loan Bank, Discount Note, Market Value $376,896, due 04/20/09)		$369,000
		Total Repurchase Agreement
		(Cost $369,000)		369,000
		Securities Lending Collateral(cc): 25.2%
29,250,000		Bank of New York Mellon Corp. Institutional Cash Reserves		29,250,000
		Total Securities Lending Collateral
		(Cost $29,250,000)		29,250,000
		Total Short-Term Investments
		(Cost $30,319,000)		30,319,000
		Total Investments in Securities
		(Cost $135,763,413)*	124.9%	$144,934,775
		Other Assets and Liabilities — Net	(24.9)	(28,886,660)
		Net Assets	100.0%	$116,048,115

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at August 31, 2008.

	*	Cost for federal income tax purposes is $137,526,683.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,677,010
		Gross Unrealized Depreciation		(8,268,918)
		Net Unrealized Appreciation		$7,408,092

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on August 31, 2008

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
Russell 2000	3	09/18/08	$40,842
			$40,842

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$127,823,068	$40,842
Level 2- Other Significant Observable Inputs	17,111,707	—
Level 3- Significant Unobservable Inputs	—	—
Total	$144,934,775	$40,842

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 88.1%
		Advertising: 0.4%
24,422	@	inVentiv Health, Inc.	$538,994
			538,994
		Aerospace/Defense: 2.5%
12,100		DRS Technologies, Inc.	963,402
27,100	@	Moog, Inc.	1,284,540
13,600	@	Teledyne Technologies, Inc.	847,688
			3,095,630
		Apparel: 0.5%
27,156	@, @@	Gildan Activewear, Inc.	634,636
			634,636
		Auto Parts & Equipment: 1.1%
46,200		ArvinMeritor, Inc.	693,462
34,000		Cooper Tire & Rubber Co.	325,040
48,100	@	Dana Holding Corp.	304,954
			1,323,456
		Banks: 4.5%
79,459		Bank Mutual Corp.	957,481
21,255		Bank of the Ozarks, Inc.	475,474
35,700		Colonial BancGroup, Inc.	225,624
31,400		FirstMerit Corp.	635,536
11,900		Hancock Holding Co.	583,695
32,300		Old National Bancorp.	562,989
17,700	@	Signature Bank	523,389
36,500		Susquehanna Bancshares, Inc.	583,270
6,000	@	SVB Financial Group	336,300
44,400	@	Texas Capital Bancshares, Inc.	693,084
			5,576,842
		Biotechnology: 2.3%
13,800	@	Bio-Rad Laboratories, Inc.	1,484,880
66,394	@	Human Genome Sciences, Inc.	491,980
9,000	@	OSI Pharmaceuticals, Inc.	454,500
39,100	@	RTI Biologics, Inc.	366,758
15,300	@	Vical, Inc.	49,113
			2,847,231
		Chemicals: 2.6%
29,200		Albemarle Corp.	1,160,408
15,100		Cytec Industries, Inc.	767,080
19,400		HB Fuller Co.	505,758
30,900		Hercules, Inc.	665,895
9,200		RPM International, Inc.	198,720
			3,297,861
		Commercial Services: 4.0%
24,100		Arbitron, Inc.	1,155,836
23,809	@	Dollar Financial Corp.	435,229
6,714	@	FTI Consulting, Inc.	492,808
49,300	@	Geo Group, Inc.	1,091,009
29,300	@	TrueBlue, Inc.	486,087
22,702		Watson Wyatt Worldwide, Inc.	1,330,110
			4,991,079
		Computers: 3.0%
26,100	@	CACI International, Inc.	1,321,965
87,500	@	Mentor Graphics Corp.	1,067,500
34,300	@	Micros Systems, Inc.	1,057,126
24,500	@, @@	Xyratex Ltd.	352,555
			3,799,146
		Distribution/Wholesale: 0.9%
1,800		Owens & Minor, Inc.	83,016
30,900	@	Tech Data Corp.	1,054,926
			1,137,942
		Diversified Financial Services: 1.9%
10,400	@	Affiliated Managers Group, Inc.	990,288
37,638		GFI Group, Inc.	436,601
40,836		OptionsXpress Holdings, Inc.	942,087
			2,368,976
		Electric: 2.3%
33,700		Cleco Corp.	849,577
23,200		Idacorp, Inc.	691,360
52,600		Portland General Electric Co.	1,347,610
			2,888,547
		Electrical Components & Equipment: 1.4%
30,500	@	Advanced Energy Industries, Inc.	491,965
51,800	@	Greatbatch, Inc.	1,264,956
			1,756,921

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 5.1%
13,000	@	Cymer, Inc.	$389,220
23,200	@	FEI Co.	628,256
18,200	@	NU Horizons Electronics Corp.	87,542
34,300	@	Orbotech Ltd.	370,440
35,000	@	Plexus Corp.	981,050
54,300		Technitrol, Inc.	858,483
18,900	@	Thomas & Betts Corp.	870,912
28,200	@	Varian, Inc.	1,401,822
28,700		Watts Water Technologies, Inc.	815,941
			6,403,666
		Environmental Control: 0.7%
25,500	@	Waste Connections, Inc.	925,905
			925,905
		Food: 1.1%
25,500		Flowers Foods, Inc.	674,220
11,100	@	Ralcorp Holdings, Inc.	681,540
			1,355,760
		Gas: 2.7%
25,200		New Jersey Resources Corp.	911,736
43,700		Vectren Corp.	1,212,238
38,100		WGL Holdings, Inc.	1,226,820
			3,350,794
		Hand/Machine Tools: 0.7%
19,300		Regal-Beloit Corp.	906,135
			906,135
		Healthcare - Products: 2.9%
8,500	@	Cepheid, Inc.	158,100
23,850	@	ev3, Inc.	291,209
48,000		Meridian Bioscience, Inc.	1,364,160
39,839	@	Micrus Endovascular Corp.	501,971
33,400	@, @@	Orthofix International NV	809,616
65,950	@	Spectranetics Corp.	530,238
			3,655,294
		Healthcare - Services: 2.4%
15,240	@	Magellan Health Services, Inc.	663,854
50,000	@	Nighthawk Radiology Holdings, Inc.	426,500
20,400	@	Psychiatric Solutions, Inc.	770,100
18,000		Universal Health Services, Inc.	1,112,040
			2,972,494
		Household Products/Wares: 0.3%
16,300	@	Jarden Corp.	418,421
			418,421
		Housewares: 0.2%
7,000		Toro Co.	286,090
			286,090
		Insurance: 4.9%
38,621	@@	Aspen Insurance Holdings Ltd.	1,046,629
23,600		Brown & Brown, Inc.	479,552
23,300		Delphi Financial Group	625,139
19,600		Hanover Insurance Group, Inc.	925,708
39,500		Horace Mann Educators Corp.	588,550
20,100	@@	Platinum Underwriters Holdings Ltd.	726,615
20,100	@	ProAssurance Corp.	1,083,390
15,000		Reinsurance Group of America	722,400
			6,197,983
		Investment Companies:0.4%
25,100		Apollo Investment Corp.	444,270
			444,270
		Machinery - Diversified: 2.4%
20,400	@	Gardner Denver, Inc.	920,856
12,600		Nordson Corp.	675,738
15,003		Tennant Co.	467,343
15,600		Wabtec Corp.	921,492
			2,985,429
		Media: 0.3%
52,203		Entercom Communications Corp.	318,960
			318,960
		Metal Fabricate/Hardware: 0.6%
24,400		Commercial Metals Co.	635,132
4,500	@	Ladish Co., Inc.	119,970
			755,102
		Mining: 0.2%
7,300	@	RTI International Metals, Inc.	246,813
			246,813
		Miscellaneous Manufacturing: 0.7%
35,300		Barnes Group, Inc.	851,436
			851,436
		Oil & Gas: 3.6%
12,500	@	Bill Barrett Corp.	492,250
20,902	@	Carrizo Oil & Gas, Inc.	1,037,575
41,243	@	EXCO Resources, Inc.	1,092,115
15,900	@	McMoRan Exploration Co.	434,865

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
45,500	@	Parallel Petroleum Corp.	$602,420
12,100	@	Unit Corp.	819,533
			4,478,758
		Oil & Gas Services: 3.5%
43,300	@	Cal Dive International, Inc.	500,115
8,600		Core Laboratories NV	1,067,604
15,600	@	Dril-Quip, Inc.	858,156
81,100	@	Global Industries Ltd.	784,237
53,400	@	Tetra Technologies, Inc.	1,182,276
			4,392,388
		Packaging & Containers: 2.5%
25,400	@	Crown Holdings, Inc.	704,596
44,629	@	Pactiv Corp.	1,199,181
24,500		Silgan Holdings, Inc.	1,282,330
			3,186,107
		Pharmaceuticals: 3.4%
68,000	@	Akorn, Inc.	329,800
14,700	@	BioMarin Pharmaceuticals, Inc.	443,058
41,009	@	KV Pharmaceutical Co.	924,753
39,400	@	Mylan Laboratories	507,866
20,200		Omnicare, Inc.	651,450
8,900	@	Onyx Pharmaceuticals, Inc.	363,743
11,000	@	Savient Pharmaceuticals, Inc.	250,030
7,200	@	United Therapeutics Corp.	764,136
			4,234,836
		Retail: 5.3%
26,596	@	Gymboree Corp.	1,043,893
43,200	@	Jack in the Box, Inc.	1,025,136
42,730	@	Jo-Ann Stores, Inc.	1,066,968
23,134	@	JoS. A Bank Clothiers, Inc.	601,253
6,800		Longs Drug Stores Corp.	487,220
36,400	@	Papa John’s International, Inc.	1,016,288
22,000		Regis Corp.	604,120
52,850		Stage Stores, Inc.	841,372
			6,686,250
		Savings & Loans: 2.0%
55,605		First Niagara Financial Group, Inc.	831,851
63,944		NewAlliance Bancshares, Inc.	876,672
78,413		Westfield Financial, Inc.	801,381
			2,509,904
		Semiconductors: 4.9%
38,500	@	DSP Group, Inc.	298,375
64,000	@	Emulex Corp.	858,880
120,800	@	Entegris, Inc.	744,128
41,000	@	Fairchild Semiconductor International, Inc.	514,140
44,800	@	Formfactor, Inc.	859,712
34,700		Micrel, Inc.	319,587
24,800	@	MKS Instruments, Inc.	558,992
98,600	@	ON Semiconductor Corp.	933,742
57,106	@, @@	Verigy Ltd.	1,054,748
			6,142,304
		Software: 4.1%
21,900	@	Ansys, Inc.	971,265
88,900	@	Epicor Software Corp.	758,317
48,100	@	Informatica Corp.	811,447
34,700	@	JDA Software Group, Inc.	632,581
18,987	@	MSCI, Inc. - Class A	566,762
14,800	@	Parametric Technology Corp.	297,184
25,100	@	Progress Software Corp.	733,171
26,250	@	THQ, Inc.	402,150
			5,172,877
		Telecommunications: 3.9%
60,300	@	ADC Telecommunications, Inc.	618,075
86,700		Alaska Communications Systems Group, Inc.	912,084
19,700	@	CommScope, Inc.	964,709
40,900	@	Foundry Networks, Inc.	752,151
15,300		Otelco, Inc.	247,095
42,345	@	RCN Corp.	586,902
22,900	@	SBA Communications Corp.	799,897
			4,880,913
		Transportation: 1.9%
3,300	@	Atlas Air Worldwide Holdings, Inc.	190,542
18,500		General Maritime Corp.	456,950
49,300		Heartland Express, Inc.	814,436
30,502		Horizon Lines, Inc.	395,916
14,000	@	HUB Group, Inc.	559,160
			2,417,004
		Total Common Stock (Cost $111,897,392)	110,433,154

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2008 (Unaudited) (continued)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 4.1%
	Apartments: 0.7%
16,149	Home Properties, Inc.	$851,860
		851,860
	Diversified: 0.6%
49,600	Lexington Corporate Properties Trust	739,536
		739,536
	Health Care: 0.6%
34,400	Senior Housing Properties Trust	745,792
		745,792
	Hotels: 0.5%
24,300	LaSalle Hotel Properties	633,501
		633,501
	Mortgage: 0.4%
23,316	Hatteras Financial Corp.	577,071
		577,071
	Office Property: 0.8%
36,460	BioMed Realty Trust, Inc.	976,399
		976,399
	Warehouse/Industrial: 0.5%
86,087	DCT Industrial Trust, Inc.	642,209
		642,209
	Total Real Estate Investment Trusts (Cost $5,694,044)	5,166,368
EXCHANGE-TRADED FUNDS: 4.0%
	Exchange-Traded Funds: 4.0%
68,275	iShares Russell 2000 Index Fund	5,035,281
	Total Exchange-Traded Funds (Cost $4,891,495)	5,035,281
	Total Long-Term Investments (Cost $122,482,931)	120,634,803
SHORT-TERM INVESTMENTS: 3.0%
	Affiliated Mutual Fund: 2.7%
3,400,000	ING Institutional Prime Money Market Fund	3,400,000
	Total Mutual Fund (Cost $3,400,000)	3,400,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$370,000		Deutsche Bank Repurchase Agreement dated 08/29/08, 2.100%, due 09/02/08, $370,086 to be received upon repurchase (Collateralized by $385,000 Federal Home Loan Bank, Discount Note, Market Value $377,878, due 04/20/09)		$370,000
		Total Repurchase Agreement (Cost $370,000)		370,000
		Total Short-Term Investments (Cost $3,770,000)		3,770,000
		Total Investments in Securities (Cost $126,252,931)*	99.2%	$124,404,803
		Other Assets and Liabilities — Net	0.8	987,908
		Net Assets	100.0%	$125,392,711

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $126,498,404.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,114,837
		Gross Unrealized Depreciation		(9,208,438)
		Net Unrealized Depreciation		$(2,093,601)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$102,139,536	$—
Level 2- Other Significant Observable Inputs	22,265,267	—
Level 3- Significant Unobservable Inputs	—	—
Total	$124,404,803	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 94.3%
340,293		ING Index Plus International Equity Fund - Class I		$3,174,933
164,840		ING Index Plus LargeCap Fund - Class I		2,507,209
71,552		ING Index Plus MidCap Fund - Class I		988,134
1,730,983		ING Intermediate Bond Fund - Class I		16,721,298
210,735		ING Real Estate Fund - Class I		3,154,710
71,663		ING Index Plus SmallCap Fund - Class I		1,036,246
320,028		ING Tactical Asset Allocation Fund - Class I		3,033,868
		Total Affiliated Investment Companies
		(Cost $32,465,063)		30,616,398
SHORT-TERM INVESTMENTS: 5.3%
		Affiliated Mutual Fund: 5.3%
1,727,164		ING Institutional Prime Money Market Fund		1,727,164
		Total Short-Term Investments
		(Cost $1,727,164)		1,727,164

		Total Investments in Securities
		(Cost $34,192,227)*	99.6%	$32,343,562
		Other Assets and Liabilities — Net	0.4	138,739
		Net Assets	100.0%	$32,482,301

	*	Cost for federal income tax purposes is $34,254,329.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,528
		Gross Unrealized Depreciation		(1,933,295)
		Net Unrealized Depreciation		$(1,910,767)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,343,562	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$32,343,562	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 97.8%
1,477,225		ING Index Plus International Equity Fund - Class I		$13,782,513
826,351		ING Index Plus LargeCap Fund - Class I		12,568,796
409,931		ING Index Plus MidCap Fund - Class I		5,661,152
858,287		ING Intermediate Bond Fund - Class I		8,291,049
241,762		ING Real Estate Fund - Class I		3,619,172
410,339		ING Index Plus SmallCap Fund - Class I		5,933,500
916,945		ING Tactical Asset Allocation Fund - Class I		8,692,636
		Total Affiliated Investment Companies
		(Cost $62,938,342)		58,548,818
SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 2.2%
1,317,860		ING Institutional Prime Money Market Fund		1,317,860
		Total Short-Term Investments
		(Cost $1,317,860)		1,317,860
		Total Investments in Securities
		(Cost $64,256,202)*	100.0%	$59,866,678
		Other Assets and Liabilities — Net	(0.0)	(16,400)
		Net Assets	100.0%	$59,850,278

	*	Cost for federal income tax purposes is $64,325,254.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$55,949
		Gross Unrealized Depreciation		(4,514,525)
		Net Unrealized Depreciation		$(4,458,576)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$59,866,678	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$59,866,678	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 96.5%
1,267,885		ING Index Plus International Equity Fund - Class I		$11,829,364
562,263		ING Index Plus LargeCap Fund - Class I		8,552,013
323,950		ING Index Plus MidCap Fund - Class I		4,473,755
2,516,730		ING Intermediate Bond Fund - Class I		24,311,610
384,949		ING Real Estate Fund - Class I		5,762,691
324,913		ING Index Plus SmallCap Fund - Class I		4,698,244
1,092,807		ING Tactical Asset Allocation Fund - Class I		10,359,806
		Total Affiliated Investment Companies (Cost $74,703,237)		69,987,483
SHORT-TERM INVESTMENTS: 3.3%
		Affiliated Mutual Fund: 3.3%
2,352,068		ING Institutional Prime Money Market Fund		2,352,068
		Total Short-Term Investments (Cost $2,352,068)		2,352,068
		Total Investments in Securities (Cost $77,055,305)*	99.8%	$72,339,551
		Other Assets and Liabilities — Net	0.2	160,616
		Net Assets	100.0%	$72,500,167
	*	Cost for federal income tax purposes is $77,392,738.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$98,410
		Gross Unrealized Depreciation		(5,151,597)
		Net Unrealized Depreciation		$(5,053,187)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$72,339,551	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$72,339,551	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.0%
		Advertising: 0.1%
4,000	@	Interpublic Group of Cos., Inc.	$37,600
2,640	S	Omnicom Group	111,910
			149,510
		Aerospace/Defense: 2.2%
6,420	S	Boeing Co.	420,895
3,280		General Dynamics Corp.	302,744
1,160		Goodrich Corp.	59,450
1,120	S	L-3 Communications Holdings, Inc.	116,413
2,780	S	Lockheed Martin Corp.	323,703
2,750	S	Northrop Grumman Corp.	189,338
3,580	S	Raytheon Co.	214,764
1,480		Rockwell Collins, Inc.	77,833
8,220	S	United Technologies Corp.	539,150
			2,244,290
		Agriculture: 1.7%
17,600		Altria Group, Inc.	370,128
5,580	S	Archer-Daniels-Midland Co.	142,067
1,607		Lorillard, Inc.	116,090
17,700	S	Philip Morris International, Inc.	950,490
1,560		Reynolds American, Inc.	82,649
1,360		UST, Inc.	72,882
			1,734,306
		Airlines: 0.1%
6,220		Southwest Airlines Co.	94,731
			94,731
		Apparel: 0.4%
2,820	@	Coach, Inc.	81,752
740		Jones Apparel Group, Inc.	14,696
3,160	S	Nike, Inc.	191,528
540	S	Polo Ralph Lauren Corp.	40,975
840		VF Corp.	66,570
			395,521
		Auto Manufacturers: 0.3%
19,060	@, S	Ford Motor Co.	85,008
4,840		General Motors Corp.	48,400
2,960	S	Paccar, Inc.	127,458
			260,866
		Auto Parts & Equipment: 0.2%
2,100	@, S	Goodyear Tire & Rubber Co.	41,181
5,060		Johnson Controls, Inc.	156,455
			197,636
		Banks: 4.4%
38,636	S	Bank of America Corp.	1,203,125
9,680	S	Bank of New York Mellon Corp.	335,025
4,640	S	BB&T Corp.	139,200
3,060		Capital One Financial Corp.	135,068
1,360	S	Comerica, Inc.	38,202
4,920	S	Fifth Third Bancorp.	77,638
1,660		First Horizon National Corp.	18,642
3,060		Huntington Bancshares, Inc.	22,399
4,080		Keycorp.	49,001
670	S	M&T Bank Corp.	47,798
2,220	S	Marshall & Ilsley Corp.	34,188
6,480	S	National City Corp.	32,659
1,750	S	Northern Trust Corp.	140,683
2,870	S	PNC Financial Services Group, Inc.	206,497
5,800	S	Regions Financial Corp.	53,766
3,560	S	State Street Corp.	240,905
2,860		SunTrust Bank	119,805
14,740	S	US Bancorp.	469,616
17,940	S	Wachovia Corp.	285,067
28,000	S	Wells Fargo & Co.	847,560
940		Zions Bancorp.	25,230
			4,522,074
		Beverages: 2.4%
6,100		Anheuser-Busch Cos., Inc.	413,946
740		Brown-Forman Corp.	53,287
16,860	S	Coca-Cola Co.	877,900
2,320	S	Coca-Cola Enterprises, Inc.	39,602
1,780	@	Constellation Brands, Inc.	37,576
1,260		Molson Coors Brewing Co.	60,039
1,260	S	Pepsi Bottling Group, Inc.	37,271
13,380	S	PepsiCo, Inc.	916,262
			2,435,883

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Biotechnology: 1.5%
9,260	@	Amgen, Inc.	$581,991
2,320	@	Biogen Idec, Inc.	118,158
3,680	@	Celgene Corp.	255,024
2,220	@, S	Genzyme Corp.	173,826
7,800	@	Gilead Sciences, Inc.	410,904
530	@, S	Millipore Corp.	39,755
			1,579,658
		Building Materials: 0.1%
2,960		Masco Corp.	56,418
			56,418
		Chemicals: 2.0%
1,860		Air Products & Chemicals, Inc.	170,841
510	S	Ashland, Inc.	20,874
500		CF Industries Holdings, Inc.	76,200
7,800		Dow Chemical Co.	266,214
740		Eastman Chemical Co.	44,637
1,580		Ecolab, Inc.	72,269
7,580	S	EI Du Pont de Nemours & Co.	336,855
1,040		Hercules, Inc.	22,412
740		International Flavors & Fragrances, Inc.	29,755
4,640	S	Monsanto Co.	530,120
1,480		PPG Industries, Inc.	93,033
2,540	S	Praxair, Inc.	228,194
1,160	S	Rohm & Haas Co.	87,058
940		Sherwin-Williams Co.	55,037
1,160		Sigma-Aldrich Corp.	65,842
			2,099,341
		Coal: 0.3%
1,670		Consol Energy, Inc.	113,076
700	S	Massey Energy Co.	46,172
2,220		Peabody Energy Corp.	139,749
			298,997
		Commercial Services: 1.2%
1,260	@	Apollo Group, Inc. - Class A	80,237
4,420	S	Automatic Data Processing, Inc.	196,160
1,160	@	Convergys Corp.	17,110
1,160		Equifax, Inc.	40,983
2,640		H&R Block, Inc.	67,426
700	S	Mastercard, Inc.	169,785
2,350	S	McKesson Corp.	135,783
1,160	@	Monster Worldwide, Inc.	22,666
1,880	S	Moody’s Corp.	76,441
2,640		Paychex, Inc.	89,971
1,460	S	Robert Half International, Inc.	37,376
1,900		RR Donnelley & Sons Co.	52,972
1,780	S	Total System Services, Inc.	35,458
6,320	S	Western Union Co.	174,558
			1,196,926
		Computers: 4.5%
840	@	Affiliated Computer Services, Inc.	44,722
7,380	@, S	Apple, Inc.	1,251,131
2,340	@, S	Cognizant Technology Solutions Corp.	68,609
1,380	@	Computer Sciences Corp.	64,901
17,060	@, S	Dell, Inc.	370,714
17,400	@	EMC Corp.	265,872
20,860	S	Hewlett-Packard Co.	978,751
11,600	S	International Business Machines Corp.	1,412,068
840	@	Lexmark International, Inc.	30,215
2,840	@	NetApp, Inc.	72,363
1,900	@, S	Sandisk Corp.	27,474
6,640	@	Sun Microsystems, Inc.	59,760
1,580	@, S	Teradata Corp.	38,821
2,960	@, S	Unisys Corp.	12,106
			4,697,507
		Cosmetics/Personal Care: 2.2%
3,580	S	Avon Products, Inc.	153,331
4,320		Colgate-Palmolive Co.	328,450
1,040		Estee Lauder Cos., Inc.	51,761
25,720	S	Procter & Gamble Co.	1,794,484
			2,328,026
		Distribution/Wholesale: 0.1%
1,480	S	Genuine Parts Co.	62,782
620	S	WW Grainger, Inc.	55,819
			118,601
		Diversified Financial Services: 5.0%
9,700	S	American Express Co.	384,896
1,900	S	Ameriprise Financial, Inc.	85,405
7,800	S	Charles Schwab Corp.	187,122
2,380		CIT Group, Inc.	24,538
46,020	S	Citigroup, Inc.	873,920
590	S	CME Group, Inc.	197,874

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
4,000		Discover Financial Services	$65,800
4,000	@, S	E*Trade Financial Corp.	12,800
5,580		Federal Home Loan Mortgage Corporation	25,166
9,020		Federal National Mortgage Association	61,697
740	S	Federated Investors, Inc.	24,746
1,440	S	Franklin Resources, Inc.	150,480
3,260	S	Goldman Sachs Group, Inc.	534,542
640	@	IntercontinentalExchange, Inc.	56,339
3,500		Invesco Ltd.	89,705
1,360		Janus Capital Group, Inc.	36,679
29,234	S	JPMorgan Chase & Co.	1,125,217
1,230		Legg Mason, Inc.	54,772
5,820		Lehman Brothers Holdings, Inc.	93,644
13,020	S	Merrill Lynch & Co., Inc.	369,117
9,480	S	Morgan Stanley	387,068
2,220		NYSE Euronext	90,110
3,900	@	SLM Corp.	64,389
2,220	S	T. Rowe Price Group, Inc.	131,779
			5,127,805
		Electric: 3.1%
5,680	@, S	AES Corp.	86,677
1,530		Allegheny Energy, Inc.	69,355
1,900		Ameren Corp.	79,534
3,380	S	American Electric Power Co., Inc.	131,955
2,640		Centerpoint Energy, Inc.	41,923
1,900		CMS Energy Corp.	25,783
2,320		Consolidated Edison, Inc.	94,888
1,630	S	Constellation Energy Group, Inc.	108,737
4,940	S	Dominion Resources, Inc.	215,038
1,480		DTE Energy Co.	62,397
10,740	S	Duke Energy Corp.	187,306
4,220	@, S	Dynegy, Inc. - Class A	25,151
2,680		Edison International	123,066
1,750		Entergy Corp.	180,933
5,680	S	Exelon Corp.	431,453
2,440	S	FirstEnergy Corp.	177,242
3,380	S	FPL Group, Inc.	203,003
740		Integrys Energy Group, Inc.	38,680
1,780	S	Pepco Holdings, Inc.	45,123
2,960		PG&E Corp.	122,337
940	S	Pinnacle West Capital Corp.	33,079
3,060	S	PPL Corp.	133,936
2,220	S	Progress Energy, Inc.	96,970
4,320	S	Public Service Enterprise Group, Inc.	176,126
6,520	S	Southern Co.	244,565
1,900	S	TECO Energy, Inc.	33,896
3,580		Xcel Energy, Inc.	73,426
			3,242,579
		Electrical Components & Equipment: 0.3%
6,640		Emerson Electric Co.	310,752
1,260	S	Molex, Inc.	30,391
			341,143
		Electronics: 0.6%
2,940	@	Agilent Technologies, Inc.	102,194
1,480		Applied Biosystems, Inc.	54,005
1,880	S	Jabil Circuit, Inc.	31,697
1,060	S	PerkinElmer, Inc.	30,115
3,480	@, S	Thermo Electron Corp.	210,749
4,000	@@, S	Tyco Electronics Ltd.	131,640
940	@	Waters Corp.	64,155
			624,555
		Engineering & Construction: 0.2%
1,680		Fluor Corp.	134,618
1,110	@	Jacobs Engineering Group, Inc.	81,940
			216,558
		Entertainment: 0.1%
2,540	S	International Game Technology	54,432
			54,432
		Environmental Control: 0.2%
2,740	@	Allied Waste Industries, Inc.	36,826
4,120	S	Waste Management, Inc.	144,942
			181,768
		Food: 1.8%
1,900		Campbell Soup Co.	69,939
3,800	S	ConAgra Foods, Inc.	80,826
1,360	@	Dean Foods Co.	34,231
2,740	S	General Mills, Inc.	181,333
1,480		Hershey Co.	53,413
2,580	S	HJ Heinz Co.	129,826
2,220	S	Kellogg Co.	120,857
12,860	S	Kraft Foods, Inc.	405,219
5,680	S	Kroger Co.	156,882

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
1,160	S	McCormick & Co., Inc.	$46,922
3,680		Safeway, Inc.	96,931
5,900		Sara Lee Corp.	79,650
1,900	S	Supervalu, Inc.	44,061
5,160	S	Sysco Corp.	164,243
2,320	S	Tyson Foods, Inc.	33,686
1,260	S	Whole Foods Market, Inc.	23,071
1,910	S	WM Wrigley Jr. Co.	151,807
			1,872,897
		Forest Products & Paper: 0.2%
3,580		International Paper Co.	96,839
1,580		MeadWestvaco Corp.	41,838
1,920		Weyerhaeuser Co.	106,541
			245,218
		Gas: 0.2%
420		Nicor, Inc.	19,274
2,320		NiSource, Inc.	38,234
2,120	S	Sempra Energy	122,790
			180,298
		Hand/Machine Tools: 0.1%
520		Black & Decker Corp.	32,890
530		Snap-On, Inc.	30,221
740	S	Stanley Works	35,483
			98,594
		Healthcare - Products: 3.8%
5,380		Baxter International, Inc.	364,549
2,100		Becton Dickinson & Co.	183,498
11,480	@, S	Boston Scientific Corp.	144,189
4,220	@@, S	Covidien Ltd.	228,175
940		CR Bard, Inc.	87,843
1,460	@	Hospira, Inc.	58,926
350	@	Intuitive Surgical, Inc.	103,345
23,920	S	Johnson & Johnson	1,684,686
9,480	S	Medtronic, Inc.	517,608
1,160	@	Patterson Cos., Inc.	37,746
2,740	@, S	St. Jude Medical, Inc.	125,574
2,100	S	Stryker Corp.	141,099
1,160	@, S	Varian Medical Systems, Inc.	73,266
1,900	@	Zimmer Holdings, Inc.	137,541
			3,888,045
		Healthcare - Services: 1.1%
4,120	S	Aetna, Inc.	177,737
2,320	S	Cigna Corp.	97,162
1,360	@	Coventry Health Care, Inc.	47,627
1,000	@	DaVita, Inc.	57,390
1,560	@	Humana, Inc.	72,384
1,040	@, S	Laboratory Corp. of America Holdings	76,076
1,460		Quest Diagnostics	78,913
4,000	@, S	Tenet Healthcare Corp.	24,120
10,440	S	UnitedHealth Group, Inc.	317,898
4,440	@, S	WellPoint, Inc.	234,388
			1,183,695
		Holding Companies - Diversified: 0.1%
1,650		Leucadia National Corp.	76,379
			76,379
		Home Builders: 0.1%
1,160		Centex Corp.	18,815
2,320	S	D.R. Horton, Inc.	28,907
740		KB Home	15,392
1,260		Lennar Corp.	16,569
1,900	S	Pulte Homes, Inc.	27,569
			107,252
		Home Furnishings: 0.1%
520		Harman International Industries, Inc.	17,696
660		Whirlpool Corp.	53,698
			71,394
		Household Products/Wares: 0.4%
940		Avery Dennison Corp.	45,346
1,260		Clorox Co.	74,466
1,360		Fortune Brands, Inc.	79,995
3,480	S	Kimberly-Clark Corp.	214,646
			414,453
		Housewares: 0.0%
2,320		Newell Rubbermaid, Inc.	41,992
			41,992
		Insurance: 3.1%
4,000	S	Aflac, Inc.	226,800
4,740		Allstate Corp.	213,916
22,780		American International Group, Inc.	489,542
2,390		AON Corp.	113,501
840		Assurant, Inc.	49,081
3,060	S	Chubb Corp.	146,911

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,480		Cincinnati Financial Corp.	$43,867
3,580		Genworth Financial, Inc.	57,459
2,540	S	Hartford Financial Services Group, Inc.	160,223
2,220	S	Lincoln National Corp.	112,687
3,026		Loews Corp.	131,419
4,320	S	Marsh & McLennan Cos., Inc.	137,938
1,900		MBIA, Inc.	30,818
5,900	S	Metlife, Inc.	319,780
1,160	S	MGIC Investment Corp.	9,756
2,220	S	Principal Financial Group, Inc.	101,654
5,700	S	Progressive Corp.	105,279
3,700	S	Prudential Financial, Inc.	272,727
840		Safeco Corp.	56,784
840	S	Torchmark Corp.	50,182
5,160	S	Travelers Cos., Inc.	227,866
2,840	S	UnumProvident Corp.	72,164
2,680	@@	XL Capital Ltd.	53,868
			3,184,222
		Internet: 1.8%
1,480	@	Akamai Technologies, Inc.	33,892
2,540	@	Amazon.com, Inc.	205,257
9,380	@, S	eBay, Inc.	233,843
1,900	@	Expedia, Inc.	33,554
1,970	@	Google, Inc. - Class A	912,681
7,060	@, S	Symantec Corp.	157,509
1,780	@	VeriSign, Inc.	56,907
11,680	@, S	Yahoo!, Inc.	226,358
			1,860,001
		Investment Companies: 0.0%
1,880		American Capital Ltd.	40,871
			40,871
		Iron/Steel: 0.4%
1,100	S	AK Steel Holding Corp.	57,871
940		Allegheny Technologies, Inc.	46,060
2,520	S	Nucor Corp.	132,300
1,110	S	United States Steel Corp.	147,708
			383,939
		Leisure Time: 0.2%
3,680	S	Carnival Corp.	136,381
1,900	S	Harley-Davidson, Inc.	75,582
			211,963
		Lodging: 0.2%
2,420		Marriott International, Inc.	68,268
1,720		Starwood Hotels & Resorts Worldwide, Inc.	62,350
1,580		Wyndham Worldwide Corp.	30,462
			161,080
		Machinery - Construction & Mining: 0.4%
5,280	S	Caterpillar, Inc.	373,454
940	@	Terex Corp.	47,273
			420,727
		Machinery - Diversified: 0.4%
1,850		Cummins, Inc.	120,546
3,580		Deere & Co.	252,641
1,190	S	Manitowoc Co., Inc.	29,964
1,360	S	Rockwell Automation, Inc.	64,206
			467,357
		Media: 2.4%
5,800		CBS Corp. - Class B	93,844
25,180	S	Comcast Corp. – Class A	533,312
5,900	@, S	DIRECTV Group, Inc.	166,439
1,900		Gannett Co., Inc.	33,801
2,640	S	McGraw-Hill Cos., Inc.	113,098
320		Meredith Corp.	9,082
1,260		New York Times Co.	16,367
19,580	S	News Corp. - Class A	277,253
800	S	Scripps Networks Interactive - Class A	33,232
30,220		Time Warner, Inc.	494,701
5,480	@	Viacom - Class B	161,550
16,200	S	Walt Disney Co.	524,070
40		Washington Post	23,860
			2,480,609
		Metal Fabricate/Hardware: 0.1%
1,260		Precision Castparts Corp.	130,108
			130,108
		Mining: 0.7%
6,840		Alcoa, Inc.	219,769
3,220	S	Freeport-McMoRan Copper & Gold, Inc.	287,610
3,800	S	Newmont Mining Corp.	171,380
840	S	Titanium Metals Corp.	12,104
1,040	S	Vulcan Materials Co.	77,834
			768,697

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 4.3%
5,900	S	3M Co.	$422,440
1,580		Cooper Industries Ltd.	75,271
2,200		Danaher Corp.	179,454
1,760		Dover Corp.	86,909
2,320	S	Eastman Kodak Co.	37,561
1,460	S	Eaton Corp.	106,843
84,460	S	General Electric Co.	2,373,326
6,320		Honeywell International, Inc.	317,074
3,280	S	Illinois Tool Works, Inc.	162,721
2,629	@@	Ingersoll-Rand Co.	97,089
1,600	S	ITT Corp.	102,000
1,480		Leggett & Platt, Inc.	33,019
1,060	S	Pall Corp.	43,047
1,540	S	Parker Hannifin Corp.	98,668
2,200		Textron, Inc.	90,420
4,100	@@	Tyco International Ltd.	175,808
			4,401,650
		Office/Business Equipment: 0.2%
1,900		Pitney Bowes, Inc.	64,885
7,500		Xerox Corp.	104,475
			169,360
		Oil & Gas: 9.9%
3,900		Anadarko Petroleum Corp.	240,747
2,740	S	Apache Corp.	313,401
900		Cabot Oil & Gas Corp.	39,996
4,100	S	Chesapeake Energy Corp.	198,440
17,380		Chevron Corp.	1,500,242
13,060	S	ConocoPhillips	1,077,581
3,700		Devon Energy Corp.	377,585
1,260		ENSCO International, Inc.	85,403
2,200		EOG Resources, Inc.	229,724
44,680	S	ExxonMobil Corp.	3,574,847
2,320	S	Hess Corp.	242,927
5,900	S	Marathon Oil Corp.	265,913
1,730	S	Murphy Oil Corp.	135,857
2,320	@, @@	Nabors Industries Ltd.	82,592
2,220	S	Noble Corp.	111,644
1,570	S	Noble Energy, Inc.	112,616
6,960	S	Occidental Petroleum Corp.	552,346
1,580		Questar Corp.	81,986
1,360		Range Resources Corp.	63,131
1,040	S	Rowan Cos., Inc.	38,418
2,800	@, S	Southwestern Energy Co.	107,436
1,060	S	Sunoco, Inc.	47,043
1,260		Tesoro Petroleum Corp.	23,373
2,540	@, S	Transocean, Inc.	323,088
4,520	S	Valero Energy Corp.	157,115
4,320		XTO Energy, Inc.	217,771
			10,201,222
		Oil & Gas Services: 2.1%
2,540		Baker Hughes, Inc.	203,225
2,320		BJ Services Co.	62,292
1,900	@	Cameron International Corp.	88,521
7,280	S	Halliburton Co.	319,883
3,460	@, S	National Oilwell Varco, Inc.	255,106
10,020	S	Schlumberger Ltd.	944,084
1,840		Smith International, Inc.	128,248
5,720	@	Weatherford International Ltd.	220,678
			2,222,037
		Packaging & Containers: 0.1%
840		Ball Corp.	38,573
940		Bemis Co.	26,245
1,160	@, S	Pactiv Corp.	31,169
1,480	S	Sealed Air Corp.	35,860
			131,847
		Pharmaceuticals: 4.8%
13,060	S	Abbott Laboratories	750,036
2,500	S	Allergan, Inc.	139,675
1,480		AmerisourceBergen Corp.	60,695
940	@	Barr Pharmaceuticals, Inc.	63,488
16,740	S	Bristol-Myers Squibb Co.	357,232
2,960	S	Cardinal Health, Inc.	162,741
8,320	S	Eli Lilly & Co.	388,128
2,200	@, S	Express Scripts, Inc.	161,502
2,440	@	Forest Laboratories, Inc.	87,084
2,100	@, S	King Pharmaceuticals, Inc.	24,024
4,320	@, S	Medco Health Solutions, Inc.	202,392
18,020	S	Merck & Co., Inc.	642,773
2,440	@, S	Mylan Laboratories	31,452
57,300	S	Pfizer, Inc.	1,095,003
13,600	S	Schering-Plough Corp.	263,840
940	@, S	Watson Pharmaceuticals, Inc.	28,491

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
11,380	S	Wyeth	$492,526
			4,951,082
		Pipelines: 0.4%
5,900		El Paso Corp.	98,884
5,480	S	Spectra Energy Corp.	145,001
4,960	S	Williams Cos., Inc.	153,214
			397,099
		Real Estate: 0.0%
1,580	@	CB Richard Ellis Group, Inc.	20,651
			20,651
		Retail: 5.2%
740		Abercrombie & Fitch Co.	38,813
1,260	@	Autonation, Inc.	14,301
420	@	Autozone, Inc.	57,637
2,220	@, S	Bed Bath & Beyond, Inc.	68,065
2,860		Best Buy Co., Inc.	128,042
740	@	Big Lots, Inc.	21,882
3,580		Costco Wholesale Corp.	240,075
12,020	S	CVS Caremark Corp.	439,932
1,260	S	Darden Restaurants, Inc.	36,905
520	S	Dillard’s, Inc.	6,640
1,260		Family Dollar Stores, Inc.	31,399
1,460	@, S	GameStop Corp.	64,050
3,800		Gap, Inc.	73,910
14,420	S	Home Depot, Inc.	391,070
1,930		JC Penney Co., Inc.	75,212
2,440	@	Kohl’s Corp.	119,975
2,440		Limited Brands, Inc.	50,752
840		Liz Claiborne, Inc.	13,616
12,320	S	Lowe’s Cos., Inc.	303,565
3,480		Macy’s, Inc.	72,454
9,600	S	McDonald’s Corp.	595,200
1,640	S	Nordstrom, Inc.	51,004
2,320	@, S	Office Depot, Inc.	16,333
1,160	S	RadioShack Corp.	22,052
640	@, S	Sears Holding Corp.	58,848
5,900	S	Staples, Inc.	142,780
6,220	@	Starbucks Corp.	96,783
6,660	S	Target Corp.	353,113
1,160	S	Tiffany & Co.	51,237
3,580	S	TJX Cos., Inc.	129,739
8,420	S	Walgreen Co.	306,741
19,820	S	Wal-Mart Stores, Inc.	1,170,767
840		Wendy’s International, Inc.	20,387
4,000	S	Yum! Brands, Inc.	142,720
			5,405,999
		Savings & Loans: 0.2%
4,420		Hudson City Bancorp., Inc.	81,505
4,060		Sovereign Bancorp., Inc.	39,220
12,680	S	Washington Mutual, Inc.	51,354
			172,079
		Semiconductors: 2.3%
5,160	@	Advanced Micro Devices, Inc.	32,456
2,440		Altera Corp.	55,242
2,290		Analog Devices, Inc.	64,028
11,480	S	Applied Materials, Inc.	205,722
3,800	@	Broadcom Corp.	91,428
48,380	S	Intel Corp.	1,106,451
1,560		KLA-Tencor Corp.	57,814
1,900		Linear Technology Corp.	62,016
5,480	@, S	LSI Logic Corp.	36,442
1,900	@	MEMC Electronic Materials, Inc.	93,271
1,680	S	Microchip Technology, Inc.	53,777
6,520	@, S	Micron Technology, Inc.	27,645
1,900		National Semiconductor Corp.	40,717
940	@, S	Novellus Systems, Inc.	21,310
4,740	@	Nvidia Corp.	59,914
1,160	@, S	QLogic Corp.	21,669
1,580	@, S	Teradyne, Inc.	14,741
11,260	S	Texas Instruments, Inc.	275,983
2,320	S	Xilinx, Inc.	60,274
			2,380,900
		Software: 3.3%
4,540	@, S	Adobe Systems, Inc.	194,448
1,900	@	Autodesk, Inc.	67,507
1,780	@	BMC Software, Inc.	57,957
3,260		CA, Inc.	77,947
1,680	@, S	Citrix Systems, Inc.	50,854
2,220	@	Compuware Corp.	25,375
2,600	@, S	Electronic Arts, Inc.	126,906
1,580		Fidelity National Information Services, Inc.	34,523
1,480	@, S	Fiserv, Inc.	76,753

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
1,680		IMS Health, Inc.	$37,330
2,640	@	Intuit, Inc.	79,385
67,820	S	Microsoft Corp.	1,850,791
2,860	@, S	Novell, Inc.	18,390
33,500	@, S	Oracle Corp.	734,655
			3,432,821
		Telecommunications: 5.4%
3,280	@	American Tower Corp.	135,562
50,280	S	AT&T, Inc.	1,608,457
940		CenturyTel, Inc.	36,312
840	@, S	Ciena Corp.	14,599
49,940	@, S	Cisco Systems, Inc.	1,201,057
13,280	S	Corning, Inc.	272,771
1,360		Embarq Corp.	64,138
2,640		Frontier Communications Corp.	33,185
1,900	@, S	JDS Uniphase Corp.	19,304
4,420	@	Juniper Networks, Inc.	113,594
19,160	S	Motorola, Inc.	180,487
13,580	S	Qualcomm, Inc.	714,987
12,860	S	Qwest Communications International, Inc.	48,611
24,220	S	Sprint Nextel Corp.	211,198
3,280	@, S	Tellabs, Inc.	17,089
24,220	S	Verizon Communications, Inc.	850,606
3,800		Windstream Corp.	47,196
			5,569,153
		Textiles: 0.0%
1,160		Cintas Corp.	35,728
			35,728
		Toys/Games/Hobbies: 0.1%
1,260	S	Hasbro, Inc.	47,124
2,960		Mattel, Inc.	57,217
			104,341
		Transportation: 1.9%
2,310	S	Burlington Northern Santa Fe Corp.	248,094
1,570		CH Robinson Worldwide, Inc.	81,813
3,380	S	CSX Corp.	218,618
1,900		Expeditors International Washington, Inc.	68,571
2,540	S	FedEx Corp.	210,363
3,080	S	Norfolk Southern Corp.	226,472
550	S	Ryder System, Inc.	35,486
4,340	S	Union Pacific Corp.	364,126
8,640	S	United Parcel Service, Inc. - Class B	553,997
			2,007,540
		Total Common Stock
		(Cost $100,059,671)	94,092,431
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Apartments: 0.2%
840		Apartment Investment & Management Co.	29,770
670		AvalonBay Communities, Inc.	67,000
2,220		Equity Residential	93,684
			190,454
		Diversified: 0.1%
1,230	S	Vornado Realty Trust	122,336
			122,336
		Forest Products & Paper: 0.1%
1,580		Plum Creek Timber Co., Inc.	78,400
			78,400
		Health Care: 0.1%
1,900	S	HCP, Inc.	68,818
			68,818
		Hotels: 0.0%
4,420	S	Host Hotels & Resorts, Inc.	63,206
			63,206
		Office Property: 0.1%
1,090	S	Boston Properties, Inc.	111,692
			111,692
		Regional Malls: 0.2%
2,220		General Growth Properties, Inc.	57,565
1,950	S	Simon Property Group, Inc.	185,016
			242,581
		Shopping Centers: 0.1%
1,060		Developers Diversified Realty Corp.	35,521
2,200	S	Kimco Realty Corp.	81,708
			117,229
		Storage: 0.1%
1,160	S	Public Storage, Inc.	102,451
			102,451
		Warehouse/Industrial: 0.1%
2,220		Prologis	95,593
			95,593

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS (continued)
		Total Real Estate Investment Trusts
		(Cost $1,292,046)		$1,192,760
		Total Long-Term Investments
		(Cost $101,351,717)		95,285,191
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
1,005,000	S	ING Institutional Prime Money Market Fund		1,005,000
		Total Short-Term Investments
		(Cost $1,005,000)		1,005,000
		Total Investments in Securities
		(Cost $102,356,717)*	93.1%	$96,290,191
		Other Assets and Liabilities — Net	6.9	7,158,172
		Net Assets	100.0%	$103,448,363

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $102,992,732.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,153,548
		Gross Unrealized Depreciation		(8,856,089)
		Net Unrealized Depreciation		$(6,702,541)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

ING Tactical Asset Allocation Fund Open Futures Contracts on August 31, 2008

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Amsterdam Exchanges Index	59	09/19/08	$(38,467)
Hang Seng Index	37	09/29/08	95,094
IBEX 35 Index	41	09/19/08	(128,526)
Japan 10-Year Bond (TSE)	2	09/10/08	72,476
S&P 500	34	09/18/08	(301,954)
S&P 500 E-Mini	16	09/19/08	18,300
S&P ASX 200 Index (SPI 200)	29	09/18/08	(170,959)
S&P/MIB Index	7	09/19/08	(53,540)
Swiss Federal Bond	63	09/08/08	187,424
			$(320,152)
Short Contracts
Australia 10-Year Bond	80	09/15/08	$(486,027)
CAC40 10 Euro	41	09/19/08	13,366
DAX Index	15	09/19/08	86,193
Euro-Bund	42	09/08/08	(137,256)
FTSE 100 Index	69	09/19/08	(116,865)
MSCI Singapore Index (SGX)	14	09/29/08	(8,767)
NIKKEI 225	49	09/11/08	404,941
OMXS30 Index	138	09/19/08	41,454
S&P/TSE 60 Index	48	09/18/08	20,731
			$(182,230)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$84,407,522	$(502,382)
Level 2- Other Significant Observable Inputs	11,882,669	—
Level 3- Significant Unobservable Inputs	—	—
Total	$96,290,191	$(502,382)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 30, 2008